M.S.D.&T. Funds, Inc.
 ..................................

Annual Report

MAY 31, 2000

  Table of Contents

  Chairman's Letter                                                            i
  Funds Reviews                                                               ii
  Statements of Net Assets
       Prime Money Market Fund                                                 1
       Government Money Market Fund                                            3
       Tax-Exempt Money Market Fund                                            5
       Growth & Income Fund                                                    9
       Equity Income Fund                                                     11
       Equity Growth Fund                                                     13
       International Equity Fund                                              15
       Diversified Real Estate Fund                                           17
       Limited Maturity Bond Fund                                             19
       Total Return Bond Fund                                                 22
       Maryland Tax-Exempt Bond Fund                                          25
       Intermediate Tax-Exempt Bond Fund                                      28
       National Tax-Exempt Bond Fund                                          31
       Investment Abbreviations                                               35
  Statements of Operations                                                    36
  Statements of Changes in Net Assets                                         39
  Financial Highlights                                                        45
  Notes to Financial Statements                                               53
  Report of Independent Accountants                                           63
  Important Tax Information                                                   64

Dear Shareholder,

It is a pleasure to present the annual report for M.S.D.&T. Funds, Inc. for the fiscal year ended May 31, 2000. This report includes financial information and fund synopses for the Equity, Bond and Money Market Funds. Also included is a Statement of Net Assets for each of the Funds listing the securities held as of May 31, 2000.

During the fiscal year the economy continued to lengthen its now record expan-sion. Business conditions picked up the pace causing the Federal Reserve Board (the Fed) to become an active participant. During the last twelve months the central bank has increased short-term interest rates steadily in an attempt to reduce inflationary trends. Initially this had no effect on equity prices. More recently, however, stock price volatility has increased. In the fixed in-come markets, news of central bank activity had the opposite effect with an immediate sell-off in bonds followed by more sanguine markets. Helping the bond market have been the efforts of the Treasury Department which has been reducing the amount of outstanding long-term bonds as a result of the increas-ing fiscal budget surplus.

The Funds' adviser believes that economic growth will begin to decelerate from the torrid pace of the past several quarters. To be sure, there likely will be periods when the financial markets will perceive growth to be too heady and will discount further Fed activity, which should provide buying opportunities. It is anticipated that the interest rate cycle should reach a peak during this fiscal year and that certain equity sectors will become attractive for long-term investments. International equities should also remain attractive as for-eign economies continue their recoveries and the U.S. dollar begins its de-scent.

The pages that follow discuss the objectives, performance, structure and strategy of each of the M.S.D.&T. Funds. We appreciate your investment in the Funds and welcome any questions or comments.

                                          Best Regards,

                                          /s/ Leslie B. Disharoon
                                          Leslie B. Disharoon
                                          Chairman and President

Shares of M.S.D.&T. Funds, Inc. are not bank deposits or obligations of, or guaranteed, endorsed, or otherwise supported by Mercantile-Safe Deposit and Trust Company, its parent company or its affiliates, and such shares are not federally insured by the U.S. Government, the Federal Deposit Insurance Corpo-ration, the Federal Reserve Board or any other governmental agency. Investment in the Funds involves risk, including the possible loss of principal.

The Money Market Funds are neither insured nor guaranteed by the FDIC or any other government agency. Although the Money Market Funds strive to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Funds.

Yields will fluctuate as market conditions change. Past performance is not a guarantee of future results.

For more complete information on M.S.D.&T. Funds, Inc., including expenses and ongoing fees, please call 1-800-551-2145 to receive a prospectus, which should be read carefully before investing. BISYS Fund Services serves as the Funds' distributor.

                      The M.S.D.&T. Growth & Income Fund

The Growth & Income Fund returned 7.23% and 12.11% over the six and twelve months ended May 31, 2000, respectively./1/ The S&P 500 Index returned 2.90% and 10.47% over the same periods. The U.S. equity markets, as measured by the S&P 500 Index, have been extremely volatile during the first five months of 2000. The Index has moved by more than 1% from the previous days close 47% of all trading days. The adviser believes that this volatility is due to the Fed having raised the Fed Funds rate in an attempt to slow down what it believes is an overheated U.S. economy. This raises the question in investors' minds as to whether the recent pace of economic and corporate profit growth will con-tinue. The adviser also believes that the increase in volatility is a result of the short-term focus of many market participants and excessive valuations placed on some Internet companies.

The adviser has positioned the Growth & Income Fund to navigate and benefit from this volatility by building a well-diversified portfolio of high quality companies that the adviser believes will provide competitive long-term re-turns. As of May 31, 2000 the Fund is overweighted in the Health Care and Fi-nancial Services sectors relative to the S&P 500 Index. Over the past six months the Fund has added both value and growth companies such as Nokia (1.1%), UNUMProvident (1.5%), Citigroup (0.7%) and United Parcel Service (0.6%)./2/

The adviser believes that several foreign economies are gaining momentum. This is especially true in Europe where the adviser sees an increased focus on cor-porate restructuring and shareholder returns. The adviser is actively re-searching such companies to find those that will benefit the Fund's sharehold-ers.


            Comparison of Change In Value of $10,000 Investment In M.S.D.&T. Growth & Income Fund and the S&P 500 Stock Index

                          Average Annual Total Return
                              as of May 31, 2000

                                             Since
                          1 Year   5 Year  Inception
                                           (2/28/91)
                          12.11%   21.42%   16.42%

                                    [GRAPH]

                      M.S.D.&T. Growth & Income Fund     S&P 500 Stock Index
                      ------------------------------     -------------------
         Feb-91                $10,000.00                    $10,000.00
         Mar-91                 10,100.00                     10,242.10
         Apr-91                 10,150.00                     10,266.37
         May-91                 10,690.00                     10,709.27
         Jun-91                 10,269.18                     10,218.67
         Jul-91                 10,652.51                     10,694.97
         Aug-91                 10,854.26                     10,948.33
         Sep-91                 10,713.59                     10,765.05
         Oct-91                 10,906.72                     10,909.84
         Nov-91                 10,428.98                     10,470.29
         Dec-91                 11,275.00                     11,667.77
         Jan-92                 11,285.25                     11,450.29
         Feb-92                 11,480.00                     11,598.57
         Mar-92                 11,325.20                     11,372.98
         Apr-92                 11,665.26                     11,706.77
         May-92                 11,706.48                     11,764.14
         Jun-92                 11,551.91                     11,589.20
         Jul-92                 11,915.09                     12,062.62
         Aug-92                 11,686.75                     11,815.70
         Sep-92                 11,894.26                     11,954.53
         Oct-92                 11,852.45                     11,995.90
         Nov-92                 12,161.20                     12,404.36
         Dec-92                 12,192.81                     12,556.56
         Jan-93                 12,298.90                     12,661.53
         Feb-93                 12,468.54                     12,834.11
         Mar-93                 12,818.42                     13,104.91
         Apr-93                 12,871.57                     12,788.16
         May-93                 13,212.82                     13,130.25
         Jun-93                 13,052.86                     13,168.72
         Jul-93                 12,967.13                     13,115.78
         Aug-93                 13,374.70                     13,613.39
         Sep-93                 13,224.54                     13,508.98
         Oct-93                 13,536.92                     13,788.48
         Nov-93                 13,300.63                     13,657.49
         Dec-93                 13,452.51                     13,822.74
         Jan-94                 13,851.64                     14,292.72
         Feb-94                 13,567.84                     13,904.67
         Mar-94                 13,196.72                     13,298.43
         Apr-94                 13,305.82                     13,468.91
         May-94                 13,327.78                     13,690.07
         Jun-94                 12,987.45                     13,354.66
         Jul-94                 13,378.85                     13,793.23
         Aug-94                 13,776.90                     14,358.75
         Sep-94                 13,677.39                     14,007.68
         Oct-94                 13,990.16                     14,322.43
         Nov-94                 13,578.36                     13,800.81
         Dec-94                 13,777.30                     14,005.48
         Jan-95                 14,038.06                     14,368.64
         Feb-95                 14,554.16                     14,928.59
         Mar-95                 14,829.42                     15,369.13
         Apr-95                 15,145.99                     15,821.75
         May-95                 15,492.32                     16,454.14
         Jun-95                 15,607.76                     16,836.37
         Jul-95                 16,094.40                     17,394.67
         Aug-95                 16,071.14                     17,438.33
         Sep-95                 16,606.07                     18,174.23
         Oct-95                 16,290.58                     18,109.34
         Nov-95                 16,805.51                     18,904.34
         Dec-95                 17,103.42                     19,268.44
         Jan-96                 17,283.35                     19,924.34
         Feb-96                 17,444.42                     20,109.04
         Mar-96                 17,555.92                     20,302.69
         Apr-96                 17,865.20                     20,601.95
         May-96                 18,164.20                     21,133.27
         Jun-96                 18,151.74                     21,213.79
         Jul-96                 17,462.64                     20,276.57
         Aug-96                 17,876.03                     20,704.20
         Sep-96                 18,615.12                     21,869.43
         Oct-96                 19,166.89                     22,472.59
         Nov-96                 20,751.56                     24,171.29
         Dec-96                 20,539.11                     23,692.46
         Jan-97                 21,805.02                     25,172.77
         Feb-97                 21,870.15                     25,370.12
         Mar-97                 21,270.97                     24,327.66
         Apr-97                 22,535.40                     25,780.02
         May-97                 23,841.80                     27,349.51
         Jun-97                 25,017.56                     28,574.22
         Jul-97                 26,943.26                     30,847.79
         Aug-97                 25,525.95                     29,121.18
         Sep-97                 26,705.88                     30,716.00
         Oct-97                 26,187.42                     29,690.24
         Nov-97                 27,251.74                     31,063.50
         Dec-97                 27,553.42                     31,596.98
         Jan-98                 27,602.53                     31,946.41
         Feb-98                 29,551.44                     34,250.58
         Mar-98                 30,850.70                     36,004.52
         Apr-98                 31,479.23                     36,366.76
         May-98                 30,850.80                     35,741.65
         Jun-98                 31,558.19                     37,193.37
         Jul-98                 30,800.41                     36,797.34
         Aug-98                 26,690.94                     31,477.21
         Sep-98                 28,461.11                     33,493.77
         Oct-98                 31,012.81                     36,218.22
         Nov-98                 32,929.86                     38,413.33
         Dec-98                 34,772.82                     40,626.94
         Jan-99                 35,515.99                     42,325.84
         Feb-99                 34,564.23                     41,010.90
         Mar-99                 35,902.09                     42,653.02
         Apr-99                 37,046.83                     44,303.69
         May-99                 36,464.71                     43,257.50
         Jun-99                 38,234.05                     45,654.62
         Jul-99                 37,271.67                     44,232.70
         Aug-99                 37,601.38                     44,012.38
         Sep-99                 35,653.12                     42,807.23
         Oct-99                 37,556.42                     45,515.01
         Nov-99                 38,125.91                     46,442.01
         Dec-99                 40,378.85                     49,177.21
         Jan-00                 39,370.31                     46,706.70
         Feb-00                 40,046.76                     45,822.49
         Mar-00                 42,420.70                     50,302.42
         Apr-00                 41,590.32                     48,789.07
         May-00                 40,881.09                     47,787.53

           Past performance is not predictive of future performance.

The S&P 500 Index is an unmanaged index generally representative of the per-formance of the U.S. stock market. An investor cannot invest directly in an index.

The above index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                       The M.S.D.&T. Equity Income Fund

The Equity Income Fund was down 10.98% for the fiscal year ended May 31, 2000./1/ Although interest-sensitive and cyclical issues that are heavily rep-resented in the Fund have performed well over the past several months, for most of the past year these stocks were out of favor as the Fed raised short-term interest rates from 4.75% to 6.5%. In addition, the value/income yield orientation of the portfolio precluded a sizeable participation in the tech-nology stocks that drove certain stock market indices over most of the past year.

Intel (2.9%), 3Com (0.8%), Schlumberger (sold), Autodesk (0.6%) and Hallibur-ton (1.8%) were among the stocks that positively contributed to the portfo-lio's performance over the past six to twelve months. Armstrong World (sold), Procter & Gamble (1.6%), Crown Cork & Seal (0.6%), UNUMprovident (0.6%) and Worthington Industries (1.0%) were among the most disappointing performers./2/ With the exception of Armstrong World, which has been sold, the adviser is confident in the prospects for these stocks.

Late in the fiscal year, several technology issues were added to the Fund to enhance the diversification of the portfolio. The adviser believes that these companies should continue to benefit from strong spending to improve produc-tivity in "old economy" industries. The Fund continues to maintain a definite value/income yield orientation, with a price to earnings ratio significantly lower than the S&P 500 Index and a current dividend yield higher than the S&P 500 Index.

            Comparison Of Change in Value of $10,000 Investment In
          M.S.D.&T. Equity Income Fund, the Russell 1000 Value Index
                          and the S&P 500 Stock Index

                          Average Annual Total Return
                              as of May 31, 2000

                                        Since
                              1 Year   Inception
                                       (3/1/98)
                             -10.98%     2.18%

                                    [GRAPH]

             M.S.D.&T. Equity                                Russell 1000
               Income Fund        S&P 500 Stock Index         Value Index
             ----------------     -------------------        ------------
 Feb-98         $10,000.00            $10,000.00              $10,000.00
 Mar-98          10,390.00             10,512.09               10,611.60
 Apr-98          10,482.04             10,617.85               10,682.59
 May-98          10,228.07             10,435.34               10,524.17
 Jun-98          10,428.55             10,859.19               10,659.09
 Jul-98          10,045.70             10,743.57               10,470.96
 Aug-98           8,988.54              9,190.27                8,912.67
 Sep-98           9,473.70              9,779.04                9,424.26
 Oct-98          10,144.17             10,574.48               10,154.26
 Nov-98          10,679.51             11,215.38               10,627.34
 Dec-98          10,899.64             11,861.68               10,989.10
 Jan-99          10,786.32             12,357.70               11,076.90
 Feb-99          10,635.84             11,973.78               10,920.61
 Mar-99          10,958.24             12,453.22               11,146.55
 Apr-99          11,898.67             12,935.16               12,187.64
 May-99          11,793.34             12,629.71               12,053.70
 Jun-99          12,186.47             13,329.59               12,403.62
 Jul-99          11,936.52             12,914.44               12,040.44
 Aug-99          11,751.46             12,850.11               11,593.62
 Sep-99          11,223.25             12,498.25               11,188.42
 Oct-99          11,380.97             13,288.83               11,832.43
 Nov-99          11,266.07             13,559.48               11,739.90
 Dec-99          11,308.61             14,358.07               11,796.60
 Jan-00          10,710.31             13,636.76               11,411.80
 Feb-00           9,780.84             13,378.60               10,563.90
 Mar-00          10,493.84             14,686.59               11,852.80
 Apr-00          10,429.64             14,244.74               11,714.84
 May-00          10,497.89             13,952.33               11,838.31

           Past performance is not predictive of future performance.

The S&P 500 Index is an unmanaged index generally representative of the per-formance of the U.S. stock market. The Russell 1000 Value Index is an unman-aged index considered representative of large-cap value stocks. The Russell 1000 Value Index replaces the S&P 500 Index as the Fund's benchmark index. The new Index is more reflective of the adviser's value style in the large-cap universe. The Russell Index allows for the differentiation between growth and value styles. An investor cannot invest directly in an index.

The above indexes do not reflect the deduction of expenses associated with a mutual fund such as investment management fees. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                       The M.S.D.&T. Equity Growth Fund

For the fiscal year ended May 31, 2000, the Equity Growth Fund returned 17.94% versus 10.47% for the S&P 500 Index and 24.99% for the Russell 1000 Growth In-dex./1/ The Fund continues to carry a price to earnings ratio higher than the S&P 500 Index but modestly lower then the Russell 1000 Growth Index. The Fund is broadly diversified but currently maintains a focus in the Technology and Communication Services sectors. This focus may change as market conditions warrant.

The best performing stocks in the portfolio over the last twelve months were technology issues. In particular, Teradyne (3.1%), Sun Microsystems (1.4%), EMC Corp (2.3%), Intel (3.3%) and Cisco (2.9%) all returned well over 100% for the year ended May 31, 2000./2/ The worst performing stocks were in the Finan-cial Services, Consumer Cyclicals and Communication Services sectors.

The last few months of the fiscal year saw a weakening in the equity markets with technology issues particularly hard hit. This sell off was in part due to the interest rate increases by the Fed to slow the economy and avoid infla-tion. This provided opportunities to add new positions or increase existing holdings of the Fund at relatively inexpensive prices. These included new po-sitions in Agilent (0.9%), Qualcomm (0.3%) and Texas Instruments (0.9%), and increased positions in Microsoft (2.3%) and Lucent (2.2%). Throughout the year the adviser eliminated some positions including AT&T Wireless, Edwards Lifesciences, Cox Communications and Coke, and reduced others such as South-west Airlines (0.9%).

            Comparison of Change In Value of $10,000 Investment In
          M.S.D.&T. Equity Growth Fund, the Russell 1000 Growth Index
                         and the S&P 500 Stock Index

                          Average Annual Total Return
                              as of May 31, 2000
                                          Since
                              1 Year    Inception
                                         (3/1/98)
                              17.94%      19.52%

                                    [GRAPH]

            M.S.D.&T. Equity                                 Russell 1000
              Growth Fund        S&P 500 Stock Index         Growth Index
            ----------------     -------------------         ------------
Feb-98        $10,000.00              $10,000.00              $10,000.00
Mar-98         10,340.00               10,512.09               10,398.60
Apr-98         10,585.61               10,617.85               10,542.52
May-98         10,288.94               10,435.34               10,243.32
Jun-98         10,788.63               10,859.19               10,870.72
Jul-98         10,702.43               10,743.57               10,798.76
Aug-98          9,142.62                9,190.27                9,178.08
Sep-98          9,740.59                9,779.04                9,883.14
Oct-98         10,576.78               10,574.48               10,677.45
Nov-98         11,260.17               11,215.38               11,489.68
Dec-98         12,047.26               11,861.68               12,525.71
Jan-99         12,810.35               12,357.70               13,261.22
Feb-99         12,161.13               11,973.78               12,655.45
Mar-99         12,641.64               12,453.22               13,322.01
Apr-99         12,789.45               12,935.16               13,339.06
May-99         12,668.41               12,629.71               12,929.15
Jun-99         13,302.36               13,329.59               13,834.71
Jul-99         12,934.28               12,914.44               13,395.04
Aug-99         12,437.23               12,850.11               13,613.92
Sep-99         12,154.56               12,498.25               13,327.89
Oct-99         13,319.23               13,288.83               14,334.41
Nov-99         14,159.28               13,559.48               15,107.75
Dec-99         15,172.38               14,358.07               16,679.11
Jan-00         14,902.46               13,636.76               15,897.02
Feb-00         15,550.39               13,378.60               16,674.23
Mar-00         16,110.23               14,686.59               17,867.77
Apr-00         15,491.01               14,244.74               17,017.62
May-00         14,940.97               13,952.33               16,160.62

                       Past performance is not predictive of future performance.

The S&P 500 Index is an unmanaged index generally representative of the per-formance of the U.S. stock market. The Russell 1000 Growth Index is an unman-aged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index replaces the S&P 500 Index as the Fund's benchmark index. The new Index is more reflective of the adviser's growth style in the large-cap universe. The Russell Index allows for the differentiation between growth and value styles. An investor cannot invest directly in an index.

The above indexes do not reflect the deduction of expenses associated with a mutual fund such as investment management fees. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                  The M.S.D.&T. International Equity Fund/3/

The International Equity Fund returned 21.73% for the year ended May 31, 2000./1/ Over the same period the MSCI All-Country World ex-USA Index returned 19.07%. Early in the period there was much talk about Y2K issues, and in par-ticular, whether the computer systems in some countries would survive intact. Towards the end of the calendar year 1999, it started to become clear that most countries and companies had completed their Y2K testing successfully. This realization led to a very sharp year-end rally in international equity markets. This rally was fueled by the market's burgeoning love affair with technology-related stocks, whose values soared dramatically towards the end of the year on into 2000.

The strongest areas for equity performance over the year were Japan and Conti-nental Europe. In both areas the Fund returned over 30% from its portfolio holdings. By contrast, the markets of the UK and Pacific Basin ex-Japan actu-ally fell modestly over the period. Emerging markets were volatile, but the Fund's holdings in that area returned 23%.

The UK market suffered over the year as it was the only major international market where short interest rates were rising significantly. They now stand at 6% against 4.25% for the rest of Europe. The UK market is also relatively light in technology-related stocks, and the market was very much concentrated on European technology issues such as Nokia, Ericsson, Siemens, Alactel and Philips.

Apart from technology exposure, the European markets benefited from improving economic growth prospects and strong earnings per share growth. The major neg-ative for European returns was the continued weakness of the Euro, which fell by about 10% against the U.S. dollar over the year. The weaker Euro, however, did further stimulate European growth forecasts as the currency became more competitive.

Although the technology sectors have come off the boil in line with recent profit-taking, the fortunes of that sector are still key to future portfolio performance as technology now accounts for a large part of certain indices. As we enter the new fiscal year, the Fund is underweight in technology in Japan, with an emphasis on domestic recovery stocks instead. Within Europe, the Fund is overweight in hardware and IT stocks and underweight in incumbent telecom operators.

            Comparison of Change In Value of $10,000 Investment In
                    M.S.D.&T. International Equity fund and
                    the MSCI World All-Country ex-US Index
                          Average Annual Total Return
                              as of May 31, 2000
                                              Since
                          1 Year   5 Year   Inception
                                             (7/2/93)
                          21.73%   11.26%     10.90%

                                    [GRAPH]

                 M.S.D.&T. International           MSCI All-Country
                      Equity Fund                 World ex-US Index
                 -----------------------          -----------------
Jun-93                 $10,000.00                     $10,000.00
Jul-93                  10,320.00                      10,317.73
Aug-93                  10,980.00                      10,844.79
Sep-93                  10,850.00                      10,631.69
Oct-93                  10,960.00                      11,011.34
Nov-93                  10,502.17                      10,224.10
Dec-93                  11,343.14                      11,077.88
Jan-94                  11,766.67                      11,985.64
Feb-94                  11,817.04                      11,874.48
Mar-94                  11,635.70                      11,326.58
Apr-94                  11,998.37                      11,721.04
May-94                  11,897.63                      11,733.93
Jun-94                  11,988.30                      11,814.70
Jul-94                  12,245.81                      12,032.57
Aug-94                  12,488.30                      12,444.60
Sep-94                  12,114.46                      12,183.72
Oct-94                  12,397.36                      12,472.19
Nov-94                  11,811.34                      11,878.51
Dec-94                  11,871.45                      11,864.21
Jan-95                  11,405.70                      11,291.65
Feb-95                  11,209.05                      11,229.12
Mar-95                  11,685.15                      11,854.88
Apr-95                  11,912.85                      12,276.89
May-95                  11,995.65                      12,210.61
Jun-95                  11,850.75                      12,040.79
Jul-95                  12,730.50                      12,696.89
Aug-95                  12,451.05                      12,245.17
Sep-95                  12,616.65                      12,471.27
Oct-95                  12,233.70                      12,139.96
Nov-95                  12,388.95                      12,393.98
Dec-95                  12,817.61                      12,876.71
Jan-96                  13,025.88                      13,020.35
Feb-96                  13,036.87                      13,022.44
Mar-96                  13,388.62                      13,275.54
Apr-96                  13,861.29                      13,747.57
May-96                  13,707.40                      13,517.86
Jun-96                  13,894.27                      13,597.56
Jul-96                  13,477.20                      13,131.25
Aug-96                  13,521.68                      13,206.38
Sep-96                  13,910.87                      13,531.14
Oct-96                  13,721.83                      13,391.47
Nov-96                  14,211.10                      13,899.58
Dec-96                  14,123.29                      13,732.23
Jan-97                  13,841.89                      13,490.60
Feb-97                  14,150.25                      13,744.15
Mar-97                  14,195.93                      13,720.81
Apr-97                  14,264.45                      13,845.81
May-97                  15,052.48                      14,682.29
Jun-97                  15,737.72                      15,500.98
Jul-97                  16,034.95                      15,818.96
Aug-97                  14,753.99                      14,609.38
Sep-97                  15,668.96                      15,347.66
Oct-97                  14,639.62                      13,998.15
Nov-97                  14,559.56                      13,819.40
Dec-97                  14,700.14                      13,967.20
Jan-98                  15,166.93                      14,381.68
Feb-98                  16,265.98                      15,360.36
Mar-98                  17,084.17                      15,879.63
Apr-98                  17,206.29                      15,977.49
May-98                  16,974.26                      15,667.75
Jun-98                  16,791.09                      15,598.35
Jul-98                  17,219.92                      15,748.48
Aug-98                  14,640.62                      13,521.04
Sep-98                  14,198.45                      13,243.21
Oct-98                  15,291.59                      14,629.64
Nov-98                  16,089.94                      15,413.11
Dec-98                  16,461.83                      15,934.96
Jan-99                  16,310.81                      15,918.51
Feb-99                  15,933.24                      15,580.62
Mar-99                  16,663.20                      16,348.74
Apr-99                  17,569.36                      17,184.83
May-99                  16,801.64                      16,405.47
Jun-99                  17,795.90                      17,199.65
Jul-99                  18,422.75                      17,565.74
Aug-99                  18,485.97                      17,666.72
Sep-99                  18,283.66                      17,760.22
Oct-99                  19,029.67                      18,431.20
Nov-99                  20,281.46                      19,160.86
Dec-99                  22,717.03                      21,001.38
Jan-00                  21,564.02                      19,934.83
Feb-00                  22,346.42                      20,467.85
Mar-00                  22,277.78                      21,231.39
May-00                  20,809.07                      20,026.75
Jun-00                  20,452.19                      19,533.35

                       Past performance is not predictive of future performance.

The MSCI All-Country World ex-US Index is an unmanaged index of foreign secu-rities that reflects a strategic emerging markets allocation. An investor can-not invest directly in an index.
The above index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                  The M.S.D.&T. Diversified Real Estate Fund

The REIT sector began a strong rally in mid-March as investors sought income and stability as an alternative to the higher volatility in other sectors. For the first five months of 2000, REITs (as measured by the Wilshire Real Estate Index) had a total return of 11.46% driven by very strong performances in Ho-tels, Regional Malls and Office Properties sectors. The fundamentals in the real estate market remain positive with a relative balance between supply and demand in most property types and geographic regions. The adviser believes that this should translate into modest appreciation and steady dividend growth for real estate securities, providing that investors do not abandon the sector as they did in 1998 and 1999.

For the one-year period ended May 31, 2000, the Diversified Real Estate Fund had a total return of 1.59% versus a negative 0.65% for the Wilshire Real Es-tate Index representing a positive 2.24% performance spread./1/ The adviser intends to remain overweighted in Office and Apartment sectors and underweighted in the Retail sector versus the index. The Fund is also underweighted in the Hotel sector, which reflects the adviser's philosophy to limit exposure to this relatively volatile sector particularly with the poten-tial of a slowdown in the domestic economy. During the period, the Fund ad-justed its Health Care exposure by selling some weaker names while adding to more stable issues, although the adviser does not intend to further increase the weighting in this sector at this time./2/


            Comparison of Change In Value of $10,000 Investment In
               M.S.D. & T. Diversified Real Estate Fund and the
                          Wilshire Real Estate Index

                                Average Annual
                                 Total Return
                              as of May 31, 2000

                        1 Year          Since Inception
                                           (8/1/97)
                        1.59%               1.42%

                                    [GRAPH]

                         M.S.D.&T. Diversified                Wilshire Real
                           Real Estate Fund                    Estate Index
                         ---------------------                -------------
         Jul-97              $10,000.00                        $10,000.00
         Aug-97                9,970.00                          9,926.00
         Sep-97               10,800.00                         10,904.70
         Oct-97               10,467.98                         10,441.25
         Nov-97               10,638.93                         10,651.12
         Dec-97               10,841.96                         10,888.64
         Jan-98               10,627.77                         10,735.11
         Feb-98               10,525.78                         10,597.70
         Mar-98               10,688.97                         10,806.48
         Apr-98               10,472.56                         10,466.07
         May-98               10,431.37                         10,365.60
         Jun-98               10,400.48                         10,310.66
         Jul-98                9,826.68                          9,593.04
         Aug-98                8,973.99                          8,596.32
         Sep-98                9,431.53                          9,077.72
         Oct-98                9,181.55                          8,953.35
         Nov-98                9,318.74                          9,121.68
         Dec-98                9,371.10                          8,991.24
         Jan-99                9,189.24                          8,796.13
         Feb-99                9,018.08                          8,726.64
         Mar-99                8,975.29                          8,679.51
         Apr-99                9,970.71                          9,604.75
         May-99               10,244.03                          9,767.07
         Jun-99               10,145.64                          9,601.03
         Jul-99                9,825.32                          9,233.31
         Aug-99                9,681.64                          9,094.81
         Sep-99                9,416.39                          8,685.54
         Oct-99                9,248.82                          8,523.99
         Nov-99                9,113.80                          8,390.17
         Dec-99                9,506.06                          8,705.64
         Jan-00                9,494.67                          8,741.33
         Feb-00                9,335.29                          8,574.37
         Mar-00                9,665.44                          8,949.93
         Apr-00               10,233.45                          9,588.06
         May-00               10,407.09                          9,703.11

           Past performance is not predictive of future performance.


The Wilshire Real Estate Index is an unmanaged index generally representative of the U.S. REIT market. An investor cannot invest directly in an index.

The above index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                   The M.S.D.&T. Limited Maturity Bond Fund

For the second consecutive year, the fixed income markets produced modest re-turns for the twelve months ended May 31, 2000. Following a trend that was in-itiated in late 1998, interest rates have been following an irregular path higher. With the domestic economy enjoying spectacular late-cycle growth and the observed inflation rate rising from cyclical lows, interest rates have been increasing. In an effort to slow the pace of economic growth and fore-stall an even larger increase in the inflation rate, the Fed, has incrementally raised the benchmark Fed Funds rate by 1.75% during the twelve months ended May 31, 2000.

Along the yield curve, interest rates on one- to five-year Treasury maturities have moved 0.90% to 1.25% higher. Further along the curve, ten-year Treasury rates increased approximately 0.60%. Longer term Treasury rates have not moved as quickly as short-term rates due to the systematic buyback of Treasury debt by the Federal government.

In this environment, the Limited Maturity Bond Fund enjoyed a 3.42% total re-turn over the period./1/ By comparison, the Fund effectively matched the per-formance of the Lehman Mutual Fund Short 1-5 Year Government/Corporate Bond Index, which returned 3.41%. Income returns in the bond market were muted by the capital depreciation caused by the rise in interest rates.

Yield spreads on non-Treasury securities continued to widen during the fiscal period. This widening in yield spreads has been caused by the ongoing shrink-ing supply of Treasuries, which makes these issues more expensive, and a heightened awareness for credit risk as several well-known corporate issuers have suffered reversals in their business fortunes. During the year, the Fund broadened its quality exposure by increasing the "AA", "A" and "BAA" areas of the corporate bond market while reducing U.S. Treasury holdings. Additionally, the Fund's investments in the Federal Agency sector were increased. The Fund's average maturity was modestly increased from 2.6 to 2.9 years over the course of the year.


            Comparison of Change In Value of $10,000 Investment In
                M.S.D. & T. Limited Maturity Bond Fund and the
             Lehman Mutual Fund Short 1-5 Year Gov/Corp Bond Index

                          Average Annual Total Return
                              as of May 31, 2000
                     1 Year     5 Year     Since Inception
                                             (3/14/91)
                     3.42%      5.32%           5.97%

                                    [GRAPH]

                        M.S.D.&T. Limited       Lehman MF Short 1-5 Year
                       Maturity Bond Fund          Gov/Corp Bond Index
                       ------------------       -----------------------
         Feb-91            $10,000.00                 $10,000.00
         Mar-91              9,968.13                  10,070.00
         Apr-91             10,048.56                  10,175.74
         May-91             10,100.31                  10,239.84
         Jun-91             10,122.10                  10,262.37
         Jul-91             10,208.08                  10,367.05
         Aug-91             10,355.16                  10,536.03
         Sep-91             10,500.89                  10,679.32
         Oct-91             10,607.18                  10,803.20
         Nov-91             10,722.42                  10,923.11
         Dec-91             10,920.42                  11,127.38
         Jan-92             10,855.13                  11,079.53
         Feb-92             10,881.48                  11,111.66
         Mar-92             10,847.66                  11,077.21
         Apr-92             10,941.09                  11,183.55
         May-92             11,078.61                  11,322.23
         Jun-92             11,203.96                  11,469.42
         Jul-92             11,384.73                  11,647.20
         Aug-92             11,480.59                  11,761.34
         Sep-92             11,608.19                  11,900.12
         Oct-92             11,497.00                  11,782.31
         Nov-92             11,452.32                  11,744.61
         Dec-92             11,582.45                  11,876.15
         Jan-93             11,746.51                  12,063.79
         Feb-93             11,861.08                  12,208.56
         Mar-93             11,901.78                  12,253.73
         Apr-93             11,974.66                  12,349.31
         May-93             11,958.00                  12,312.26
         Jun-93             12,086.20                  12,446.46
         Jul-93             12,101.51                  12,471.36
         Aug-93             12,253.91                  12,621.01
         Sep-93             12,301.86                  12,662.66
         Oct-93             12,327.86                  12,695.58
         Nov-93             12,268.01                  12,670.19
         Dec-93             12,315.83                  12,722.14
         Jan-94             12,411.23                  12,830.28
         Feb-94             12,280.01                  12,701.98
         Mar-94             12,127.77                  12,574.96
         Apr-94             12,056.42                  12,502.02
         May-94             12,070.01                  12,515.77
         Jun-94             12,072.30                  12,537.05
         Jul-94             12,208.27                  12,677.47
         Aug-94             12,250.56                  12,719.30
         Sep-94             12,147.44                  12,651.89
         Oct-94             12,155.42                  12,667.07
         Nov-94             12,113.65                  12,602.47
         Dec-94             12,160.83                  12,630.19
         Jan-95             12,356.72                  12,823.44
         Feb-95             12,598.59                  13,045.28
         Mar-95             12,672.73                  13,119.64
         Apr-95             12,808.32                  13,257.40
         May-95             13,172.15                  13,564.97
         Jun-95             13,245.65                  13,645.00
         Jul-95             13,232.74                  13,677.75
         Aug-95             13,360.52                  13,774.86
         Sep-95             13,461.50                  13,853.38
         Oct-95             13,603.20                  13,986.37
         Nov-95             13,769.82                  14,134.63
         Dec-95             13,913.11                  14,257.60
         Jan-96             14,004.36                  14,388.77
         Feb-96             13,816.90                  14,290.92
         Mar-96             13,724.80                  14,246.62
         Apr-96             13,643.75                  14,235.22
         May-96             13,617.41                  14,245.19
         Jun-96             13,762.78                  14,370.55
         Jul-96             13,789.74                  14,422.28
         Aug-96             13,789.30                  14,472.76
         Sep-96             13,990.62                  14,633.41
         Oct-96             14,249.31                  14,838.27
         Nov-96             14,466.89                  14,980.72
         Dec-96             14,344.33                  14,941.77
         Jan-97             14,385.27                  15,010.50
         Feb-97             14,406.73                  15,040.52
         Mar-97             14,322.72                  14,992.39
         Apr-97             14,488.73                  15,137.82
         May-97             14,587.00                  15,248.33
         Jun-97             14,712.94                  15,368.79
         Jul-97             14,969.53                  15,596.25
         Aug-97             14,913.70                  15,574.41
         Sep-97             15,056.25                  15,719.25
         Oct-97             15,201.37                  15,860.73
         Nov-97             15,243.90                  15,890.86
         Dec-97             15,369.86                  16,006.87
         Jan-98             15,547.13                  16,192.55
         Feb-98             15,542.72                  16,192.55
         Mar-98             15,603.25                  16,249.22
         Apr-98             15,675.88                  16,328.84
         May-98             15,775.53                  16,428.45
         Jun-98             15,848.99                  16,520.45
         Jul-98             15,909.31                  16,589.83
         Aug-98             16,106.75                  16,822.09
         Sep-98             16,349.15                  17,136.66
         Oct-98             16,379.12                  17,184.64
         Nov-98             16,391.87                  17,170.90
         Dec-98             16,462.39                  17,229.28
         Jan-99             16,524.08                  17,315.42
         Feb-99             16,406.94                  17,168.24
         Mar-99             16,515.91                  17,297.01
         Apr-99             16,542.13                  17,354.09
         May-99             16,505.19                  17,284.67
         Jun-99             16,515.75                  17,333.07
         Jul-99             16,545.04                  17,350.40
         Aug-99             16,574.90                  17,388.57
         Sep-99             16,700.84                  17,527.68
         Oct-99             16,748.15                  17,575.00
         Nov-99             16,791.98                  17,604.88
         Dec-99             16,780.69                  17,590.80
         Jan-00             16,761.23                  17,555.62
         Feb-00             16,889.06                  17,689.04
         Mar-00             17,021.82                  17,819.94
         Apr-00             17,019.00                  17,823.50
         May-00             17,069.66                  17,876.97

           Past performance is not predictive of future performance.

The Lehman Mutual Fund Short 1-5 Year Government/Corporate Bond Index is an unmanaged index generally representative of the performance of government and corporate bonds with remaining maturities of between 1 and 5 years. An in-vestor cannot invest directly in an index.

The above index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                     The M.S.D.&T. Total Return Bond Fund

Interest rates on U. S. Treasury instruments rose along the yield curve during the fiscal year ended May 31, 2000. However, the upward move in yields was more pronounced on shorter-dated debt obligations than longer-term bonds. The primary reason for the more than one percent increase on notes with less than five years to maturity was that the Fed raised the base rate five times during the period in an attempt to moderate inflationary growth in the economy. At the same time, the Treasury Department was buying back outstanding bonds as a result of the fiscal surplus exceeding estimates. This had the beneficial ef-fect of limiting the increases in yields of longer-term government issues.

The Total Return Bond Fund maintained an effective duration less than its benchmark, the Lehman Brothers Aggregate Bond Index, throughout the fiscal year. As interest rates rose, the portfolio's effective duration has been in-creased with purchases targeted at 10- and 30-year maturities. Sector weightings within the portfolio have been shifted to capture the widening yield spreads in non-Treasury debt. Indeed, the portfolio currently holds only 11% in U. S. Treasuries (almost all in long bonds) while the unmanaged Lehman Brothers Aggregate Bond Index sports a nearly 33% weighting. The Fund has rel-atively small holdings in high-yield bonds and emerging market debt with an overweighted position in mortgage-backed securities and federal agency issues.

Maturities with less than one year constitute slightly more than 10% of the Fund at present. The adviser anticipates that the bond market will sell-off on fears that the central bank will continue to raise short-term interest rates. In periods of bond market duress, reserves will be extended on the yield curve and the portfolio's effective duration will be lengthened.

             Comparison of Change In Value of $10,000 Investment In
                    M.S.D.&T. Total Return Bond Fund and the
                          Lehman Aggregate Bond Index
                          Average Annual Total Return
                               as of May 31, 2000
                                                    Since
                      1 Year                      Inception
                                                  (3/1/98)
                       2.55%                        3.88%
                                    [GRAPH]

                                M.S.D.&T. Total         Lehman Aggregate
                               Return Bond Fund            Bond Index
                               ----------------         ----------------
         Feb-98                   $10,000.00              $10,000.00
         Mar-98                    10,040.05               10,034.00
         Apr-98                    10,088.80               10,086.18
         May-98                    10,169.40               10,182.00
         Jun-98                    10,239.70               10,268.54
         Jul-98                    10,280.65               10,290.11
         Aug-98                    10,383.00               10,457.84
         Sep-98                    10,587.44               10,702.55
         Oct-98                    10,576.09               10,645.82
         Nov-98                    10,646.92               10,706.51
         Dec-98                    10,687.23               10,738.63
         Jan-99                    10,758.84               10,814.87
         Feb-99                    10,606.50               10,625.61
         Mar-99                    10,669.85               10,684.05
         Apr-99                    10,711.37               10,718.24
         May-99                    10,624.55               10,623.92
         Jun-99                    10,590.69               10,589.92
         Jul-99                    10,557.22               10,545.44
         Aug-99                    10,546.37               10,540.17
         Sep-99                    10,677.13               10,662.44
         Oct-99                    10,699.05               10,701.89
         Nov-99                    10,709.47               10,700.82
         Dec-99                    10,674.92               10,649.45
         Jan-00                    10,641.96               10,614.31
         Feb-00                    10,788.14               10,742.74
         Mar-00                    10,926.12               10,884.55
         Apr-00                    10,904.67               10,852.98
         May-00                    10,895.70               10,847.56

           Past performance is not predictive of future performance.

The Lehman Aggregate Bond Index is an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index and two Lehman Brothers asset-backed securities indices. An investor cannot invest directly in an index.

The above index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

               The M.S.D.& T. Maryland Tax-Exempt Bond Fund /4/

The primary theme in the Maryland municipal bond market has been the ongoing diminished supply of Maryland paper, caused by a combination of a slowdown in new issuance and strong demand from retail and institutional buyers alike. The steady to improved credit ratings of Maryland issuers, a result of current economic prosperity and prudent fiscal responsibility, have united with the supply and demand factors, ensuing in historically narrow quality spreads.

The effective duration of the Maryland Tax-Exempt Bond Fund had been shortened during 1999 and early 2000 as the Fed pushed short-term interest rates higher. With the Fed Funds rate up 1.75% since last May, the effects of higher rates on the economy are beginning to be felt. The adviser believes that the result-ing slowdown in economic growth should begin to emerge during the summer and fall of 2000. As inflation continues to remain relatively benign, the adviser also believes that the Fed is close to finishing this cycle of rate increases. The adviser intends to take advantage of any decline in municipal bond prices to lengthen the effective duration of the portfolio in anticipation of a fu-ture lower yield environment.

             Comparison of Change In Value of $10,000 Investment In
               M.S.D.& T. Maryland Tax-Exempt Bond Fund and the
                        Lehman Municipal Bond Index/1/

                          Average Annual Total Return
                               as of May 31, 2000
                                                Since
                        1 Year     5 Year     Inception
                                               (6/2/92)
                        -0.87%      4.27%        5.02%
                                    [GRAPH]

                           M.S.D.& T. Maryland         Lehman Municipal
                          Tax-Exempt Bond Fund            Bond Index
                          --------------------         ----------------
         May-92               $10,000.00                  $10,000.00
         Jun-92                10,104.09                   10,168.00
         Jul-92                10,446.12                   10,473.04
         Aug-92                10,278.82                   10,371.36
         Sep-92                10,342.03                   10,438.47
         Oct-92                10,132.14                   10,336.79
         Nov-92                10,388.53                   10,521.85
         Dec-92                10,504.42                   10,628.61
         Jan-93                10,640.95                   10,752.66
         Feb-93                11,043.33                   11,141.08
         Mar-93                10,900.35                   11,023.13
         Apr-93                11,003.65                   11,134.98
         May-93                11,055.77                   11,197.00
         Jun-93                11,275.72                   11,384.09
         Jul-93                11,279.36                   11,398.33
         Aug-93                11,547.10                   11,636.26
         Sep-93                11,686.67                   11,768.44
         Oct-93                11,700.73                   11,790.81
         Nov-93                11,584.51                   11,687.10
         Dec-93                11,823.32                   11,934.18
         Jan-94                11,966.60                   12,069.42
         Feb-94                11,640.16                   11,757.26
         Mar-94                11,155.23                   11,278.35
         Apr-94                11,198.05                   11,374.94
         May-94                11,275.82                   11,473.57
         Jun-94                11,187.98                   11,407.02
         Jul-94                11,377.11                   11,615.53
         Aug-94                11,400.60                   11,656.22
         Sep-94                11,211.53                   11,485.34
         Oct-94                11,045.20                   11,280.90
         Nov-94                10,797.62                   11,076.46
         Dec-94                10,990.17                   11,320.57
         Jan-95                11,262.72                   11,644.01
         Feb-95                11,532.07                   11,982.72
         Mar-95                11,658.85                   12,120.52
         Apr-95                11,670.77                   12,135.06
         May-95                12,006.18                   12,522.58
         Jun-95                11,868.06                   12,412.73
         Jul-95                11,974.58                   12,530.71
         Aug-95                12,104.62                   12,690.40
         Sep-95                12,186.85                   12,769.73
         Oct-95                12,329.79                   12,954.85
         Nov-95                12,506.94                   13,170.47
         Dec-95                12,591.95                   13,296.59
         Jan-96                12,678.30                   13,398.30
         Feb-96                12,594.09                   13,306.76
         Mar-96                12,417.00                   13,136.91
         Apr-96                12,356.89                   13,099.28
         May-96                12,346.59                   13,094.19
         Jun-96                12,455.70                   13,236.58
         Jul-96                12,554.83                   13,357.62
         Aug-96                12,520.11                   13,354.57
         Sep-96                12,679.96                   13,541.72
         Oct-96                12,818.88                   13,694.28
         Nov-96                13,055.20                   13,945.51
         Dec-96                12,984.31                   13,886.51
         Jan-97                13,000.31                   13,912.96
         Feb-97                13,098.44                   14,041.11
         Mar-97                12,914.18                   13,853.97
         Apr-97                13,017.47                   13,970.93
         May-97                13,186.44                   14,180.46
         Jun-97                13,341.42                   14,331.36
         Jul-97                13,765.91                   14,728.28
         Aug-97                13,602.39                   14,590.20
         Sep-97                13,731.35                   14,763.21
         Oct-97                13,810.35                   14,858.36
         Nov-97                13,887.63                   14,945.87
         Dec-97                14,096.59                   15,163.79
         Jan-98                14,227.47                   15,320.16
         Feb-98                14,209.64                   15,324.82
         Mar-98                14,209.51                   15,338.46
         Apr-98                14,167.23                   15,269.26
         May-98                14,377.40                   15,510.80
         Jun-98                14,414.16                   15,571.29
         Jul-98                14,438.85                   15,610.22
         Aug-98                14,637.39                   15,852.18
         Sep-98                14,795.00                   16,050.33
         Oct-98                14,806.37                   16,050.33
         Nov-98                14,855.76                   16,106.51
         Dec-98                14,880.32                   16,146.78
         Jan-99                15,041.20                   16,338.92
         Feb-99                14,964.99                   16,267.03
         Mar-99                14,975.60                   16,289.81
         Apr-99                15,011.79                   16,330.53
         May-99                14,925.66                   16,235.81
         Jun-99                14,713.43                   16,002.02
         Jul-99                14,751.06                   16,059.62
         Aug-99                14,649.10                   15,931.15
         Sep-99                14,644.14                   15,937.52
         Oct-99                14,514.25                   15,765.39
         Nov-99                14,651.32                   15,932.51
         Dec-99                14,564.38                   15,813.01
         Jan-00                14,505.69                   15,745.02
         Feb-00                14,643.40                   15,927.66
         Mar-00                14,929.10                   16,276.48
         Apr-00                14,883.46                   16,180.44
         May-00                14,795.44                   16,096.31
           Past performance is not predictive of future performance.

The Lehman Municipal Bond Index is an unmanaged index generally representative of the total return of outstanding municipal bonds. An investor cannot invest directly in an index.

The above index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

              The M.S.D.&T. Intermediate Tax-Exempt Bond Fund /4/

In the fiscal year ended May 31, 2000 the municipal yield curve has essen-tially shifted upward by approximately 1% to 1.25%, taking the lead from the Fed, which increased short-term taxable rates by 1.75% during that time frame. Unlike the Treasury curve, which has inverted, the municipal curve has re-mained upward sloping. Short to intermediate-term municipal interest rates rose not only due to the Fed's actions, but also as a result of selling pres-sures from corporations and mutual funds raising cash. This supply glut fi-nally started to ebb in the second quarter of 2000, as retail buyers moved some cash out of the stock markets and into fixed income products, including short and intermediate tax-exempt bonds. In addition to the diversity factor, before-tax yields of 5.5% (8.59% yield to maturity after-tax in the 36% tax bracket) on 10-year insured municipals lured investors to tax-exempt invest-ments. An overall increase in the creditworthiness of issuers resulted in a narrowing of most sector spreads over the first half of 2000.

The adviser kept the effective duration of the Intermediate Tax-Exempt Bond Fund short relative to both its peer group and benchmark for most of the fis-cal year as the Fed continued its tightening mode. The duration was extended slightly during the first quarter of 2000 to take advantage of the rally that occurred during February and March. Recent economic factors indicate that growth may be slowing, implying that the Fed may nearly be done raising rates. Given benign inflation pressures, dips in the municipal bond market will be utilized by the adviser to lengthen the average maturity of the Fund to take advantage of the expected decline in intermediate term interest rates.

             Comparison of Change In Value of $10,000 Investment In
              M.S.D.&T. Intermediate Tax-Exempt Bond Fund and the
                      Lehman 7-Year Municipal Bond Index /1/
                          Average Annual Total Return
                               as of May 31, 2000
                                              Since
                          1 Year            Inception
                           0.64%              2.78%
                                    [GRAPH]

                            M.S.D.&T. Intermediate            Lehman 7-Year
                             Tax-Exempt Bond Fund         Municipal Bond Index
                            ----------------------        --------------------
        2/28/98                  $10,000.00                    $10,000.00
        3/31/98                   10,042.63                     10,001.00
        4/30/98                   10,034.21                      9,942.99
        5/31/98                   10,107.40                     10,089.16
        6/30/98                   10,129.70                     10,117.41
        7/31/98                   10,163.40                     10,150.79
        8/31/98                   10,298.87                     10,305.09
        9/30/98                   10,413.22                     10,438.02
       10/31/98                   10,426.90                     10,453.68
       11/30/98                   10,438.93                     10,481.90
       12/31/98                   10,481.86                     10,503.91
        1/31/99                   10,588.29                     10,657.27
        2/28/99                   10,555.78                     10,597.59
        3/31/99                   10,568.33                     10,593.35
        4/30/99                   10,600.52                     10,618.78
        5/31/99                   10,570.30                     10,566.74
        6/30/99                   10,443.76                     10,413.53
        7/31/99                   10,497.93                     10,484.34
        8/31/99                   10,509.16                     10,460.22
        9/30/99                   10,541.67                     10,498.93
       10/31/99                   10,542.75                     10,454.83
       11/30/99                   10,586.32                     10,531.15
       12/31/99                   10,570.50                     10,489.03
        1/31/00                   10,572.86                     10,463.85
        2/29/00                   10,605.90                     10,506.76
        3/31/00                   10,674.70                     10,655.95
        4/30/00                   10,655.57                     10,616.52
        5/31/00                   10,637.70                     10,593.17

             Past performance is not predictive of future results.

The Lehman 7-Year Municipal Bond Index is an unmanaged index generally repre-sentative of the total return of outstanding municipal bonds with remaining maturities of 7 years or less. An investor cannot invest directly in an index.

The above index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                The M.S.D.&T. National Tax-Exempt Bond Fund /4/

The Fed's policy since June 1999 of raising short-term interest rates at peri-odic intervals has resulted in the Fed Funds rate increasing from 4.75% last May to 6.50%. Despite the rise in rates, the economy continued to steam along, as GDP increased by 7.3% in the fourth quarter of 1999 and 5.4% in the first quarter of 2000. The unemployment rate hit a 20-year low of 3.9% in April, while the wealth effect created by a NASDAQ market that gained over 100% from May 1999 through March 2000 fueled personal income and spending. While the Fed ratcheted up short-term rates, market participants pushed intermediate and long-term interest rates (taxable and tax-exempt) higher through all of 1999 and early 2000.

Strong outflows of funds from tax-exempt mutual funds pushed municipal yields to their highest levels in five years early in the first quarter of 2000. How-ever, a combination of factors, including an announced Treasury buyback of government debt, converged in late January/early February of 2000 that re-sulted in a rally of longer maturity Treasury bonds, which carried over to the tax-exempt market. The rally lasted until early April, when continued strength in the economy and fears of inflation caused bond market participants to sell off. By the end of May, municipal interest rates had nearly returned to the highs of January.

The effective duration of the National Tax-Exempt Bond Fund had been shortened throughout 1999 and early 2000, and then lengthened slightly during the spring rally. Credit and sector spreads (except hospitals) remained narrow due to low issuance. The cumulative effect of the Fed's tightening of credit should start to show up in the second half of 2000. The dampening of interest rate sensi-tive sectors (e.g. housing and auto purchases) combined with the expected slowdown in wealth effect spending due to the stock market correction should result in economic growth returning to a more sustainable level (2.5 to 3.5%). The Fed will continue its vigilance in keeping inflation at bay, but it ap-pears that this cycle of interest rate increases may be nearing an end. As a result, any increase in yields will be looked at as a buying opportunity and will be used to extend the Fund's average maturity.

             Comparison of Change In Value of $10,000 Investment In
                M.S.D.&T. National Tax-Exempt Bond Fund and the
                          Lehman Municipal Bond Index /1/
                          Average Annual Total Return
                               as of May 31, 2000
                                             Since
                          1 Year           Inception
                                            (3/1/98)
                          -0.55%              2.43%
                                    [GRAPH]

                               M.S.D.&T. National           Lehman Municipal
                              Tax-Exempt Bond Fund              Bond Fund
                              --------------------          ----------------
        2/28/98                    $10,000.00                  $10,000.00
        3/31/98                     10,068.82                   10,008.90
        4/30/98                     10,025.32                    9,963.74
        5/31/98                     10,164.17                   10,121.36
        6/30/98                     10,201.55                   10,160.83
        7/31/98                     10,219.87                   10,186.24
        8/31/98                     10,370.69                   10,344.12
        9/30/98                     10,500.07                   10,473.42
       10/31/98                     10,497.53                   10,473.42
       11/30/98                     10,534.63                   10,510.08
       12/31/98                     10,573.10                   10,536.36
        1/31/99                     10,706.81                   10,661.74
        2/28/99                     10,646.51                   10,614.83
        3/31/99                     10,654.15                   10,629.69
        4/30/99                     10,670.90                   10,656.26
        5/31/99                     10,614.57                   10,594.46
        6/30/99                     10,450.24                   10,441.90
        7/31/99                     10,490.37                   10,479.49
        8/31/99                     10,443.91                   10,395.65
        9/30/99                     10,450.67                   10,399.81
       10/31/99                     10,382.46                   10,287.49
       11/30/99                     10,477.17                   10,396.54
       12/31/99                     10,423.63                   10,318.56
        1/31/00                     10,399.71                   10,274.19
        2/29/00                     10,484.09                   10,393.38
        3/31/00                     10,694.44                   10,620.99
        4/30/00                     10,636.11                   10,558.33
        5/31/00                     10,556.53                   10,503.42

                        Past performance is not predictive of future performanc.

The Lehman Municipal Bond Index is an unmanaged index generally representative of the total return of outstanding municipal bonds. An investor cannot invest directly in an index.

The above index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/1/Total return and principal value of investments will fluctuate with market changes and shares, when redeemed, may be worth more or less than their origi-nal cost. Figures for the period indicated reflect fee waivers in effect, re-investment of dividends, distributions, and capital gains as well as changes in share price. Fee waivers may result in higher total returns than would oc-cur if full fees were charged. Past performance is not a guarantee of future results.

                                    Total Return Annualized Total   Average Annual
                                    for the one  Return for five     Total Return
                                     year ended    years ended    since inception to
                          Inception   June 30,       June 30,          June 30,
                            Date        2000           2000              2000
                          --------- ------------ ---------------- ------------------
Growth & Income Fund....   2/28/91     11.38%         22.23%            16.78%
Equity Income Fund......    3/1/98    -16.48%          N/A               0.76%
Equity Growth Fund......    3/1/98     15.12%          N/A              20.03%
International Equity
 Fund...................    7/2/93     19.72%         12.45%            11.41%
Diversified Real Estate
 Fund...................    8/1/97      5.77%          N/A               2.45%
Limited Maturity Bond
 Fund...................   3/14/91      4.69%          5.47%             6.06%
Total Return Bond Fund..    3/1/98      4.86%          N/A               4.59%
Maryland Tax-Exempt Bond
 Fund...................    6/2/92      2.70%          4.95%             5.24%
Intermediate Tax-Exempt
 Bond Fund..............    3/1/98      3.16%          N/A               3.25%
National Tax-Exempt Bond
 Fund...................    3/1/98      3.47%          N/A               3.41%

/2/Portfolio composition is subject to change.

/3/International investing is subject to certain risks, such as currency ex-change rate volatility, possible political, social or economic instability, foreign taxation and/or differences in auditing and other financial standards.

/4/The Maryland Tax-Exempt Bond, Intermediate Tax-Exempt Bond and National Tax-Exempt Bond Funds' income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

                             M.S.D.&T. Funds, Inc.
                            PRIME MONEY MARKET FUND
                            Statement of Net Assets
                                  May 31, 2000

                                                              Par
                                                             (000)     Value
                                                             -----     -----

BANK NOTES -- 3.9%
Bank of America
 6.08%, 07/24/00..........................................  $10,000 $ 10,000,000
 6.75%, 08/17/00..........................................   10,000   10,000,000
                                                                    ------------
 TOTAL BANK NOTES
 (Cost $20,000,000).......................................            20,000,000
                                                                    ------------
CERTIFICATES OF DEPOSIT -- 15.2%
Domestic -- 3.9%
Morgan Guaranty Trust
 6.47%, 07/10/00..........................................   10,000   10,000,000
SunTrust Banks, Inc.
 6.78%, 04/18/01..........................................   10,000   10,003,338
                                                                    ------------
                                                                      20,003,338
                                                                    ------------
Yankee -- 11.3%
Bank of Montreal
 6.9375%, 11/20/00........................................   10,000   10,000,000
Canadian Imperial Bank of Canada
 6.00%, 06/02/00..........................................   10,000   10,000,000
 6.97%, 11/30/00..........................................   10,000   10,000,000
Toronto Dominion
 6.20%, 07/12/00..........................................   10,000   10,000,000
UBS AG
 5.60%, 06/14/00..........................................    8,000    7,999,850
 7.22%, 05/14/01..........................................   10,000   10,000,000
                                                                    ------------
                                                                      57,999,850
                                                                    ------------
 TOTAL CERTIFICATES OF DEPOSIT
 (Cost $78,003,188).......................................            78,003,188
                                                                    ------------
COMMERCIAL PAPER -- 43.7%
Banks -- 1.9%
SunTrust Banks, Inc.
 6.48%, 06/22/00..........................................   10,000    9,962,200
                                                                    ------------
Beverages -- 1.9%
Coca-Cola Co., Inc.
 6.38%, 08/07/00..........................................   10,000    9,881,261
                                                                    ------------
Chemicals -- 2.9%
E.I. duPont deNemours & Co.
 6.32%, 07/26/00..........................................    5,000    4,951,722
 5.87%, 09/18/00..........................................   10,000    9,822,269
                                                                    ------------
                                                                      14,773,991
                                                                    ------------
Consumer Goods -- 2.9%
Gillette Co.
 6.47%, 06/29/00..........................................   15,000   14,924,517
                                                                    ------------

                                                              Par
                                                             (000)     Value
                                                             -----     -----

COMMERCIAL PAPER -- Continued
Education -- 1.9%
Harvard University
 6.25%, 06/12/00..........................................  $10,000 $  9,980,903
                                                                    ------------
Electronics -- 3.9%
Emerson Electric
 6.03%, 06/02/00..........................................   20,000   19,996,650
                                                                    ------------
Finance -- 17.6%
Associates Corp. N.A.
 6.45%, 06/09/00..........................................   10,000    9,985,667
Centric Capital Corp.
 6.52%, 06/19/00..........................................    5,000    4,983,700
 5.93%, 07/19/00..........................................    6,000    5,952,560
 6.38%, 07/26/00..........................................    6,000    5,941,517
CIT Group Holdings, Inc.
 6.56%, 07/10/00..........................................   12,000   11,914,720
General Electric Capital Corp.
 6.56%, 07/07/00..........................................   22,000   21,855,680
Goldman Sachs Group, Inc.
 6.04%, 07/25/00..........................................   10,000    9,909,400
KFW International Financial Inc.
 5.88%, 06/05/00..........................................   10,000    9,993,467
Morgan Stanley Dean Witter
 6.47%, 06/21/00..........................................   10,000    9,964,056
                                                                    ------------
                                                                      90,500,767
                                                                    ------------
Insurance -- 2.9%
Marsh USA
 5.97%, 06/26/00..........................................   15,000   14,937,812
                                                                    ------------
Petroleum -- 3.9%
Chevron Transport Corp.
 6.46%, 06/26/00..........................................   20,000   19,910,278
                                                                    ------------
Utilities -- 3.9%
Northern Power Co.
 6.05%, 06/05/00..........................................   10,000    9,993,278
 6.11%, 07/06/00..........................................   10,000    9,940,597
                                                                    ------------
                                                                      19,933,875
                                                                    ------------
 TOTAL COMMERCIAL PAPER
 (Cost $224,802,254)......................................           224,802,254
                                                                    ------------
CORPORATE BONDS -- 9.7%
Automotive -- 0.5%
Ford Motor Credit Corp.
 6.84%, 06/05/00..........................................    2,775    2,775,275
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            PRIME MONEY MARKET FUND
                      Statement of Net Assets -- Concluded
                                  May 31, 2000

                                                              Par
                                                             (000)     Value
                                                             -----     -----

CORPORATE BONDS -- Continued
Banking -- 3.9%
BankOne Corp., FRN**
 6.22%, 04/25/01..........................................  $10,000 $ 10,000,000
First Chicago Corp.
 5.98%, 09/05/00..........................................   10,000    9,998,995
                                                                    ------------
                                                                      19,998,995
                                                                    ------------
Finance -- 4.3%
Merrill Lynch & Co., FRN**
 6.80%, 08/03/00..........................................   12,000   12,006,204
Wachovia Securities, Inc. FRN**
 6.51%, 04/30/01..........................................   10,000   10,000,000
                                                                    ------------
                                                                      22,006,204
                                                                    ------------
Retail Stores -- 1.0%
Wal-Mart Stores, Inc.
 5.85%, 06/01/00..........................................    5,200    5,200,000
                                                                    ------------
 TOTAL CORPORATE BONDS
 (Cost $49,980,474).......................................            49,980,474
                                                                    ------------
REPURCHASE AGREEMENTS -- 27.7%
Banc of America Securities, LLC
(Agreement dated 5/31/00 to be repurchased at $27,741,900
 collateralized by $29,750,000 (Value $28,279,477) U.S.
 Treasury Notes, 5.625%, due 5/15/08)
 6.36%, 06/01/00..........................................   27,737   27,737,000
Goldman Sachs Group, Inc.
(Agreement dated 5/31/00 to be repurchased at $24,004,207
 collateralized by $24,370,000 (Value $24,478,460) U.S.
 Treasury Notes, 6.25%, due 08/15/23)
 6.31%, 06/01/00..........................................   24,000   24,000,000
Merrill Lynch Government Securities, Inc.
(Agreement dated 5/31/00 to be repurchased at $24,004,167
 collateralized by $24,060,000 (Value $24,470,262) U.S.
 Treasury Notes, 6.875%, due 05/15/06)
 6.25%, 06/01/00..........................................   24,000   24,000,000

                                                             Par
                                                            (000)     Value
                                                            -----     -----

REPURCHASE AGREEMENTS -- Continued
J.P. Morgan Securities, Inc.
(Agreement dated 5/31/00 to be repurchased at $20,003,489
 collateralized by $17,107,000 (Value $20,360,700) U.S.
 Treasury Notes, 8.00%, due 11/15/21)
 6.28%, 06/01/00.........................................  $20,000 $ 20,000,000
Morgan Stanley & Co., Inc.
(Agreement dated 5/31/00 to be repurchased at $23,004,025
 collateralized by $18,215,000 (Value $23,458,618) U.S.
 Treasury Notes, 9.125%, due 05/15/18)
 6.30%, 06/01/00.........................................   23,000   23,000,000
Wachovia Securities, Inc.
(Agreement dated 5/31/00 to be repurchased at $24,004,200
 collateralized by $24,705,000 (Value $24,483,684) U.S.
 Treasury Notes, 5.875%, due 09/30/02)
 6.30%, 06/01/00.........................................   24,000   24,000,000
                                                                   ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $142,737,000).....................................           142,737,000
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES -- 100.2%
 (Cost $515,522,916*).............................................  515,522,916
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2)%...................     (794,694)
                                                                   ------------
NET ASSETS -- 100.0%
 (equivalent to $1.00 per share based on 514,833,918 shares
 outstanding)..................................................... $514,728,222
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($514,728,222 / 514,833,918).....................................        $1.00
                                                                          =====

--------
 * Aggregate cost for Federal income tax purposes.
** The rate shown is as of May 31, 2000.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          GOVERNMENT MONEY MARKET FUND
                            Statement of Net Assets
                                  May 31, 2000

                                                           Par
                                                          (000)     Value
                                                          -----     -----

AGENCY OBLIGATIONS -- 76.6%
Federal Farm Credit Bureau -- 4.2%
Notes
 5.73%, 06/01/00........................................ $10,000 $ 10,000,000
 5.94%, 06/01/00........................................  10,000   10,000,000
                                                                 ------------
                                                                   20,000,000
                                                                 ------------
Federal Home Loan Bank -- 22.3%
Discount Notes
 5.95%, 06/02/00........................................  15,000   14,997,521
 6.32%, 06/21/00........................................  15,000   14,947,333
 6.00%, 06/30/00........................................   5,000    4,975,954
 6.03%, 07/14/00........................................  10,000    9,927,975
 6.41%, 07/26/00........................................  10,000    9,902,069
 5.39%, 07/28/00........................................   5,000    4,957,329
 6.12%, 09/08/00........................................   6,627    6,515,467
Notes
 5.52%, 06/22/00........................................  10,000   10,000,000
 5.705%, 07/14/00.......................................  15,000   15,000,000
 7.05%, 05/17/01........................................  15,000   15,000,000
                                                                 ------------
                                                                  106,223,648
                                                                 ------------
Federal Home Loan Mortgage Corp. -- 19.3%
Discount Notes
 5.97%, 06/08/00........................................  10,000    9,988,392
 5.97%, 06/22/00........................................  10,000    9,965,175
 6.335%, 06/27/00.......................................  15,000   14,931,371
 6.065%, 07/13/00.......................................  10,000    9,929,242
 6.41%, 07/18/00........................................  15,000   14,874,471
 6.445%, 07/25/00.......................................  15,000   14,854,988
 6.12%, 09/14/00........................................   7,642    7,505,590
Notes
 6.80%, 05/08/01........................................  10,000   10,000,000
                                                                 ------------
                                                                   92,049,229
                                                                 ------------
Federal National Mortgage Association -- 22.4%
Discount Notes
 5.21%, 06/01/00........................................  10,000   10,000,000
 5.87%, 06/08/00........................................  10,000    9,988,489
 5.80%, 07/20/00........................................  30,000   29,757,450
 5.88%, 07/27/00........................................  25,000   24,762,700
 6.52%, 08/17/00........................................  15,000   14,791,138
Notes
 5.90%, 11/20/00........................................   2,500    2,493,073

                                                              Par
                                                             (000)     Value
                                                             -----     -----

AGENCY OBLIGATIONS -- Continued
Federal National Mortgage Association -- Continued
Floating Rate Notes**
 6.01%, 08/02/00..........................................  $ 5,000 $  4,999,428
 6.49%, 08/09/00..........................................   10,000    9,998,869
                                                                    ------------
                                                                     106,791,147
                                                                    ------------
Student Loan Marketing Association -- 8.4%
Floating Rate Notes**
 6.09%, 08/17/00..........................................   10,000   10,000,000
 6.17%, 11/16/00..........................................   10,000   10,000,000
 6.26%, 07/20/00..........................................   10,000   10,000,000
 6.54%, 10/02/00..........................................   10,000   10,000,000
                                                                    ------------
                                                                      40,000,000
                                                                    ------------
 TOTAL AGENCY OBLIGATIONS
 (Cost $365,064,024)......................................           365,064,024
                                                                    ------------
REPURCHASE AGREEMENTS -- 23.5%
Banc of America Securities, LLC
(Agreement dated 5/31/00 to be repurchased at $21,419,783
 collateralized by $22,970,000 (Value $21,834,608) U.S.
 Treasury Notes, 5.625%, due 5/15/08)
 6.36%, 06/01/00..........................................   21,416   21,416,000
Goldman Sachs Group, Inc.
(Agreement dated 5/31/00 to be repurchased at $20,003,506
 collateralized by $18,810,000 (Value $20,371,153) U.S.
 Treasury Notes, 7.25%, due 05/15/16)
 6.31%, 06/01/00..........................................   20,000   20,000,000
Merrill Lynch Government Securities, Inc.
(Agreement dated 5/31/00 to be repurchased at $16,002,778
 collateralized by $15,580,000 (Value $16,314,245) U.S.
 Treasury Notes, 7.00%, due 07/15/06)
 6.25%, 06/01/00..........................................   16,000   16,000,000

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          GOVERNMENT MONEY MARKET FUND
                      Statement of Net Assets -- Concluded
                                  May 31, 2000

                                                              Par
                                                             (000)     Value
                                                             -----     -----

REPURCHASE AGREEMENTS -- Continued
J.P. Morgan Securities, Inc.
(Agreement dated 5/31/00 to be repurchased at $20,003,489
 collateralized by $22,265,000 (Value $20,353,360) U.S.
 Treasury Notes, 5.50%, due 08/15/28)
 6.28%, 06/01/00..........................................  $20,000 $ 20,000,000
Morgan Stanley & Co., Inc.
(Agreement dated 5/31/00 to be repurchased at $15,002,625
 collateralized by $10,665,000 (Value $15,270,892) U.S.
 Treasury Notes, 12.50%, due 08/15/14)
 6.30%, 06/01/00..........................................   15,000   15,000,000
Wachovia Securities, Inc.
(Agreement dated 5/31/00 to be repurchased at $20,003,500
 collateralized by $20,355,000 (Value $20,411,350) U.S.
 Treasury Notes, 6.625%, due 04/30/02)
 6.30%, 06/01/00..........................................   20,000   20,000,000
                                                                    ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $112,416,000)......................................           112,416,000
                                                                    ------------

                                                                     Value
                                                                     -----

TOTAL INVESTMENTS IN SECURITIES -- 100.1%
 (Cost $477,480,024*)............................................ $477,480,024
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%..................     (590,090)
                                                                  ------------
NET ASSETS -- 100.0%
 (equivalent to $1.00 per share based on 477,016,139 shares
 outstanding).................................................... $476,889,934
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($476,889,934 / 477,016,139)....................................        $1.00
                                                                         =====

--------
 * Aggregate cost for Federal income tax purposes.
** The rate shown is as of May 31, 2000.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                            Statement of Net Assets
                                  May 31, 2000

                                                            Par
                                                           (000)      Value
                                                           -----      -----

ALASKA -- 2.0%
Alaska Marine, VRDN, Exxon Mobil Corp., Valdez
 Project**
 4.35%, 06/01/00.......................................  $   3,000 $  3,000,000
                                                                   ------------
CONNECTICUT -- 2.0%
Connecticut State Health & Education, VRDN, RB, Yale
 University**
 4.10%, 06/07/00.......................................      3,000    3,000,000
                                                                   ------------
DISTRICT OF COLUMBIA -- 2.0%
George Washington University, VRDN, RB, MBIA, SPA: Bank
 of America**
 4.35%, 06/07/00.......................................      3,000    3,000,000
                                                                   ------------
FLORIDA -- 9.7%
Broward County Water & Sewer, RB, INS: AMBAC
 4.30%, 10/02/00.......................................      2,500    2,503,777
Jacksonville Electric Authority, RB, St. Johns River
 6.40%, 10/02/00.......................................      1,750    1,764,374
Jacksonville Electric Authority, TECP, SPA: Morgan
 Guaranty Trust Co. NY
 4.20%, 08/15/00.......................................      1,000    1,000,000
Palm Beach County Health Facilities, VRDN, RB,
 Refunding Bonds**
 4.60%, 06/07/00.......................................      3,665    3,665,000
Volusia County Health Facilities, VRDN, FGIC, Aces-
 Pooled Hospital Loan Program, SPA: SunTrust Bank**
 3.85%, 06/07/00.......................................      5,400    5,400,000
                                                                   ------------
                                                                     14,333,151
                                                                   ------------
GEORGIA -- 1.9%
Cobb County & Marietta Water Authority, RB
 5.00%, 11/01/00.......................................      1,850    1,858,613

                                                            Par
                                                           (000)      Value
                                                           -----      -----

GEORGIA -- Continued
Bartow County, Georgia Power Company Plant, VRDN, PCRB,
 Bartow Project **
 4.35%, 06/01/00.......................................  $   1,000 $  1,000,000
                                                                   ------------
                                                                      2,858,613
                                                                   ------------
ILLINOIS -- 6.1%
Bedford Park Illinois, VRDN, Environmental Revenue,
 GTD: Minnesota Mining & Manufacturing Co. **
 4.00%, 06/07/00.......................................        500      500,000
Illinois Educational Facilities, VRDN, Northwestern
 University, LIC: First National Bank of Chicago/Bank
 One**
 4.30%, 06/07/00.......................................      4,000    4,000,000
Illinois Educational Facilities, VRDN, Northwestern
 University, SPA: Northern Trust Co.**
 4.30%, 06/07/00.......................................      1,700    1,700,000
Illinois Health Facility, TECP, Rush Presbyterian
 Hospital/St Luke's Medical Center, LOC: Northern Trust
 Co.
 4.10%, 06/07/00.......................................      2,845    2,845,000
                                                                   ------------
                                                                      9,045,000
                                                                   ------------
INDIANA -- 3.0%
City of Mt. Vernon, TECP, PCRB, General Electric Co.
 Project
 4.30%, 06/15/00.......................................      4,500    4,500,000
                                                                   ------------
KENTUCKY -- 3.4%
Jefferson County, TECP, PCRB, Louisville Gas & Electric
 Co. Project
 3.60%, 06/08/00.......................................      2,000    2,000,000
Trimble County, TECP, PCRB, Louisville Gas & Electric
 Co. Project
 3.50%, 06/06/00.......................................      3,000    3,000,000
                                                                   ------------
                                                                      5,000,000
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2000

                                                            Par
                                                           (000)      Value
                                                           -----      -----

LOUISIANA -- 3.1%
Plaquemine Parish Port & Harbor Terminal District,
 TECP, GTD: TECO Energy, Inc.
 4.35%, 06/05/00.......................................  $   3,000 $  3,000,000
St. Charles Parish, VRDN, PCRB, Shell Oil, Co.
 Project**
 4.30%, 06/01/00.......................................      1,550    1,550,000
                                                                   ------------
                                                                      4,550,000
                                                                   ------------
MARYLAND -- 6.9%
Harford County, GO, GPI
 4.40%, 12/01/00.......................................      1,480    1,483,942
Harford County, GO, ETM, CPI
 4.40%, 12/01/00.......................................        210      210,559
Howard County, GO, BAN
 4.50%, 04/13/01.......................................      2,000    2,005,018
Maryland Economic Development Corp., VRDN, LOC: Bank of
 America**
 4.35%, 06/07/00.......................................      5,000    5,000,000
Maryland State & Local Facilities, GO
 4.10%, 08/01/00.......................................        500      500,238
St Mary's County, GO, Public Facilites and Hospital,
 INS:AMBAC
 4.10%, 07/03/00.......................................      1,000    1,000,219
                                                                   ------------
                                                                     10,199,976
                                                                   ------------
MASSACHUSETTS -- 1.3%
State of Massachusetts, GO, Prerefunded 12/01/00 @ 102
 7.50%, 12/01/00.......................................      1,875    1,943,712
                                                                   ------------
MICHIGAN -- 3.8%
University of Michigan, VRDN, Hospital Revenue**
 4.35%, 06/01/00.......................................      2,620    2,620,000
University of Michigan, VRDN, RB, Medical Services**
 4.35%, 06/01/00.......................................      3,000    3,000,000
                                                                   ------------
                                                                      5,620,000
                                                                   ------------

                                                           Par
                                                          (000)      Value
                                                          -----      -----

MINNESOTA -- 7.7%
Minneapolis, GO, Special School District, University
 Gateway Project, SPA: Norwest Bank
 4.15%, 06/07/00....................................... $   6,000 $  6,000,000
City of Rochester, RB, TECP, Health-Mayo Foundation
 4.20%, 06/06/00.......................................     5,400    5,400,000
                                                                  ------------
                                                                    11,400,000
                                                                  ------------
MISSISSIPPI -- 0.7%
Harrison County, VRDN, PCRB, E.I. duPont deNemours &
 Co.**
 4.35%, 06/01/00.......................................     1,100    1,100,000
                                                                  ------------
MISSOURI -- 2.3%
Boone County, IDA, VRDN, PCR, GTD: Minnesota Mining &
 Manufacturing Project**
 4.00%, 06/07/00.......................................       500      500,000
Missouri State Health & Educational Facilities, VRDN,
 Washington University Project, SPA: Morgan Guaranty
 Trust Co. NY**
 4.10%, 06/07/00.......................................     1,550    1,550,000
 4.10%, 06/07/00.......................................     1,340    1,340,000
                                                                  ------------
                                                                     3,390,000
                                                                  ------------
NEW JERSEY -- 0.7%
State of New Jersey, GO
 4.50%, 03/01/01.......................................     1,000    1,003,630
                                                                  ------------
NEW YORK -- 2.0%
City of New York, New York Water Financial Authority,
 VRDN, INS: FGIC**
 4.45%, 06/01/00.......................................     3,000    3,000,000
                                                                  ------------
NORTH CAROLINA -- 5.1%
City of Durham, VRDN, COP, SPA: Wachovia Bank N.A.**
 4.40%, 06/07/00.......................................     5,000    5,000,000

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2000

                                                            Par
                                                           (000)      Value
                                                           -----      -----

NORTH CAROLINA -- Continued
North Carolina Educational Facilities, VRDN, SPA:
 Wachovia Bank N.A., Wake Forest University Project**
 4.30%, 06/07/00.......................................  $   2,500 $  2,500,000
                                                                   ------------
                                                                      7,500,000
                                                                   ------------
OHIO -- 9.1%
Cuyahoga County, VRDN, Hospital Revenue, Cleveland
 Clinic, SPA: Bank of America**
 4.35%, 06/01/00.......................................      2,300    2,300,000
 4.15%, 06/07/00.......................................      3,000    3,000,000
Ohio State Highway Improvements, GO
 5.00%, 05/01/01.......................................      2,500    2,518,761
Warren County, Ohio Health Care, VRDN, Otterbein Homes,
 LOC: Fifth Third Bank**
 4.35%, 06/07/00.......................................      5,645    5,645,000
                                                                   ------------
                                                                     13,463,761
                                                                   ------------
OREGON -- 2.4%
Oregon State Board of Higher Education, GO
 5.70%, 10/16/00.......................................      1,000    1,006,506
State of Oregon, GO, VRDN, RB, Veterans Welfare Board,
 LOC: Morgan Guaranty Trust Co. NY**
 4.05%, 06/07/00.......................................      2,600    2,600,000
                                                                   ------------
                                                                      3,606,506
                                                                   ------------
PENNSYLVANIA -- 3.3%
Delaware County, IDA, VRDN, General Electric Capital
 Corp.**
 3.95%, 06/07/00.......................................      2,200    2,200,000
Delaware County, IDA, VRDN, GTD: United Parcels
 Project**
 4.30%, 06/01/00.......................................      2,700    2,700,000
                                                                   ------------
                                                                      4,900,000
                                                                   ------------

                                                             Par
                                                            (000)      Value
                                                            -----      -----

SOUTH CAROLINA -- 5.5%
Berkeley County, FRN, PCR, BP Amoco Chemical Co. Project
 4.35%, 06/01/00........................................  $   2,200 $  2,200,000
Lexington & Richland Counties, GO, School District #5
 4.50%, 03/01/01........................................      2,910    2,915,186
York County, PCR, TECP, Duke Power Project
 4.10%, 07/06/00........................................      3,000    3,000,000
                                                                    ------------
                                                                       8,115,186
                                                                    ------------
TEXAS -- 9.3%
Harris County, Health Facilities Development, VRDN,
 Methodist Hospital, SPA: Morgan Guaranty Trust Co. NY**
 4.35%, 06/01/00........................................      2,900    2,900,000
North Central Texas Health Facilities Development, VRDN,
 RB, Presbyterian Medical Center, INS: MBIA, SPA: Bank
 of America**
 4.40%, 06/01/00........................................      1,600    1,600,000
North Central Texas Health Facilities Development, VRDN,
 RB, Presbyterian Medical Center, INS: MBIA: Bank of
 America **
 4.40%, 06/01/00........................................      2,200    2,200,000
State of Texas, TRAN
 4.50%, 08/31/00........................................      7,000    7,013,096
                                                                    ------------
                                                                      13,713,096
                                                                    ------------
WASHINGTON -- 1.4%
State of Washington, Public Power Supply System, RB,
 Prerefunded 07/01/00 @ 102, Nuclear Project
 7.375%, 07/03/00.......................................      2,000    2,044,774
                                                                    ------------
WYOMING -- 0.9%
Sublette County, VRDN, PCRB, Exxon Mobil Corp. Project**
 4.35%, 06/01/00........................................      1,300    1,300,000
                                                                    ------------
 TOTAL MUNICIPAL BONDS
 (Cost $141,587,405)....................................             141,587,405
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                      Statement of Net Assets -- Concluded
                                  May 31, 2000

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----
INVESTMENT COMPANIES -- 4.0%
Goldman Sachs Financial Square Tax-Free Money Market
 Fund...................................................  2,795,510 $  2,795,510
Provident Institutional Funds -- MuniFund...............  3,115,925    3,115,925
                                                                    ------------
 TOTAL INVESTMENT COMPANIES
 (Cost $5,911,435)......................................               5,911,435
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES -- 99.6%
 (Cost $147,498,840*)..............................................  147,498,840
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%......................      530,321
                                                                    ------------
NET ASSETS -- 100.0%
 (equivalent to $1.00 per share based on 148,044,111 shares
 outstanding)...................................................... $148,029,161
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($148,029,161 / 148,044,111)......................................        $1.00
                                                                           =====

--------
 *  Aggregate cost for Federal income tax purposes.
** The rate shown is as of May 31, 2000 and the maturity date shown is the shorter of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              GROWTH & INCOME FUND
                            Statement of Net Assets
                                  May 31, 2000

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- 94.3%
Basic Materials -- 0.9%
RPM, Inc. ..............................................  422,250  $  4,116,937
                                                                   ------------
Capital Goods -- 6.9%
Caterpillar, Inc. ......................................  143,800     5,500,350
Emerson Electric Co. ...................................  122,600     7,233,400
General Electric Co. ...................................  124,350     6,543,919
Illinois Tool Works, Inc. ..............................   92,420     5,366,136
Ingersoll-Rand Co. .....................................  189,500     8,634,094
                                                                   ------------
                                                                     33,277,899
                                                                   ------------
Communication Services & Utilities -- 7.3%
BellSouth Corp. ........................................   53,600     2,502,450
Corning, Inc. ..........................................   85,900    16,616,281
Kyocera ADR.............................................   20,700     3,396,094
Qwest Communications International*.....................   55,900     2,365,269
Vodafone ADR............................................   86,300     3,953,619
WorldCom, Inc.*.........................................  169,645     6,382,893
                                                                   ------------
                                                                     35,216,606
                                                                   ------------
Consumer Cyclical -- 8.8%
Home Depot, Inc. .......................................  164,950     8,051,622
May Department Stores Co. ..............................  170,700     5,131,669
Southwest Airlines Co. .................................  741,390    14,225,421
United Parcel Service...................................   45,800     2,742,275
Wal-Mart Stores, Inc. ..................................  217,200    12,516,150
                                                                   ------------
                                                                     42,667,137
                                                                   ------------
Consumer Staples -- 10.2%
Colgate-Palmolive Co. ..................................  192,500    10,130,312
Gillette Co. ...........................................  159,200     5,313,300
Nestle Registered ADR...................................   86,900     8,253,762
Pepsico, Inc. ..........................................  349,180    14,207,261
Philip Morris, Inc. ....................................  174,520     4,559,335
Procter & Gamble Co. ...................................  104,600     6,955,900
                                                                   ------------
                                                                     49,419,870
                                                                   ------------
Energy -- 3.7%
Chevron Corp. ..........................................   57,100     5,278,181
Exxon Mobil Corp. ......................................   52,806     4,399,400
Schlumberger Ltd. ADR...................................  112,300     8,261,069
                                                                   ------------
                                                                     17,938,650
                                                                   ------------

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- Continued
Financial -- 15.4%
American International Group, Inc. .....................   53,900  $  6,067,119
Berkshire Hathaway, Inc.*...............................    3,896     7,347,856
Chubb Corp. ............................................  114,300     8,001,000
Citigroup, Inc. ........................................   53,600     3,333,250
Comerica, Inc. .........................................  176,600     8,940,375
Freddie Mac.............................................  133,400     5,936,300
Goldman Sachs Group, Inc. ..............................   43,400     3,192,612
Jefferson Pilot Corp. ..................................  167,650    11,504,981
Morgan Stanley Dean Witter..............................   54,400     3,913,400
SunTrust Banks, Inc. ...................................  157,600     9,416,600
UNUMProvident Corp. ....................................  311,000     7,055,812
                                                                   ------------
                                                                     74,709,305
                                                                   ------------
Health Care -- 15.1%
Amgen, Inc.*............................................  239,200    15,219,100
Biogen, Inc.*...........................................   32,600     1,776,700
Bristol Myers Squibb Co. ...............................  188,300    10,368,269
Covance, Inc.*..........................................  306,400     2,183,100
Johnson & Johnson.......................................   94,900     8,493,550
Merck & Co., Inc. ......................................  165,400    12,342,975
Pfizer, Inc. ...........................................  275,840    12,292,120
Warner-Lambert Co. .....................................   85,300    10,417,263
                                                                   ------------
                                                                     73,093,077
                                                                   ------------
Technology -- Communications -- 3.9%
Alcatel.................................................   39,600     2,160,675
Lucent Technologies.....................................  181,072    10,389,006
Nokia Corp. ADR.........................................  100,400     5,220,800
Qualcomm, Inc.*.........................................   18,000     1,194,750
                                                                   ------------
                                                                     18,965,231
                                                                   ------------
Technology -- Hardware -- 19.1%
3Com Corp.*.............................................   95,100     3,976,369
American Power Conversion*..............................   46,400     1,644,300
Cabletron Systems*......................................  145,100     3,328,231
Cisco Systems, Inc.*....................................  460,980    26,275,860
EMC Corp/Mass*..........................................   22,800     2,651,925
Hewlett-Packard Co. ....................................  135,400    16,264,925
I B M...................................................  177,200    19,015,775
Intel Corp. ............................................  131,000    16,325,875
Texas Instruments, Inc. ................................   45,000     3,251,250
                                                                   ------------
                                                                     92,734,510
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             GROWTH & INCOME FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2000

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK -- Continued
Technology -- Other -- 0.7%
Agilent Technologies, Inc.*.............................    49,000  $  3,607,625
                                                                    ------------
Technology -- Software -- 2.3%
Microsoft*..............................................    28,900     1,808,056
Oracle Corp.*...........................................    89,400     6,425,625
RealNetworks, Inc.*.....................................    27,400       994,963
Yahoo!, Inc.*...........................................    17,000     1,922,062
                                                                    ------------
                                                                      11,150,706
                                                                    ------------
 TOTAL COMMON STOCK
 (Cost $281,332,219)....................................             456,897,553
                                                                    ------------

                                                             Par
                                                            (000)
                                                            -----

REPURCHASE AGREEMENTS -- 6.2%
Banc of America Securities, LLC
(Agreement dated 5/31/00 to be repurchased at
 $10,030,772 collateralized by $10,029,000 (Value
 $10,228,140) U.S. Treasury Notes, 5.625%, due 5/15/08)
 6.36%, 06/01/00........................................   $10,029    10,029,000
Goldman Sachs Group, Inc.
(Agreement dated 5/31/00 to be repurchased at $5,000,876
 collateralized by $3,950,000 (Value $5,111,092) U.S.
 Treasury Notes, 13.75%, due 8/15/04)
 6.31%, 06/01/00........................................     5,000     5,000,000
Morgan Stanley & Co., Inc.
(Agreement dated 5/31/00 to be repurchased at
 $10,001,750 collateralized by $8,960,000 (Value
 $10,188,957) U.S. Treasury Notes, 10.00%, due 5/15/10)
 6.30%, 06/01/00........................................    10,000    10,000,000

                                                             Par
                                                            (000)     Value
                                                            -----     -----

REPURCHASE AGREEMENTS -- Continued
Wachovia Bank N.A.
(Agreement dated 5/31/00 to be repurchased at $5,000,875
 collateralized by $5,066,000 (Value $5,100,037) U.S.
 Treasury Notes, 6.25%, due 2/28/02)
 6.30%, 06/01/00.........................................  $ 5,000 $  5,000,000
                                                                   ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $30,029,000)......................................            30,029,000
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES -- 100.5%
 (Cost $311,361,219**)............................................  486,926,553
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5)%...................   (2,488,472)
                                                                   ------------
NET ASSETS -- 100.0%
 (equivalent to $25.50 per share based on 19,001,235 shares
 outstanding)..................................................... $484,438,081
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($484,438,081 / 19,001,235)......................................       $25.50
                                                                         ======

--------
 * Non-income producing securities.
** Cost for Federal income tax purposes is $311,432,378. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................. $193,442,684
   Excess of tax cost over value................................. $(17,948,509)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY INCOME FUND
                            Statement of Net Assets
                                  May 31, 2000


                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- 80.1%
Basic Materials -- 6.9%
Air Products & Chemicals................................   60,300  $  2,087,887
E.I. duPont deNemours & Co..............................   45,900     2,249,100
International Paper Co..................................   62,550     2,177,522
International Flavors & Fragrances......................   58,950     2,004,300
Phelps Dodge Corp.......................................   37,300     1,673,838
RPM, Inc................................................  134,900     1,315,275
Worthington Industries, Inc.............................  155,500     1,885,438
                                                                   ------------
                                                                     13,393,360
                                                                   ------------
Capital Goods -- 9.3%
Boeing Corp.............................................   64,900     2,535,155
Caterpillar, Inc........................................   58,000     2,218,500
Crown Cork & Seal Co....................................   71,300     1,221,013
General Electric Co.....................................  128,300     6,751,788
Minnesota Mining & Manufacturing Co.....................   35,000     3,001,250
Timken Co...............................................  128,100     2,417,888
                                                                   ------------
                                                                     18,145,594
                                                                   ------------
Communication Services & Utilities -- 10.3%
AT&T Corp...............................................   33,150     1,149,890
BellSouth...............................................   51,450     2,402,072
Enron Corp..............................................   70,700     5,152,263
GTE Corp................................................   58,900     3,725,425
Qwest Communications International*.....................   42,800     1,810,975
Southern Co.............................................  118,300     3,068,406
Worldcom, Inc.*.........................................   75,100     2,825,638
                                                                   ------------
                                                                     20,134,669
                                                                   ------------
Consumer Cyclicals -- 7.4%
Armstrong Holding, Inc..................................   44,600       766,563
Carnival Cruise.........................................   95,200     2,582,300
Dana Corp...............................................   55,300     1,427,430
Fleetwood Enterprises...................................   96,700     1,377,975
General Motors Corp.....................................   32,491     2,294,677
Wal-Mart Stores, Inc....................................   70,200     4,045,275
Whirlpool Corp..........................................   35,000     1,984,063
                                                                   ------------
                                                                     14,478,283
                                                                   ------------

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- Continued
Consumer Staples -- 6.4%
Albertson's, Inc........................................   47,700  $  1,747,013
Conagra.................................................   71,800     1,655,887
Pepsico, Inc............................................   77,700     3,161,419
Philip Morris Co., Inc..................................   28,000       731,500
Procter & Gamble Co.....................................   45,600     3,032,400
Tupperware Corp.........................................   93,200     2,056,225
                                                                   ------------
                                                                     12,384,444
                                                                   ------------
Energy -- 8.3%
BP Amoco ADR............................................   91,294     4,964,111
Chevron Corp............................................   30,700     2,837,831
Exxon Mobil Corp........................................   59,800     4,982,088
Halliburton Co..........................................   67,500     3,442,500
                                                                   ------------
                                                                     16,226,530
                                                                   ------------
Finance -- 7.7%
Chubb Corp. ............................................   36,200     2,534,000
CIT Group, Inc..........................................  146,100     2,675,456
First Union Corp. (N.C.)................................   50,500     1,776,969
J.P. Morgan & Co. ......................................   30,550     3,933,313
Regions Financial Corp. ................................   60,050     1,358,631
Union Planters Corp. ...................................   50,500     1,578,125
UNUMProvident Corp. ....................................   53,900     1,222,856
                                                                   ------------
                                                                     15,079,350
                                                                   ------------
Health -- 7.8%
American Home Products..................................   80,900     4,358,488
Bristol Myers Squibb Co. ...............................   49,800     2,742,112
Johnson & Johnson.......................................   41,300     3,696,350
Merck & Co., Inc. ......................................   59,850     4,466,306
                                                                   ------------
                                                                     15,263,256
                                                                   ------------
Technology -- Communications -- 1.7%
Lucent Technologies.....................................   56,300     3,230,213
                                                                   ------------
Technology -- Hardware -- 8.5%
3Com Corp.*.............................................   37,700     1,576,331
Hewlett-Packard Co. ....................................   33,000     3,964,125
IBM.....................................................   50,400     5,408,550
Intel Corp. ............................................   44,600     5,558,275
                                                                   ------------
                                                                     16,507,281
                                                                   ------------
Technology -- Other -- 2.5%
Electronic Data Services................................   58,350     3,752,634
General Motors--Class H*................................   11,405     1,122,680
                                                                   ------------
                                                                      4,875,314
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              EQUITY INCOME FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2000


                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK -- Continued
Technology -- Software -- 1.4%
Auto Desk...............................................    30,950  $  1,150,953
Microsoft*..............................................    24,950     1,560,934
                                                                    ------------
                                                                       2,711,887
                                                                    ------------
Transportation -- 1.9%
Norfolk Southern Corp. .................................   105,000     1,870,312
Southwest Airlines Co. .................................    96,100     1,843,919
                                                                    ------------
                                                                       3,714,231
                                                                    ------------
 TOTAL COMMON STOCK
 (Cost $119,448,128)....................................             156,144,412
                                                                    ------------

                                                             Par
                                                            (000)
                                                            -----

REPURCHASE AGREEMENTS -- 19.3%
Banc of America Securities, LLC
(Agreement dated 5/31/00 to be repurchased at $7,563,336
 collateralized by $7,780,000 (Value $7,725,297) U.S.
 Treasury Bills, 4.875%, due 3/31/01)
 6.36%, 06/01/00........................................   $ 7,562     7,562,000
Goldman Sachs Group, Inc.
(Agreement dated 5/31/00 to be repurchased at $8,001,402
 collateralized by $7,950,000 (Value $8,158,305) U.S.
 Treasury Bills, 5.25%, due 1/01)
 6.31%, 06/01/00........................................     8,000     8,000,000
Merrill Lynch Government Securities, Inc.
(Agreement dated 5/31/00 to be repurchased at $6,001,042
 collateralized by $6,015,000 (Value $6,117,566) U.S.
 Treasury Notes, 6.875%, due 5/15/06)
 6.25%, 06/01/00........................................     6,000     6,000,000

                                                              Par
                                                             (000)     Value
                                                             -----     -----

REPURCHASE AGREEMENTS -- Continued
Morgan Stanley & Co., Inc.
(Agreement dated 5/31/00 to be repurchased at $8,001,400
 collateralized by $6,690,000 (Value $8,139,712) U.S.
 Treasury Notes, 10.375%, due 11/15/12)
 6.30%, 06/01/00..........................................  $ 8,000 $  8,000,000
Wachovia Bank, N.A.
(Agreement dated 5/31/00 to be repurchased at $8,001,400
 collateralized by $8,105,000 (Value $8,159,455) U.S.
 Treasury Bills, 6.25%, due 2/28/02)
 6.30%, 06/01/00..........................................    8,000    8,000,000
                                                                    ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $37,562,000).......................................            37,562,000
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES -- 99.4%
 (Cost $157,010,128**).............................................  193,706,412
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%......................    1,242,052
                                                                    ------------
NET ASSETS -- 100.0%
 (equivalent to $7.07 per share based on 27,562,869 shares
 outstanding)...................................................... $194,948,464
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($194,948,464 / 27,562,869).......................................        $7.07
                                                                           =====

--------
 * Non-income producing securities.
** Cost for Federal income tax purposes is $157,779,514. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................. $ 49,832,237
   Excess of tax cost over value................................. $(13,905,339)


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY GROWTH FUND
                            Statement of Net Assets
                                  May 31, 2000


                                                      Number of
                                                       Shares      Value
                                                      ---------    -----

COMMON STOCK -- 95.0%
Basic Materials -- 0.4%
Corn Products International..........................  12,000   $    294,750
                                                                ------------
Capital Goods -- 5.2%
American Power Conversion*...........................  40,000      1,417,500
General Electric Co..................................  31,200      1,641,900
Tyco International...................................  20,000        941,250
                                                                ------------
                                                                   4,000,650
                                                                ------------
Communication Services & Utilities -- 13.2%
AT&T Corp. ..........................................  24,000        832,500
Cable & Wireless ADR.................................   9,000        446,625
Enron Corp. .........................................  16,000      1,166,000
Global Crossing Ltd.*................................  26,650        667,916
Qwest Communications International*..................  22,000        930,875
SBC Communications, Inc. ............................  27,000      1,179,563
Sprint...............................................  24,000      1,452,000
Vodafone ADR.........................................  35,000      1,603,437
Williams Co. ........................................  16,000        665,000
Worldcom, Inc.*......................................  31,500      1,185,187
                                                                ------------
                                                                  10,129,103
                                                                ------------
Consumer Cyclicals -- 10.0%
Carnival Cruise......................................  64,200      1,741,425
Gap, Inc. ...........................................  30,000      1,051,875
Home Depot, Inc. ....................................  21,000      1,025,063
Nordstom, Inc. ......................................  30,000        753,750
Staples, Inc.*.......................................  60,000        885,000
Target Corp. ........................................  20,000      1,253,750
Wal-Mart Stores, Inc. ...............................  16,000        922,000
                                                                ------------
                                                                   7,632,863
                                                                ------------
Consumer Staples -- 2.8%
Colgate-Palmolive Co. ...............................  11,000        578,875
McDonald's Corp. ....................................   8,000        286,500
Nestle ADR*..........................................   5,000        474,900
Pepsico, Inc. .......................................  15,600        634,725
Time Warner, Inc. ...................................   2,500        197,344
                                                                ------------
                                                                   2,172,344
                                                                ------------

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- Continued
Energy -- 3.4%
Baker Hughes............................................  18,000   $    652,500
Exxon Mobil Corp. ......................................  16,741      1,394,735
Halliburton Co. ........................................  11,534        588,234
                                                                   ------------
                                                                      2,635,469
                                                                   ------------
Financial Services -- 7.6%
American Express Co. ...................................  20,400      1,097,775
CIT Group, Inc. ........................................  18,000        329,625
Comerica, Inc. .........................................   7,500        379,688
Freddie Mac.............................................  12,000        534,000
Lincoln National Corp. .................................  16,000        620,000
Morgan Stanley Dean Witter..............................  14,400      1,035,900
T. Rowe Price Assoc. ...................................  14,300        546,081
UNUMProvident Corp. ....................................  23,000        521,812
Wells Fargo Co. ........................................  16,000        724,000
                                                                   ------------
                                                                      5,788,881
                                                                   ------------
Health -- 14.4%
American Home Products..................................  20,000      1,077,500
Amgen, Inc.*............................................  19,000      1,208,875
Baxter International....................................  11,000        731,500
Biogen, Inc.*...........................................   2,000        109,000
Boston Scientific Corp.*................................  20,000        512,500
Bristol Myers Squibb Co. ...............................  16,000        881,000
Chiron Corp.*...........................................  13,200        500,775
Genzyme Corp.*..........................................  10,000        568,125
Johnson & Johnson.......................................  10,100        903,950
Pfizer, Inc. ...........................................  12,000        534,750
Schering-Plough Corp. ..................................  40,000      1,935,000
Warner Lambert Co. .....................................  17,200      2,100,550
                                                                   ------------
                                                                     11,063,525
                                                                   ------------
Technology -- Communications -- 4.5%
Ericsson ADR............................................  42,000        861,000
Lucent Technologies.....................................  30,000      1,721,250
Nokia Corp. ADR.........................................  12,000        624,000
Qualcomm, Inc.*.........................................   4,000        265,500
                                                                   ------------
                                                                      3,471,750
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY GROWTH FUND
                      Statement of Net Assets -- Concluded
                                  May 31, 2000

                                                           Number of
                                                            Shares      Value
                                                           ---------    -----

COMMON STOCK -- Continued
Technology -- Hardware -- 21.2%
3Com Corp.*..............................................   29,500   $ 1,233,469
Cisco Systems*...........................................   39,600     2,257,200
EMC Corp/Mass*...........................................   15,000     1,744,687
Gateway, Inc.*...........................................   22,000     1,089,000
IBM......................................................    8,300       890,692
Intel Corp. .............................................   20,000     2,492,500
Motorola, Inc. ..........................................    9,000       843,750
Sun Microsystems*........................................   14,000     1,072,750
Teradyne, Inc.*..........................................   28,000     2,408,000
Texas Instruments, Inc. .................................   10,000       722,500
Xilinx, Inc.*............................................   20,000     1,522,500
                                                                     -----------
                                                                      16,277,048
                                                                     -----------
Technology -- Other -- 5.3%
Agilent Technologies, Inc.*..............................    9,000       662,625
Avnet, Inc...............................................   20,000     1,383,750
Electronic Data Services.................................   11,800       758,888
General Motors -- Class H*...............................   13,000     1,279,688
                                                                     -----------
                                                                       4,084,951
                                                                     -----------
Technology -- Software -- 6.1%
American Online, Inc.*...................................    6,000       318,000
Auto Desk................................................   29,000     1,078,438
Computer Assoc. International............................   13,500       695,250
Microsoft*...............................................   28,000     1,751,750
Oracle Corp.*............................................   10,000       718,750
RealNetworks, Inc.*......................................    2,400        87,150
                                                                     -----------
                                                                       4,649,338
                                                                     -----------
Transportation -- 0.9%
Southwest Airlines Co. ..................................   34,000       652,375
                                                                     -----------
 TOTAL COMMON STOCK
 (Cost $52,508,167)......................................             72,853,047
                                                                     -----------

                                                               Par
                                                              (000)     Value
                                                              -----     -----

REPURCHASE AGREEMENT -- 4.1%
Banc of America Securities, LLC
(Agreement dated 5/31/00 to be repurchased at $3,111,550
 collateralized by $2,460,000 (Value $3,199,305) U.S.
 Treasury Bonds, 9.25% due 2/15/16)
 6.36%, 06/01/00...........................................  $ 3,111 $ 3,111,000
                                                                     -----------
 TOTAL REPURCHASE AGREEMENT
 (Cost $3,111,000).........................................            3,111,000
                                                                     -----------
 TOTAL INVESTMENTS IN SECURITIES -- 99.1%
 (Cost $55,619,167**)...............................................  75,964,047
 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9%......................     673,004
                                                                     -----------
 NET ASSETS -- 100.0%
 (equivalent to $12.67 per share based on 6,048,686 shares
 outstanding)....................................................... $76,637,051
                                                                     ===========
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($76,637,051 / 6,048,686)..........................................      $12.67
                                                                          ======

--------
 * Non-income producing securities.
** Cost for Federal income tax purposes is $55,784,668. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................. $22,792,798
   Excess of tax cost over value.................................. $(2,613,419)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                            Statement of Net Assets
                                  May 31, 2000


                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK & PREFERRED STOCK -- 91.7%
Argentina -- 0.4%
Telecom Argentina SA ADR................................    20,000 $    491,250
                                                                   ------------
Australia -- 0.7%
Amp Ltd.................................................    50,000      434,176
Fosters Brewing Group...................................   170,000      413,153
                                                                   ------------
                                                                        847,329
                                                                   ------------
Brazil -- 1.9%
Cervejaria Brahma ADR...................................    82,000    1,204,375
Tele Norte Leste ADR....................................    52,503    1,030,371
                                                                   ------------
                                                                      2,234,746
                                                                   ------------
Chile -- 0.8%
Telecom de Chile ADR....................................    46,000      908,500
                                                                   ------------
Finland -- 1.4%
Nokia...................................................    32,750    1,694,789
                                                                   ------------
France -- 9.0%
Alcatel.................................................    45,535    2,504,206
Aventis.................................................    28,500    1,842,246
AXA.....................................................    11,103    1,626,925
Total Fina Elf..........................................    16,961    2,656,753
Vivendi.................................................    18,884    2,014,011
                                                                   ------------
                                                                     10,644,141
                                                                   ------------
Germany -- 4.8%
Allianz Holding NPV.....................................     5,952    2,136,210
Deutsche Bank...........................................    27,374    2,102,029
Sap Vorzug NPV..........................................     2,810    1,480,215
                                                                   ------------
                                                                      5,718,454
                                                                   ------------
Hong Kong -- 2.1%
Cable and Wireless......................................   194,000      443,173
Cheung Kong.............................................    75,000      685,800
China Telecom*..........................................    53,000      396,208
CLP Holdings............................................    49,000      227,644
First Pacific Co........................................ 1,000,000      352,926
Henderson Land Development Co...........................    49,000      191,170
South China Morning Post................................   340,000      244,353
                                                                   ------------
                                                                      2,541,274
                                                                   ------------
India -- 0.8%
Icici ADR...............................................    46,000      897,000
                                                                   ------------

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK & PREFERRED STOCK -- Continued
Israel -- 0.1%
Radvision Ltd. ADR*.....................................     8,000 $    145,000
                                                                   ------------
Italy -- 1.6%
Telecom Italia Mobile...................................   180,390    1,868,683
                                                                   ------------
Japan -- 24.4%
Asahi Glass Company.....................................   144,000    1,336,020
Bank Tokyo -- Mitshubishi...............................   121,000    1,517,065
Bridgestone Corp. ......................................    66,000    1,507,870
Daiwa Securities Group..................................    48,000      583,979
Fuji Heavy Ind. ........................................   150,000    1,114,464
Industiral Bank of Japan................................    82,000      639,703
Japan Airlines Co. .....................................   378,000    1,140,933
Kirin Brewery Co. ......................................   113,000    1,364,290
Mabuchi Motors Co. .....................................     5,200      541,370
Mitsubishi Chemical Corp. ..............................   338,000    1,321,550
Mitsubishi Corp. .......................................   146,000    1,212,203
Mitsui Fudosan..........................................   178,000    1,836,619
Nintendo Co. ...........................................     8,400    1,248,200
Nippon Steel Corp. .....................................   546,000    1,196,712
Nippon Telegraph & Telephone Corp. .....................        96    1,141,210
Ricoh Co. ..............................................    89,000    1,859,762
Sankyo Co. .............................................    65,000    1,500,115
Sekisui House...........................................   120,000    1,167,959
Sumitomo Bank...........................................   137,000    1,796,554
Takashimaya Co. ........................................    30,000      270,258
Tokyo Electric Power Co. ...............................    75,400    1,883,685
Toppan Printing Co. ....................................   134,000    1,421,202
Toshiba Corp. ..........................................   130,000    1,255,630
                                                                   ------------
                                                                     28,857,353
                                                                   ------------
Mexico -- 0.7%
Grupo Fin. Banorte 'O'*.................................   640,000      875,096
                                                                   ------------
Netherlands -- 10.0%
Buhrmann................................................    59,047    1,787,932
Elsevier................................................   148,100    1,381,730
Ing Group...............................................    34,804    2,069,307
Kononklijke Ahold.......................................    56,847    1,597,424
Philips Electronics.....................................    37,952    1,684,525
TNT Post Group..........................................    59,300    1,422,176
United Pan-Europe Communications*.......................    23,137      595,872
VNU.....................................................    26,117    1,324,893
                                                                   ------------
                                                                     11,863,859
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                      Statement of Net Assets -- Concluded
                                  May 31, 2000

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK & PREFERRED STOCK -- Continued
Singapore -- 1.0%
DBS Group Holdings Ltd. ................................   114,542 $  1,143,356
                                                                   ------------
South Africa -- 1.7%
De Beers-Centenary Link Units...........................    25,000      541,277
Johnnies Industrial Ltd. ...............................    76,300      959,637
Profurn Ltd. ........................................... 1,050,000      572,864
                                                                   ------------
                                                                      2,073,778
                                                                   ------------
South Korea -- 0.7%
Housing & Commercial Bank GDR...........................    17,560      318,707
Korea Telecom ADR.......................................    14,000      518,000
                                                                   ------------
                                                                        836,707
                                                                   ------------
Spain -- 3.3%
Banco Santander.........................................   152,222    1,483,714
Repsol..................................................   111,791    2,371,063
                                                                   ------------
                                                                      3,854,777
                                                                   ------------
Sweden -- 5.6%
Electrolux..............................................    88,000    1,484,071
Ericsson................................................   140,752    2,850,007
Nordic Baltic Holding...................................   250,000    1,650,385
Tele1 Europe AB.........................................    56,180      676,301
                                                                   ------------
                                                                      6,660,764
                                                                   ------------
Switzerland -- 6.3%
Credit Suisse Group.....................................     9,300    1,728,331
Novartis Ag.............................................     1,225    1,799,570
Roche Holdings NPV......................................       193    2,026,799
Zurich Allied...........................................     3,768    1,845,110
                                                                   ------------
                                                                      7,399,810
                                                                   ------------
Taiwan -- 0.8%
Acer Inc. GDR*..........................................    42,000      425,250
Synnex Technology Intl GDR..............................    23,000      511,290
                                                                   ------------
                                                                        936,540
                                                                   ------------
Thailand -- 0.2%
Bangkok Bank*...........................................   102,000      120,329
Golden Land Property*...................................   440,000       65,094
                                                                   ------------
                                                                        185,423
                                                                   ------------

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK & PREFERRED STOCK -- Continued
United Kingdom -- 13.4%
Barclays................................................     71,412 $  1,851,932
Cable & Wireless........................................     98,981    1,645,171
Centrica................................................    380,000    1,374,527
Glaxo Wellcome..........................................     69,151    1,945,754
Granada Group...........................................    173,790    1,541,700
Reuters Group...........................................     75,000    1,112,058
Scottish & Newcastle....................................    163,000    1,358,272
Scottish Power..........................................    193,305    1,535,680
Vodafone Airtouch.......................................    773,886    3,530,914
                                                                    ------------
                                                                      15,896,008
                                                                    ------------
 TOTAL COMMON STOCK & PREFERRED STOCK
 (Cost $104,568,061)....................................             108,574,637
                                                                    ------------
                                                             Par
                                                            (000)
                                                            -----

SHORT-TERM INVESTMENTS -- 6.3%
Eurodollar Time Deposit
State Street Bank & Trust Co.
 5.0%, 6/1/00...........................................  $   7,422    7,422,000
                                                                    ------------
 TOTAL SHORT-TERM INVESTMENTS
 (Cost $7,422,000)......................................               7,422,000
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES -- 98.0%
 (Cost $111,990,061**).............................................  115,996,637
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.0%......................    2,385,767
                                                                    ------------
NET ASSETS -- 100.0%
 (equivalent to $14.90 per share based on 7,944,285 shares
 outstanding)...................................................... $118,382,404
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($118,382,404 / 7,944,285)........................................       $14.90
                                                                          ======

--------
 * Non-income producing securities.
** Cost for Federal income tax purposes is $112,162,791. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................. $11,299,748
   Excess of tax cost over value.................................. $(7,465,902)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          DIVERSIFIED REAL ESTATE FUND
                            Statement of Net Assets
                                  May 31, 2000


                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

REAL ESTATE INVESTMENT TRUSTS -- 95.5%
Apartments -- 27.1%
AMLI Residential Properties Trust........................    8,200  $   187,062
Apartment Investment Management Co.......................    5,000      200,312
Archstone Communities....................................   15,500      347,781
Avalonbay Communities....................................    9,634      382,951
BRE Properties, Inc. ....................................    7,000      188,563
Equity Residential Properties Trust......................    8,950      399,394
Gables Residential Trust.................................   10,200      251,175
Home Properties of New York..............................   10,000      285,000
Post Properties, Inc. ...................................    9,000      394,875
Charles E Smith Residential Realty.......................    7,700      291,156
Summit Properties, Inc...................................   14,000      297,500
United Dominion Realty Trust, Inc. ......................   13,500      145,125
                                                                    -----------
                                                                      3,370,894
                                                                    -----------
Construction -- 0.2%
Centex Corporation.......................................    1,000       20,750
                                                                    -----------
Diversified -- 11.7%
Colonial Properties Trust................................    6,400      166,800
Duke Realty Investments, Inc.............................   15,678      338,057
Eastgroup Properties.....................................   12,900      277,350
Liberty Property Trust...................................   10,800      270,000
Spieker Properties, Inc..................................    6,300      292,556
Vornado Realty Trust.....................................    3,000      104,813
                                                                    -----------
                                                                      1,449,576
                                                                    -----------
Health Care -- 3.6%
Health Care Property Investors...........................    9,000      240,187
Meditrust Companies*.....................................    8,004       15,006
Nationwide Health Properties, Inc........................   12,100      166,375
Omega Healthcare Investors, Inc..........................    7,000       33,687
                                                                    -----------
                                                                        455,255
                                                                    -----------
Hotels & Lodging -- 1.6%
RFS Hotel Investors, Inc.................................    5,000       60,000
Starwood Hotels & Resorts................................    4,600      135,988
                                                                    -----------
                                                                        195,988
                                                                    -----------

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

REAL ESTATE INVESTMENT TRUSTS -- Continued
Office Properties -- 26.4%
Arden Realty Group, Inc..................................    8,500  $   195,500
Boston Properties, Inc...................................    8,300      289,981
Carramerica Realty Corp..................................   13,400      335,000
Cornerstone Properties, Inc..............................    8,000      144,000
Corporate Office Properties Trust........................   15,000      130,313
Cousins Properties, Inc..................................    7,400      283,513
Crescent Real Estate Equities, Inc.......................    7,500      153,281
Equity Office Properties Trust...........................   11,200      297,500
Frontline Capital Group*.................................    2,004       29,183
Highwood Properties, Inc.................................   11,000      264,688
Mack Cali Realty Corp....................................   14,800      399,600
Prentiss Properties Trust................................   16,000      384,000
Reckson Association Realty Corp..........................   16,800      368,550
                                                                    -----------
                                                                      3,275,109
                                                                    -----------
Retail -- 15.4%
Burnham Pacific Property, Inc............................    2,400       15,450
CBL & Associates Properties, Inc.........................    6,900      167,325
Federal Realty Investment Trust..........................    5,800      127,238
General Growth Properties, Inc...........................    5,000      158,125
IRT Property Company.....................................    9,800       79,013
Kimco Realty Corp........................................    4,500      182,250
New Plan Excel Realty....................................   10,000      138,125
Regency Realty Corp......................................    8,000      168,500
Rouse Co.................................................    8,300      198,681
Simon Property Group, Inc................................   10,500      257,250
Taubman Centers, Inc.....................................   15,800      171,825
Urban Shopping Centers, Inc..............................    5,100      170,850
Western Investment Real Estate Trust.....................    7,500       82,500
                                                                    -----------
                                                                      1,917,132
                                                                    -----------
Storage -- 2.5%
Public Storage, Inc......................................    5,600      124,950
Sovran Self Storage, Inc.................................    5,400      112,050
Storage USA, Inc.........................................    2,400       72,150
                                                                    -----------
                                                                        309,150
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         DIVERSIFIED REAL ESTATE FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2000


                                                           Number of
                                                            Shares      Value
                                                           ---------    -----

REAL ESTATE INVESTMENT TRUSTS -- Continued
Warehouse/Industrial -- 7.0%
Centerpoint Properties Trust.............................     6,000  $   220,125
First Industrial Realty Trust, Inc.......................    11,100      322,594
Prologis Trust...........................................    15,620      323,139
                                                                     -----------
                                                                         865,858
                                                                     -----------
 TOTAL REAL ESTATE INVESTMENT TRUSTS
 (Cost $11,915,024)......................................             11,859,712
                                                                     -----------
INVESTMENT COMPANIES -- 4.4%
Goldman Sachs Financial Square Prime Obligations Fund....   249,260      249,260
Provident Institutional Funds --TempFund.................   291,860      291,860
                                                                     -----------
 TOTAL INVESTMENT COMPANIES
 (Cost $541,120).........................................                541,120
                                                                     -----------

                                 Value
                                 -----

TOTAL INVESTMENTS IN SECURITIES -- 99.9%
 (Cost $12,456,144**)........ $12,400,832
OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 0.1%.........      18,025
                              -----------
NET ASSETS -- 100.0%
 (equivalent to $8.99 per
 share based on 1,381,584
 shares outstanding)......... $12,418,857
                              ===========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($12,418,857 / 1,381,584)...       $8.99
                                    =====

--------
 * Non-income producing securities.
** Aggregate cost for Federal income tax purposes is $12,482,669. The aggre-gate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................... $ 610,759
   Excess of tax cost over value.................................... $(692,596)


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           LIMITED MATURITY BOND FUND
                            Statement of Net Assets
                                  May 31, 2000

                                                             Par
                                                            (000)     Value
                                                            -----     -----

AGENCY OBLIGATIONS -- 20.4%
Federal Farm Credit Banks -- 1.2%
Debentures
 5.125%, 04/02/01........................................  $ 2,000 $ 1,969,640
                                                                   -----------
Federal Home Loan Mortgage Corp. -- 7.4%
Debentures
 5.00%, 01/15/04.........................................    1,000     924,890
 7.01%, 07/11/07.........................................    1,000     955,300
Mortgage Backed Securities
 6.00%, 04/01/14.........................................   10,798  10,069,473
                                                                   -----------
                                                                    11,949,663
                                                                   -----------
Federal National Mortgage Association -- 8.8%
Notes
 6.375%, 06/15/09........................................    4,675   4,332,182
Mortgage Backed Securities
 6.50%, 04/01/14 (Pool #323654)..........................    8,540   8,112,700
 6.00%, 04/01/14 (Pool #484807)..........................    1,823   1,696,552
                                                                   -----------
                                                                    14,141,434
                                                                   -----------
Government National Mortgage Association -- 3.0%
Mortgage Backed Securities
 6.00%, 06/15/13 (Pool #456934)..........................    2,151   2,010,394
 6.00%, 07/15/13 (Pool #433894)..........................    3,025   2,827,604
                                                                   -----------
                                                                     4,837,998
                                                                   -----------
 TOTAL AGENCY OBLIGATIONS
 (Cost $34,883,308)......................................           32,898,735
                                                                   -----------
DOMESTIC CORPORATE BONDS -- 33.6%
Automotive -- 3.5%
Ford Motor Credit Corp.
 6.00%, 01/14/03.........................................    2,800   2,684,500
Ford Motor Credit Corp.
 7.50%, 03/15/05.........................................    2,000   1,960,000
Toyota Motor Credit Corp.
 5.625%, 11/13/03........................................    1,000     943,750
                                                                   -----------
                                                                     5,588,250
                                                                   -----------
Beverages -- 2.9%
Coca-Cola Enterprises Putable Asset Trust
 6.00%, 03/15/01.........................................    1,000     986,250
Coca-Cola Enterprises
 5.75%, 11/01/08.........................................    1,000     866,250
Pepsico Inc. Medium Term Note
 5.75%, 01/02/03.........................................    3,000   2,857,500
                                                                   -----------
                                                                     4,710,000
                                                                   -----------

                                                              Par
                                                             (000)     Value
                                                             -----     -----

DOMESTIC CORPORATE BONDS -- Continued
Chemicals -- 1.2%
E.I. duPont deNemours & Co. Medium Term Note
 6.00%, 03/06/03........................................... $ 2,000 $ 1,927,500
                                                                    -----------
Computer Software -- 1.2%
Sun Microsystems, Inc.
 7.65%, 08/15/09...........................................   2,000   1,947,500
                                                                    -----------
Defense -- 1.2%
United Technologies Corp.
 7.00%, 09/15/06...........................................   2,000   1,940,000
                                                                    -----------
Finance -- 5.6%
Associates Corp. North America
 6.50%, 07/15/02...........................................   2,000   1,957,500
IBM Credit
 5.76%, 05/15/01...........................................   2,000   1,967,500
Norwest Financial, Inc.
 6.375%, 11/15/03..........................................   1,000     961,250
SunTrust Banks, Inc.
 6.25%, 06/01/08...........................................   2,000   1,787,500
Wachovia Corp.
 6.70%, 06/21/04...........................................   2,500   2,425,000
                                                                    -----------
                                                                      9,098,750
                                                                    -----------
Foods -- 0.6%
Campbell Soup Co.
 6.15%, 12/01/02...........................................   1,000     975,000
                                                                    -----------
Home Furnishings -- 1.4%
Leggett, Inc.
 7.65%, 02/15/05...........................................   2,250   2,255,625
                                                                    -----------
Manufacturing -- 0.8%
Minnesota Mining & Manufacturing Co.
 5.62%, 07/15/09...........................................   1,348   1,235,280
                                                                    -----------
Printing & Publishing -- 2.5%
Dow Jones & Co., Inc.
 5.75%, 12/01/00...........................................   2,000   1,990,000
Times Mirror Corp.
 6.65%, 10/15/01...........................................   2,000   1,977,500
                                                                    -----------
                                                                      3,967,500
                                                                    -----------
Railroads -- 1.2%
Union Pacific Corp.
 6.125%, 01/15/04..........................................   2,150   2,018,313
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           LIMITED MATURITY BOND FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2000

                                                               Par
                                                              (000)     Value
                                                              -----     -----

DOMESTIC CORPORATE BONDS -- Continued
Real Estate -- 0.6%
Operating LP
 6.75%, 02/15/08...........................................   $1,000 $   892,500
                                                                     -----------
Retail Merchandising -- 2.6%
Sears Roebuck Acceptance Corp.
 6.34%, 10/12/00...........................................    2,600   2,591,186
Wal-Mart Stores
 6.875%, 08/10/09..........................................    1,750   1,669,063
                                                                     -----------
                                                                       4,260,249
                                                                     -----------
Telecommunications -- 1.2%
WorldCom, Inc.
 6.125%, 08/15/01..........................................    2,000   1,970,000
                                                                     -----------
Utilities -- Gas/Gas & Electric -- 6.4%
Baltimore Gas & Electric
 6.50%, 02/15/03...........................................    3,000   2,921,250
Consolidated Natural Gas Co.
 5.75%, 08/01/03...........................................      475     445,313
Enron Corp.
 6.625%, 11/15/05..........................................    2,750   2,557,500
Northern Illinois Gas Co.
 6.45%, 08/01/01...........................................    2,500   2,471,875
Wisconsin Electric Power
 6.625%, 12/01/02..........................................    2,000   1,970,000
                                                                     -----------
                                                                      10,365,938
                                                                     -----------
Utilities -- Telephone -- 0.7%
Ameritech Capital Funding
 6.125%, 10/15/01..........................................    1,200   1,179,000
                                                                     -----------
 TOTAL DOMESTIC CORPORATE BONDS
 (Cost $56,212,472)........................................           54,331,405
                                                                     -----------
FOREIGN BONDS -- 0.5%
Governments -- 0.5%
Ontario Province Global Notes
 5.50%, 10/01/08...........................................    1,000     875,000
                                                                     -----------
 TOTAL FOREIGN BONDS
 (Cost $994,855)...........................................              875,000
                                                                     -----------

                                                               Par
                                                              (000)     Value
                                                              -----     -----

ASSET-BACKED SECURITIES -- 7.0%
Auto Loan -- 0.4%
Banc One Auto Grantor Trust
 6.27%, 11/20/03...........................................  $   622 $   617,435
                                                                     -----------
Credit Card -- 2.6%
Citibank Credit Card Master Trust
 6.839%, 02/10/04..........................................    4,250   4,199,085
                                                                     -----------
Recreational Vehicles -- 1.8%
CIT RV Trust
 5.99%, 05/15/09...........................................    3,000   2,920,920
                                                                     -----------
Stranded Cost -- 2.2%
California Infrastructure
 6.17%, 03/25/03...........................................    1,000     994,340
 6.16%, 06/25/03...........................................    1,000     993,080
Comed Transitional Funding Trust
 5.34%, 03/25/04...........................................    1,700   1,639,191
                                                                     -----------
                                                                       3,626,611
                                                                     -----------
 TOTAL ASSET-BACKED SECURITIES
 (Cost $11,569,384)........................................           11,364,051
                                                                     -----------
U.S. TREASURY OBLIGATIONS -- 16.4%
U.S. Treasury Bills -- 3.0%
 6.07%, 11/24/00...........................................    5,000   4,850,000
                                                                     -----------
U.S. Treasury Notes -- 13.4%
 6.00%, 08/15/00...........................................    2,035   2,036,282
 5.00%, 02/28/01...........................................    1,000     988,270
 6.50%, 05/31/01...........................................    4,040   4,031,920
 5.875%, 11/30/01..........................................    6,000   5,925,540
 6.125%, 12/31/01..........................................    3,000   2,971,680
 5.875%, 02/15/04..........................................    2,000   1,951,500
 5.625%, 05/15/08..........................................    1,500   1,422,975
 6.00%, 08/15/09...........................................    2,300   2,239,579
                                                                     -----------
                                                                      21,567,746
                                                                     -----------
 TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $26,544,249)........................................           26,417,746
                                                                     -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           LIMITED MATURITY BOND FUND
                      Statement of Net Assets -- Concluded
                                  May 31, 2000

                                                               Par
                                                              (000)     Value
                                                              -----     -----

REPURCHASE AGREEMENTS -- 15.3%
Banc of America Securities LLC
(Agreement dated 5/31/00 to be repurchased at $6,723,188
 collateralized by $6,880,000 (Value $6,873,550) U.S.
 Treasury Notes, 5.75%, due 11/15/00)
 6.36%, 06/01/00...........................................  $ 6,722 $ 6,722,000
Merrill Lynch Government Securities, Inc.
(Agreement dated 5/31/00 to be repurchased at $6,001,042
 collateralized by $5,845,000 (Value $6,120,460) U.S.
 Treasury Notes, 7.00%, due 07/15/06)
 6.25%, 06/01/00...........................................    6,000   6,000,000
Morgan Stanley & Co., Inc.
(Agreement dated 5/31/00 to be repurchased at $6,001,050
 collateralized by $4,840,000 (Value $6,110,763) U.S.
 Treasury Notes, 8.75%, due 05/15/20)
 6.30%, 06/01/00...........................................    6,000   6,000,000
Wachovia Securities, Inc.
(Agreement dated 5/31/00 to be repurchased at $6,001,050
 collateralized by $6,228,000 (Value $6,119,983) U.S.
 Treasury Notes, 5.75%, due 10/31/02)
 6.30%, 06/01/00...........................................    6,000   6,000,000
                                                                     -----------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $24,722,000)........................................           24,722,000
                                                                     -----------

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

INVESTMENT COMPANIES -- 6.2%
Goldman Sachs Financial Square Prime Obligations Fund...  5,000,000 $  5,000,000
Provident Institutional Funds --TempFund................  5,000,000    5,000,000
                                                                    ------------
 TOTAL INVESTMENT COMPANIES
 (Cost $10,000,000).....................................              10,000,000
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES -- 99.4%
 (Cost $164,926,268*)..............................................  160,608,937
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%......................      897,786
                                                                    ------------
NET ASSETS -- 100.0%
 (equivalent to $10.07 per share based on 16,044,582 shares
 outstanding)...................................................... $161,506,723
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($161,506,723 / 16,044,582).......................................       $10.07
                                                                          ======

--------
* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................. $    54,320
   Excess of tax cost over value.................................. $(4,371,651)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             TOTAL RETURN BOND FUND
                            Statement of Net Assets
                                  May 31, 2000

                                                             Par
                                                            (000)     Value
                                                            -----     -----

AGENCY OBLIGATIONS -- 55.5%
Federal Home Loan Bank -- 1.2%
Notes
 6.185%, 06/07/00.......................................... $1,500 $  1,500,012
                                                                   ------------
Federal Home Loan Mortgage Corp. -- 13.9%
Collateralized Mortgage Obligation
 6.25%, 12/15/16 (Pool #2018PAC)...........................    216      213,466
 6.175%, 08/15/18 (Pool #2035).............................    500      488,620
 6.80%, 10/15/26 (Pool #2051)..............................  1,852    1,772,167
Debentures
 7.30%, 08/24/06...........................................  1,000      971,070
Mortgage Backed Securities
 6.00%, 02/01/14 (Pool #E74547)............................    848      791,165
 6.50%, 09/01/24 (Pool #G00320)............................  2,036    1,889,006
 7.50%, 07/01/26 (Pool #D72963)............................    165      160,400
 6.50%, 10/01/27 (Pool #C00561)............................     28       25,711
 7.50%, 10/01/27 (Pool #D82914)............................    178      173,809
 6.50%, 10/01/27 (Pool #D83095)............................     29       27,120
 6.50%, 10/01/27 (Pool #D83337)............................    676      626,775
 7.00%, 11/01/27 (Pool #D83947)............................  1,549    1,472,602
 5.93%, 05/01/28 (Pool #786307)............................    506      505,178
 6.50%, 03/01/29 (Pool #C00731)............................  3,801    3,526,933
 5.696%, 04/01/29 (Pool #) ARM.............................  2,042    1,996,381
 7.00%, 01/01/30 (Pool #C35372)............................  2,987    2,840,783
                                                                   ------------
                                                                     17,481,186
                                                                   ------------
Federal National Mortgage Association -- 19.8%
Collateralized Mortgage Obligation
 5.70%, 06/25/17 (Pool #X-225C)............................    314      311,079
 6.00%, 11/18/17 (Pool #1998-26)...........................  1,136    1,112,397
 6.25%, 03/25/19 (Pool #PAC93-37)..........................    545      540,748
Notes
 5.125%, 02/13/04..........................................  1,000      927,490
 6.375%, 06/15/09..........................................  6,275    5,814,854
 8.00%, 05/01/30...........................................  5,085    5,044,872
Medium Term Notes
 6.50%, 12/27/01...........................................    250      247,380
 7.14%, 03/12/07...........................................    245      236,538
 7.00%, 08/27/12...........................................  1,000      930,760
Mortgage Backed Securities
 7.00%, 04/01/04 (Pool #377898)............................     99       95,970
 7.50%, 10/01/07 (Pool #177233)............................    113      111,524
 6.00%, 01/01/09 (Pool #265989)............................  1,037      964,720
 7.00%, 04/01/11 (Pool #338884)............................    328      317,453
 7.50%, 08/01/26 (Pool #349416)............................    122      118,853

                                                             Par
                                                            (000)     Value
                                                            -----     -----

AGENCY OBLIGATIONS -- Continued
Federal National Mortgage Association -- Continued
Mortgage Backed Securities -- Continued
 8.00%, 09/01/26 (Pool #250675)............................ $  247 $    245,557
 7.00%, 04/01/27 (Pool #313458)............................    442      420,093
 8.00%, 08/01/27 (Pool #392496)............................    438      434,125
 8.00%, 09/01/27 (Pool #398392)............................     27       26,715
 8.00%, 10/01/27 (Pool # 331320)...........................     89       88,378
 7.50%, 10/01/27 (Pool #395593)............................    499      484,528
 8.00%, 10/01/27 (Pool #395770)............................     12       11,742
 7.50%, 10/01/27 (Pool #396031)............................    621      603,818
 7.00%, 10/01/27 (Pool #398928)............................    241      229,252
 6.50%, 10/01/27 (Pool #399065)............................    371      343,770
 8.00%, 10/01/27 (Pool #399081)............................    383      380,092
 8.00%, 10/01/27 (Pool #402178)............................    197      195,322
 7.00%, 11/01/27 (Pool #251286)............................    673      639,187
 6.50%, 11/01/27 (Pool #402786)............................    140      129,126
 6.50%, 12/01/27 (Pool #354802)............................    520      481,762
 6.50%, 01/01/28 (Pool #406700)............................  1,545    1,429,905
 7.00%, 03/01/29 (Pool #491183)............................  2,206    2,094,065
                                                                   ------------
                                                                     25,012,075
                                                                   ------------
Government National Mortgage Association -- 19.8%
Mortgage Backed Securities
 9.00%, 05/15/16 (Pool #163606)............................     10       10,551
 9.00%, 11/15/16 (Pool #181127)............................    117      119,962
 9.00%, 11/15/16 (Pool #183984)............................      4        4,543
 9.00%, 01/15/17 (Pool #175218)............................      4        4,053
 8.00%, 05/15/17 (Pool #180719)............................     39       39,375
 8.00%, 05/15/17 (Pool #217626)............................     68       67,762
 9.00%, 04/15/18 (Pool #236277)............................     11       10,813
 10.00%, 09/15/18 (Pool #255652)...........................      9        9,160
 10.00%, 05/15/19 (Pool #274305)...........................     37       39,140
 9.00%, 11/15/19 (Pool #247019)............................     52       53,751
 9.00%, 06/15/21 (Pool #305720)............................     84       86,904
 9.00%, 06/15/21 (Pool #309078)............................    126      130,168
 9.00%, 07/15/21 (Pool #309027)............................     52       53,548
 9.00%, 07/15/21 (Pool #309084)............................     28       28,407
 9.00%, 08/15/21 (Pool #296154)............................     48       49,509
 9.00%, 08/15/21 (Pool #306259)............................     73       74,816
 9.00%, 09/15/21 (Pool #272061)............................     33       34,236
 9.00%, 09/15/21 (Pool #305911)............................     61       62,938
 9.00%, 09/15/21 (Pool #308283)............................     70       72,256
 9.00%, 09/15/21 (Pool #308920)............................     99      101,465
 9.00%, 09/15/21 (Pool #313023)............................     13       13,540
 9.00%, 09/15/21 (Pool #314939)............................     14       14,126

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             TOTAL RETURN BOND FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2000

                                                              Par
                                                             (000)     Value
                                                             -----     -----

AGENCY OBLIGATIONS -- Continued
Government National Mortgage Association -- Continued
Mortgage Backed Securities -- Continued
 8.00%, 02/15/23 (Pool #332531)............................  $  930 $    932,194
 7.00%, 05/20/24 (Pool #1716)..............................     143      137,100
 7.00%, 10/15/25 (Pool #409958)............................     332      319,151
 7.00%, 01/15/26 (Pool #382719)............................     284      272,396
 7.00%, 01/15/26 (Pool #422404)............................     221      212,607
 6.50%, 02/15/26 (Pool #405214)............................     123      115,084
 7.00%, 02/15/26 (Pool #421686)............................     781      750,046
 6.50%, 02/15/26 (Pool #425085)............................      99       92,405
 6.50%, 03/15/26 (Pool #395468)............................     159      148,418
 7.00%, 01/15/27 (Pool #436748)............................     333      320,228
 7.00%, 02/15/27 (Pool #428935)............................     314      301,514
 7.00%, 08/15/27 (Pool #443508)............................     215      206,113
 8.50%, 08/15/27 (Pool #453213)............................     240      244,689
 6.75%, 08/20/27 (Pool #80104).............................     862      851,672
 8.00%, 09/15/27 (Pool #453740)............................     160      160,523
 7.00%, 09/15/27 (Pool #453980)............................     273      261,839
 7.00%, 09/15/27 (Pool #454825)............................      31       30,152
 7.00%, 10/15/27 (Pool #445227)............................     328      314,853
 7.00%, 10/15/27 (Pool #453576)............................      91       87,244
 7.00%, 10/15/27 (Pool #455319)............................     252      242,243
 7.00%, 11/15/27 (Pool #452737)............................     390      374,956
 7.00%, 12/15/27 (Pool #443780)............................     335      321,979
 7.00%, 04/15/28 (Pool #471672)............................      49       46,826
 6.50%, 07/15/28 (Pool #468090)............................     899      842,035
 6.50%, 12/15/28 (Pool #471541)............................   1,433    1,341,643
 6.50%, 01/15/29 (Pool #490890)............................     974      912,271
 7.00%, 03/15/29 (Pool #470151)............................   2,352    2,258,326
 7.50%, 10/15/29 (Pool #521954)............................     995      977,133
 7.50%, 10/15/29 (Pool 30 Yr)..............................   2,462    2,418,547
 7.50%, 11/15/29 (Pool #434587)............................   4,036    3,965,575
 7.50%, 12/15/29 (Pool #434626)............................   4,493    4,414,415
                                                                    ------------
                                                                      24,955,200
                                                                    ------------
Tennessee Valley Authority -- 0.8%
Bond
 6.00%, 11/01/00...........................................   1,000      996,250
                                                                    ------------
 TOTAL AGENCY OBLIGATIONS
 (Cost $72,304,382)........................................           69,944,723
                                                                    ------------

                                                              Par
                                                             (000)     Value
                                                             -----     -----

DOMESTIC CORPORATE BONDS -- 12.5%
Automotive -- 2.6%
Ford Motor Co.
 6.375%, 02/01/29..........................................  $1,150 $    925,750
General Motors Acceptance Corp.
 7.125%, 05/01/01..........................................     400      398,500
 6.375%, 12/01/01..........................................   2,000    1,970,000
                                                                    ------------
                                                                       3,294,250
                                                                    ------------
Banking and Financial Services -- 3.7%
American Express Credit Corp.
 6.25%, 08/10/05...........................................   1,000      984,980
CIT Group, Inc.
 5.625%, 10/15/03..........................................   1,000      933,750
Merrill Lynch, Inc.
 6.00%, 02/12/03...........................................   1,000      958,750
SunTrust Banks, Inc.
 6.25%, 06/01/08...........................................   2,000    1,787,500
                                                                    ------------
                                                                       4,664,980
                                                                    ------------
Beverages -- 1.1%
Anheuser Busch Co., Inc.
 6.75%, 06/01/05...........................................     500      481,875
Coca Cola Co., Inc.
 5.75%, 11/01/08...........................................   1,000      866,250
                                                                    ------------
                                                                       1,348,125
                                                                    ------------
Computer Software -- 1.5%
Sun MicroSystems
 7.65%, 08/15/09...........................................   2,000    1,947,500
                                                                    ------------
Defense -- 1.8%
United Tech Corp.
 6.50%, 06/01/09...........................................   2,500    2,318,750
                                                                    ------------
Real Estate -- 0.9%
Operating LP
 6.75%, 02/15/08...........................................   1,250    1,115,625
                                                                    ------------
Telecommunications -- 0.9%
Lucent Technologies
 6.50%, 01/15/28...........................................   1,250    1,075,000
                                                                    ------------
 TOTAL DOMESTIC CORPORATE BONDS
 (Cost $16,548,731)........................................           15,764,230
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            TOTAL RETURN BOND FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2000

                                                              Par
                                                             (000)     Value
                                                             -----     -----

FOREIGN BONDS -- 4.6%
Deutschland
 4.20%, 07/04/09...........................................  $2,500 $  2,197,489
Manitoba Province Canada
 6.125%, 01/19/04..........................................   1,000      960,000
Mexico
 6.25%, 12/31/19...........................................   2,000    1,595,600
Republic of Korea
 8.875%, 04/15/08..........................................   1,000    1,000,000
                                                                    ------------
 TOTAL FOREIGN BONDS
 (Cost $5,840,593).........................................            5,753,089
                                                                    ------------
ASSET-BACKED SECURITIES -- 5.6%
Auto Loan -- 1.1%
BancOne Auto Grantor Trust
 6.27%, 11/20/03...........................................     456      453,373
Barnett Auto Trust
 6.03%, 11/15/01...........................................      68       68,271
Premier Auto Trust
 6.35%, 04/06/02...........................................     835      833,916
                                                                    ------------
                                                                       1,355,560
                                                                    ------------
Credit Card -- 3.7%
Chase Credit Card Master Trust
 6.30%, 04/15/03...........................................   1,000      999,190
Citibank Credit Card Master Trust
 6.839%, 02/10/04..........................................   3,750    3,705,075
                                                                    ------------
                                                                       4,704,265
                                                                    ------------
Electric Utility -- 0.8%
Comed Transitional Fdg Trust
 5.34%, 03/25/04...........................................   1,000      964,230
                                                                    ------------
 TOTAL ASSET-BACKED SECURITIES
 (Cost $7,139,279).........................................            7,024,055
                                                                    ------------
U.S. TREASURY OBLIGATIONS -- 10.5%
U.S. Treasury Notes
 5.625%, 05/15/08..........................................   1,000      948,650
 6.00%, 08/15/09...........................................   2,450    2,385,639
 6.125%, 11/15/27..........................................   2,000    1,957,020
U.S. Treasury Bonds
 8.00%, 11/15/21...........................................   1,000    1,186,550
 6.25%, 08/15/23...........................................     700      691,475

                                                             Par
                                                            (000)      Value
                                                            -----      -----

U.S. TREASURY OBLIGATIONS -- Continued
U.S. Treasury Bonds -- Continued
 6.875%, 08/15/25.......................................  $   3,100 $  3,311,017
 6.00%, 02/15/26........................................      2,875    2,758,505
                                                                    ------------
 TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $12,829,386).....................................              13,238,856
                                                                    ------------
REPURCHASE AGREEMENT -- 3.7%
Banc of America Securities LLC
(Agreement dated 5/31/00 to be repurchased at $4,716,833
 collateralized by $4,830,000 (Value $4,817,170) U.S.
 Treasury Notes, 6.5%, due 5/31/01)
 6.36%, 06/01/00........................................      4,716    4,716,000
                                                                    ------------
 TOTAL REPURCHASE AGREEMENT
 (Cost $4,716,000)......................................               4,716,000
                                                                    ------------

                                                          Number of
                                                           Shares
                                                          ---------
INVESTMENT COMPANIES -- 6.8%
Goldman Sachs Financial Square Prime Obligations Fund...  3,830,705    3,830,705
Offit High Yield Bond Fund..............................    500,000    4,715,000
                                                                    ------------
 TOTAL INVESTMENT COMPANIES
 (Cost $8,827,705)......................................               8,545,705
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES -- 99.2%
 (Cost $128,206,076*)..............................................  124,986,658
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%......................      975,528
                                                                    ------------
NET ASSETS -- 100.0%
 (equivalent to $9.43 per share based on 13,361,687 shares
 outstanding)...................................................... $125,962,186
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($125,962,186 / 13,361,687).......................................        $9.43
                                                                           =====

--------
* Cost for Federal income tax purposes is $128,224,154. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................. $   876,021
   Excess of tax cost over value.................................. $(4,113,517)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         MARYLAND TAX-EXEMPT BOND FUND
                            Statement of Net Assets
                                  May 31, 2000

                                                              Par
                                                             (000)     Value
                                                             -----     -----

MARYLAND -- 93.2%
Allegany County, PCRB, Westvaco Corp. Project
 5.90%, 07/01/04............................................ $  200 $   202,500
Annapolis MD, GO, CPI
 5.00%, 11/01/16............................................    440     400,400
Anne Arundel County, GO, CGI
 5.30%, 07/15/12............................................    400     394,000
Baltimore City, GO, CPI, INS: FGIC
 5.00%, 10/15/16............................................    500     456,250
Baltimore City, RB, Refunding -- Auto Parking Revenue, INS:
 FGIC
 5.90%, 07/01/13............................................  1,000   1,035,000
Baltimore City, RB, Waste Water Project, INS: FGIC
 5.50%, 07/01/26............................................    300     279,000
Baltimore County, GO, Refunding -- CPI
 5.20%, 04/01/09............................................    400     398,500
Baltimore County, GO, Water Utility Improvements,
 Prerefunded 7/01/02 @ 102
 6.125%, 07/01/12...........................................    300     312,375
Carroll County, GO, CPI
 4.80%, 12/01/12............................................    855     789,806
Charles County, GO
 6.25%, 06/01/02............................................    500     513,125
 4.40%, 06/01/03............................................    350     341,687
Frederick County, GO
 5.00%, 07/01/02............................................    750     751,875
 5.00%, 08/01/09............................................    500     489,375
Harford County, GO, CPI, UT
 5.50%, 12/01/07............................................    920     938,400
 5.00%, 12/01/14............................................    125     115,625
Harford County, GO, CPI, UT, Prerefunded 12/1/07 @ 102
 5.00%, 12/01/14............................................    125     124,844
Howard County, GO, CPI
 5.25%, 08/15/09............................................    130     130,000
Howard County, GO, CPI, Prerefunded 8/15/03 @ 102
 5.25%, 08/15/09............................................    180     184,050
Howard County, GO, CPI, Prerefunded 8/15/05 @ 100
 5.25%, 08/15/09............................................     90      90,563

                                                              Par
                                                             (000)     Value
                                                             -----     -----

MARYLAND -- Continued
Howard County, GO, Prerefunded 8/15/03 @ 102
 5.25%, 08/15/12...........................................  $  250 $   255,313
Maryland National Capital Park & Planning Commission --
 Prince George's County, GO, GPI, Prerefunded 7/01/03 @ 102
 5.15%, 07/01/11...........................................      10      10,188
 5.375%, 01/15/14..........................................     450     436,500
Maryland National Capital Park & Planning Commission --
 Prince George's County, GO, Unrefunded Balance
 5.15%, 07/01/11...........................................     290     282,750
Maryland State & Local Facilities, GPI, GO
 5.00%, 10/15/04...........................................   1,000   1,000,000
 5.25%, 06/15/06...........................................     500     504,375
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development, Single
 Family
 5.80%, 04/01/17...........................................     500     488,125
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development,
 Infrastructure
 5.125%, 06/01/17..........................................     325     299,000
 5.15%, 06/01/22...........................................     390     350,025
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development,
 Multi-family
 5.05%, 05/15/18...........................................     250     225,938
Maryland State Health & Higher Educational Facilities
 Authority, RB, INS: AMBAC, ETM
 4.10%, 07/01/01...........................................     900     894,393
Maryland State Health & Higher Educational Facilities
 Authority, College of Notre Dame, INS: MBIA
 4.45%, 10/01/12...........................................     290     254,837

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         MARYLAND TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2000

                                                          Par
                                                         (000)     Value
                                                         -----     -----

MARYLAND -- Continued
Maryland State Health & Higher Educational Facilities
 Authority, RB, Helix Health Inc., INS: AMBAC, ETM
 5.125%, 07/01/11....................................... $  600 $   583,500
 5.125%, 07/01/12.......................................    555     535,575
Maryland State Health & Higher Educational Facilities
 Authority, RB, Howard County General Hospital, ETM
 5.50%, 07/01/21........................................    335     316,156
Maryland State Health & Higher Educational Facilities
 Authority, RB, Refunding, Johns Hopkins University
 5.25%, 07/01/16........................................    750     708,750
 5.25%, 07/01/17........................................    500     469,375
Maryland State Health & Higher Educational Facilities
 Authority, RB, Loyola College
 5.25%, 10/01/29........................................    500     435,625
Maryland State Health & Higher Educational Facilities
 Authority, RB, University of Maryland Medical System,
 INS: FGIC
 5.40%, 07/01/07........................................    300     303,000
Maryland State Stadium Authority Sports Facilities, RB
 5.30%, 03/01/01........................................  1,260   1,266,237
Maryland State Stadium Authority Lease Revenue, RB,
 Ocean City Convention Center
 5.375%, 12/15/15.......................................    400     383,000
Maryland State Transportation Authority, RB
 5.50%, 07/01/03........................................  1,000   1,013,750
 5.75%, 07/01/15........................................    150     150,000
Maryland Water Quality Financing Administration, RB,
 Revolving Loan Fund
 5.50%, 09/01/11........................................    200     200,250
Maryland Water Quality Financing Administration, RB,
 Revolving Loan Fund, Prerefunded 9/01/03 @ 100
 5.40%, 09/01/12........................................    300     303,000

                                                           Par
                                                          (000)     Value
                                                          -----     -----

MARYLAND -- Continued
Montgomery County Revenue Authority, RB, Olney Indoor
 Swim Project
 5.25%, 10/01/12........................................  $  250 $   244,062
Montgomery County, GO, CPI
 5.375%, 05/01/05.......................................   1,000   1,013,750
Montgomery County, GO, CPI, Prerefunded 10/01/00 @ 102
 6.90%, 10/01/01........................................   1,000   1,026,830
Montgomery County, RB, Housing Opportunity Community
 Housing Multi-Family, Avalon Knoll, FNMA COLL
 5.70%, 07/01/10........................................     150     150,000
Prince George's County Hospital, RB, Prerefunded 7/01/02
 @ 102
 7.20%, 07/01/06........................................     500     531,250
Prince George's County, GO, INS: AMBAC
 5.25%, 03/15/03........................................     500     504,375
Prince George's County, RB, IDA
 6.00%, 07/01/09........................................     675     701,156
Prince George's County, GO, INS: MBIA
 5.25%, 03/15/15........................................     400     383,000
Saint Mary's County, GO
 5.50%, 10/01/14........................................   1,000     988,750
University of Maryland System Auxiliary Facilities &
 Tuition, RB
 5.125%, 04/01/13.......................................     400     386,500
 5.00%, 04/01/15........................................     500     459,375
Washington County, GO, INS: FGIC
 5.00%, 01/01/16........................................     675     615,938
Washington County, GO, INS: FGIC
 5.25%, 01/01/06........................................     200     201,000
Washington Suburban Sanitary District, GO, General
 Construction, Prerefunded 6/01/01 @ 102
 6.90%, 06/01/09........................................     285     296,431
Wicomico County, GO, INS: FGIC
 4.05%, 02/01/07........................................     250     228,125
 5.00%, 02/01/15........................................     755     693,656

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         MARYLAND TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Concluded
                                  May 31, 2000

                                                           Par
                                                          (000)      Value
                                                          -----      -----

MARYLAND -- Continued
Worcester County, GO
 5.20%, 08/01/08......................................     $1,310 $ 1,305,087
                                                                  -----------
 TOTAL MUNICIPAL BONDS
  (Cost $30,241,308)..................................             29,346,322
                                                                  -----------

                                                        Number of
                                                         Shares
                                                        ---------
INVESTMENT COMPANIES -- 5.7%
Goldman Sachs Financial Square Tax-Free Money Market
 Fund.................................................  1,140,023   1,140,023
Provident Institutional Funds --MuniFund..............    652,024     652,024
                                                                  -----------
 TOTAL INVESTMENT COMPANIES
 (Cost $1,792,047)....................................              1,792,047
                                                                  -----------
TOTAL INVESTMENTS IN SECURITIES -- 98.9%
 (Cost $32,033,355*).............................................  31,138,369
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%....................     333,445
                                                                  -----------
NET ASSETS -- 100.0%
 (equivalent to $10.23 per share based on 3,075,082 shares
 outstanding).................................................... $31,471,814
                                                                  ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($31,471,814 / 3,075,082).......................................      $10.23
                                                                       ======

--------
* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................... $  61,112
   Excess of tax cost over value.................................... $(956,098)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                            Statement of Net Assets
                                  May 31, 2000

                                                              Par
                                                             (000)     Value
                                                             -----     -----

Alabama -- 0.4%
Alabama State, GO
 4.60%, 10/01/05...........................................  $  305 $   293,563
                                                                    -----------
Alaska -- 1.3%
North Slope Boro, GO, INS: MBIA
 5.90%, 06/30/03...........................................   1,000   1,025,000
                                                                    -----------
Arizona -- 1.3%
Mesa, GO, INS: AMBAC
 6.00%, 07/01/02...........................................   1,000   1,021,250
                                                                    -----------
Connecticut -- 2.6%
Connecticut State Clean Water, RB, Prerefunded 8/1/02 @ 102
 6.125%, 02/01/12..........................................   2,000   2,087,500
                                                                    -----------
Delaware -- 2.5%
Delaware Transportation Authority, RB
 5.70%, 07/01/06...........................................   2,000   2,037,500
                                                                    -----------
District of Columbia -- 3.7%
District of Columbia, RB, Howard University, INS: MBIA
 5.25%, 10/01/02...........................................   3,040   3,055,200
                                                                    -----------
Georgia -- 10.0%
Fulton County, GO, Prerefunded 1/01/04 @ 102
 5.40%, 01/01/08...........................................   2,000   2,047,500
Georgia State, GO
 5.50%, 08/01/06...........................................   2,000   2,040,000
Private Colleges & Universities Authority, RB, Emory
 University
 5.375%, 11/01/05..........................................   4,000   4,055,000
                                                                    -----------
                                                                      8,142,500
                                                                    -----------
Illinois -- 8.0%
Elgin County, GO
 5.50%, 01/01/01...........................................   1,200   1,205,316
Illinois Education Facilities Authority, RB, Prerefunded
 12/1/03 @ 102
 5.70%, 12/01/25...........................................   3,625   3,756,406
University of Illinois Participation Certificate, INS: MBIA
 5.75%, 08/15/08...........................................   1,605   1,643,119
                                                                    -----------
                                                                      6,604,841
                                                                    -----------

                                                              Par
                                                             (000)     Value
                                                             -----     -----

Kentucky -- 2.5%
Kentucky State Turnpike Authority, RB, Economic Development
 Road Revenue, INS: AMBAC
 5.00%, 07/01/02...........................................  $2,000 $ 2,002,500
                                                                    -----------
Maryland -- 5.0%
Howard County, GO, CPI, Prerefunded 02/15/01 @ 100
 5.75%, 02/15/02...........................................   1,000   1,007,350
Maryland Health and Higher Education -- Helix Health, RB,
 ETM, INS: AMBAC
 4.10%, 07/01/01...........................................   1,000     993,770
Maryland State, GO
 4.50%, 10/15/00...........................................   1,000     999,250
Worcester County, GO
 5.00%, 08/01/00...........................................   1,050   1,050,767
                                                                    -----------
                                                                      4,051,137
                                                                    -----------
Massachusetts -- 4.3%
Massachusetts State, GO, Construction Loan, INS: MBIA
 5.00%, 01/01/01...........................................   1,420   1,423,124
Massachusetts State Health and Educational, RB, Prerefunded
 7/1/04 @ 100
 6.375%, 07/01/16..........................................   2,000   2,090,000
                                                                    -----------
                                                                      3,513,124
                                                                    -----------
Minnesota -- 3.6%
Minnesota State, GO
 4.75%, 06/01/03...........................................   3,000   2,973,750
                                                                    -----------
Missouri -- 2.4%
St. Louis Convention & Sports Complex, RB, Prerefunded
 8/15/03 @ 100
 7.90%, 08/15/21...........................................   1,820   1,972,425
                                                                    -----------
Nebraska -- 2.2%
Nebraska Public Power District, RB, INS: MBIA
 5.00%, 01/01/03...........................................   1,760   1,760,000
                                                                    -----------
New Jersey -- 2.4%
New Jersey Economic Development, RB
 5.00%, 05/01/05...........................................   2,000   1,990,000
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2000

                                                             Par
                                                            (000)     Value
                                                            -----     -----

New Mexico -- 4.2%
Bernalillo County, GO
 3.875%, 08/01/03.......................................... $2,000 $ 1,902,500
New Mexico State Highway, RB
 5.50%, 06/15/03...........................................  1,500   1,520,625
                                                                   -----------
                                                                     3,423,125
                                                                   -----------
New York -- 4.2%
New York State Dorm Authority, RB
 5.25%, 07/01/07...........................................  1,015   1,003,581
New York State, GO
 5.00%, 03/01/08...........................................  2,500   2,428,125
                                                                   -----------
                                                                     3,431,706
                                                                   -----------
Ohio -- 4.2%
Ohio State Building Auth, Lausche Office Building, RB
 6.00%, 10/01/03...........................................  2,385   2,456,550
Ohio State Public Facilities Commission, RB, Higher
 Educational Capital Facilities
 4.75%, 05/01/01...........................................  1,000   1,000,840
                                                                   -----------
                                                                     3,457,390
                                                                   -----------
Oklahoma -- 5.2%
Oklahoma City, GO
 6.00%, 03/01/03...........................................  1,750   1,791,563
Tulsa Community College Area School District, GO
 4.00%, 04/01/03...........................................  2,575   2,468,780
                                                                   -----------
                                                                     4,260,343
                                                                   -----------
Oregon -- 1.6%
Lane County of Oregon Community College, GO
 5.20%, 06/01/02...........................................  1,300   1,306,500
                                                                   -----------
South Carolina -- 5.5%
South Carolina State Public Service Authority, Santee
 Cooper, RB, Prerefunded 7/1/02 @ 102
 6.40%, 07/01/06...........................................  1,900   1,987,875
South Carolina Transportation, RB, INS: MBIA
 5.00%, 10/01/04...........................................  2,495   2,482,525
                                                                   -----------
                                                                     4,470,400
                                                                   -----------

                                                               Par
                                                              (000)     Value
                                                              -----     -----

Texas -- 5.0%
San Antonio General Improvements, GO
 5.50%, 08/01/04............................................  $3,000 $ 3,048,750
University of Texas, RB
 6.00%, 08/15/01............................................   1,000   1,012,500
                                                                     -----------
                                                                       4,061,250
                                                                     -----------
Utah -- 2.5%
Alpine School District, GO
 5.40%, 03/15/04............................................   2,000   2,010,000
                                                                     -----------
Virginia -- 2.7%
Virginia State Public Building Authority, RB
 5.50%, 08/01/02............................................   1,210   1,225,125
Virginia State Public School Authority, RB
 5.00%, 04/01/03............................................   1,000   1,000,000
                                                                     -----------
                                                                       2,225,125
                                                                     -----------
Washington -- 2.5%
Washington State, GO
 6.30%, 09/01/02............................................   1,000   1,025,000
Washington State, GO
 5.25%, 01/01/07............................................   1,000     997,500
                                                                     -----------
                                                                       2,022,500
                                                                     -----------
Wisconsin -- 4.0%
Milwaukee Technical College District, GO
 3.25%, 06/01/00............................................   1,150   1,149,959
Wisconsin State, GO
 6.125%, 11/01/06...........................................   2,000   2,100,000
                                                                     -----------
                                                                       3,249,959
                                                                     -----------
 TOTAL MUNICIPAL BONDS
 (Cost $77,437,713).........................................          76,448,588
                                                                     -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Concluded
                                  May 31, 2000

                                                           Number of
                                                             Shares     Value
                                                           ---------    -----

INVESTMENT COMPANIES -- 5.2%
Goldman Sachs Financial Square Tax-Free Money Market
 Fund....................................................  2,366,684 $ 2,366,684
Provident Institutional Funds --MuniFund.................  1,851,461   1,851,461
                                                                     -----------
 TOTAL INVESTMENT COMPANIES
 (Cost $4,218,145).......................................              4,218,145
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES -- 99.0%
 (Cost $81,655,858*)................................................  80,666,733
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%.......................     831,246
                                                                     -----------
NET ASSETS -- 100.0%
 (equivalent to $9.62 per share based on 8,470,563 shares
 outstanding)....................................................... $81,497,979
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($81,497,979 / 8,470,563)..........................................       $9.62
                                                                           =====

--------
* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................. $    48,145
   Excess of tax cost over value.................................. $(1,037,270)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                            Statement of Net Assets
                                  May 31, 2000


                                                            Par
                                                           (000)     Value
                                                           -----     -----

Arizona -- 1.7%
Mesa, GO, INS: AMBAC
 6.00%, 07/01/02.......................................... $1,000 $  1,021,250
Tempe Excise Tax, RB
 5.00%, 07/01/02..........................................  2,000    2,002,500
                                                                  ------------
                                                                     3,023,750
                                                                  ------------
Colorado -- 0.9%
Colorado Springs, RB, Utility Revenue, ETM
 5.875%, 11/15/17.........................................  1,500    1,537,500
                                                                  ------------
Delaware -- 0.9%
Delaware State Economic Development Authority, RB,
 Osteopathic Hospital Assoc., ETM
 6.75%, 01/01/13..........................................  1,500    1,618,125
                                                                  ------------
Florida -- 1.8%
Brevard County, GO, INS: AMBAC
 5.375%, 09/01/11.........................................  1,180    1,172,625
Palm Beach, GO
 5.50%, 12/01/14..........................................  2,000    1,980,000
                                                                  ------------
                                                                     3,152,625
                                                                  ------------
Georgia -- 1.2%
Georgia State, GO
 5.50%, 07/01/11..........................................  2,000    2,025,000
                                                                  ------------
Illinois -- 3.1%
Chicago, GO, INS: FGIC
 5.375%, 01/01/24.........................................  1,000      900,000
Illinois Education Northwestern University, RB, PUT
 11/1/13 @ 100
 5.20%, 11/01/32..........................................  3,500    3,338,125
Illinois Education University of Chicago, RB, Prerefunded
 12/1/03 @ 102
 5.70%, 12/01/25..........................................  1,000    1,036,250
                                                                  ------------
                                                                     5,274,375
                                                                  ------------
Indiana -- 2.3%
Eagle Union Middle School Building, RB, INS: AMBAC
 5.75%, 07/15/12..........................................  2,055    2,072,981
Indiana State Bond Bank, RB
 5.50%, 08/01/04..........................................  1,800    1,824,750
                                                                  ------------
                                                                     3,897,731
                                                                  ------------

                                                             Par
                                                            (000)     Value
                                                            -----     -----

Kansas -- 1.2%
Johnson County, GO
 5.45%, 09/01/02..........................................  $2,120 $  2,143,850
                                                                   ------------
Maryland -- 10.9%
Anne Arundel County, GO
 5.00%, 09/01/12..........................................   2,000    1,912,500
Baltimore, Board of Ed Admin., Certificates of
 Participation, INS: MBIA
 5.00%, 04/01/13..........................................   2,830    2,656,663
Baltimore County, GO
 5.25%, 06/01/11..........................................   1,000      988,750
Carroll County, GO
 5.125%, 12/01/13.........................................   1,000      957,500
Frederick County, GO
 5.25%, 07/01/15..........................................   1,000      957,500
Howard County, GO, Prerefunded 08/15/03 @ 102
 5.25%, 08/15/09..........................................     450      460,125
Howard County, GO, Prerefunded 08/15/05 @ 100
 5.25%, 08/15/09..........................................     240      241,500
Howard County, GO, Unrefunded Balance
 5.25%, 08/15/09..........................................     310      310,000
Maryland Health and Education, RB, Helix Health Inc., ETM,
 INS: AMBAC
 5.125%, 07/01/11.........................................   2,000    1,945,000
 5.125%, 07/01/12.........................................   1,500    1,447,500
Maryland National Capital Park & Planning Commission,
 Prince George's County, GO, Prerefunded 07/01/05 @ 101
 5.00%, 07/01/08..........................................     190      190,475
Maryland National Capital Park & Planning Commission,
 Prince George's County, GO, Unrefunded Balance
 5.00%, 07/01/08..........................................     810      795,825
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development,
 Multi-Family
 6.70%, 05/15/27..........................................   1,000    1,025,000

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2000


                                                             Par
                                                            (000)     Value
                                                            -----     -----

Maryland -- Continued
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development,
 Residential
 5.70%, 09/01/19..........................................  $2,025 $  1,971,844
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development,
 Single Family
 6.55%, 04/01/17..........................................   1,250    1,279,687
Prince George's County, RB, Pkg Authority Revenue Justice
 Center Facility Project
 6.35%, 05/01/04..........................................   1,000    1,033,750
Washington Suburban Sanitation District, GO
 5.25%, 06/01/16..........................................     650      622,375
                                                                   ------------
                                                                     18,795,994
                                                                   ------------
Massachusetts -- 4.5%
Massachusetts State, GO, INS: FSA
 5.00%, 06/01/06..........................................   2,000    1,982,500
Massachusetts State Special Obligation, RB, Prerefunded
 06/01/02 @100, ETM, INS: AMBAC
 6.00%, 06/01/13..........................................   3,600    3,667,500
Massachusetts State Water Pollution, RB, Abatement Pooled
 Loan Program
 5.70%, 02/01/11..........................................   2,010    2,040,150
                                                                   ------------
                                                                      7,690,150
                                                                   ------------
Michigan -- 4.6%
Ann Arbor, GO
 4.00%, 09/01/09..........................................   1,335    1,161,450
 4.00%, 09/01/10..........................................   1,340    1,149,050
Michigan Muni Bond Authority, Clean Water, RB
 5.625%, 10/01/13.........................................   2,000    1,997,500
Michigan State Building Authority, RB, Prerefunded 10/1/01
 @ 102, INS: AMBAC
 6.75%, 10/01/07..........................................   1,800    1,876,500

                                                            Par
                                                           (000)     Value
                                                           -----     -----

Michigan -- Continued
Traverse City Area Public Schools, GO, INS: FGIC
 4.50%, 05/01/10.......................................... $1,865 $  1,706,475
                                                                  ------------
                                                                     7,890,975
                                                                  ------------
Minnesota -- 1.2%
Minnesota State, GO
 4.75%, 06/01/03..........................................  1,075    1,065,595
Minnesota State, GO, Prerefunded 10/01/04 @ 100
 6.00%, 10/01/14..........................................  1,000    1,035,000
                                                                  ------------
                                                                     2,100,595
                                                                  ------------
Missouri -- 1.3%
St. Louis Convention & Sports Complex, RB, Prerefunded
 8/15/03 @ 100
 7.90%, 08/15/21..........................................  2,000    2,167,500
                                                                  ------------
New Jersey -- 8.3%
New Jersey Economic Development, RB, INS: FSA
 5.00%, 05/01/05..........................................  2,000    1,990,000
New Jersey State, GO
 5.25%, 08/01/09..........................................  4,225    4,214,438
New Jersey State Highway Authority, RB, Garden State
 Parkway General Revenue, ETM
 6.00%, 01/01/19..........................................  4,005    4,110,131
New Jersey State Turnpike Authority, RB, INS: MBIA
 5.50%, 01/01/07..........................................  4,000    4,060,000
                                                                  ------------
                                                                    14,374,569
                                                                  ------------
New York -- 7.4%
New York City Transitional Finance Authority, RB
 5.125%, 08/15/21.........................................  2,500    2,206,250
New York State Dorm Authority, Westchester County, RB,
 INS: AMBAC
 5.25%, 08/01/15..........................................  2,000    1,862,500
New York State Energy Research and Development Authority,
 RB, INS: MBIA
 5.15%, 03/01/16..........................................  3,190    2,922,838

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2000


                                                            Par
                                                           (000)     Value
                                                           -----     -----

New York -- Continued
New York State Environmental Facility, RB
 6.00%, 06/15/18.......................................... $2,000 $  2,022,500
Triborough Bridge & Tunnel Authority, RB, General Purpose
 6.00%, 01/01/12..........................................  2,000    2,090,000
Westchester County, GO, Partially ETM
 6.70%, 02/01/05..........................................  1,560    1,663,350
                                                                  ------------
                                                                    12,767,438
                                                                  ------------
North Carolina -- 0.5%
Mecklenburg County, GO
 4.50%, 02/01/16..........................................  1,000      855,000
                                                                  ------------
Ohio -- 4.8%
Cincinnati, GO
 5.00%, 12/01/02..........................................  3,340    3,348,350
Cleveland Waterworks Revenue, RB, INS: MBIA
 5.50%, 01/01/21..........................................  3,000    2,883,750
Ohio State, GO
 6.65%, 09/01/09..........................................  2,000    2,142,500
                                                                  ------------
                                                                     8,374,600
                                                                  ------------
Oklahoma -- 0.4%
Oklahoma State Turnpike, RB, ETM
 4.70%, 01/01/06..........................................    765      733,444
                                                                  ------------
Oregon -- 1.5%
Multnomah County, GO
 5.25%, 04/01/07..........................................  2,635    2,635,000
                                                                  ------------
Pennsylvania -- 7.6%
Avonworth School District, GO
 4.25%, 11/15/00..........................................  1,000      996,870
Dauphin County General Authority, RB, School District
 Pooled Program II, INS: AMBAC, Mandatory PUT 9/1/01
 4.45%, 09/01/32..........................................  4,000    3,975,000
Northeastern Hospital & Ed Authority, Wyoming Seminary,
 RB, INS: MBIA
 5.00%, 10/01/18..........................................  2,235    1,969,595
Pennsylvania State, GO
 5.75%, 01/15/09..........................................  1,840    1,897,500

                                                            Par
                                                           (000)     Value
                                                           -----     -----

Pennsylvania -- Continued
Pennsylvania State Higher Educational Facilities, RB,
 University of Pennsylvania
 5.90%, 09/01/15.......................................... $2,500 $  2,512,500
Pittsburgh Water & Sewer, RB, INS: FGIC, ETM
 6.00%, 09/01/16..........................................  1,755    1,807,650
                                                                  ------------
                                                                    13,159,115
                                                                  ------------
Rhode Island -- 0.9%
Rhode Island State, GO, Unrefunded Balance, INS: FGIC
 6.25%, 06/15/07..........................................  1,545    1,606,800
                                                                  ------------
Tennessee -- 1.4%
Shelby County, GO
 5.00%, 08/01/05..........................................  2,395    2,380,030
                                                                  ------------
Texas -- 9.8%
Burleson Independent School District, GO, Prerefunded
 8/1/06 @ 100, INS: PSFG
 6.75%, 08/01/24..........................................  2,500    2,703,125
Dallas Independent School District, GO, Unrefunded
 balance, INS: PSFG
 5.60%, 08/15/04..........................................  1,080    1,093,500
Dallas Waterworks and Sewer, RB
 4.90%, 04/01/05..........................................  2,000    1,975,000
Galena Park Independent School District, GO, INS: PSFG
 4.875%, 08/15/16.........................................  1,000      885,000
Houston Higher Education, RB, Rice University
 5.375%, 11/15/29.........................................  2,000    1,820,000
Manor Independent School District, GO, INS: PSFG
 5.00%, 08/01/17..........................................  2,270    2,011,787
San Antonio, GO
 5.50%, 08/01/04..........................................  1,750    1,778,437
San Antonio Electric & Gas, RB, Unrefunded Balance
 6.00%, 02/01/08..........................................  1,785    1,818,468
Texas State, GO
 4.70%, 10/01/11..........................................  1,000      917,500

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Concluded
                                  May 31, 2000


                                                            Par
                                                           (000)     Value
                                                           -----     -----

Texas -- Continued
Trinity River Authority Waste Water Systems, RB,
 Prerefunded 08/01/03 @ 100
 5.75%, 08/01/08.......................................... $  135 $    137,700
Trinity River Authority Waste Water Systems, RB,
 Unrefunded Balance, INS: AMBAC
 5.75%, 08/01/08..........................................  1,865    1,885,980
                                                                  ------------
                                                                    17,026,497
                                                                  ------------
Utah -- 2.4%
Davis County School District, GO
 4.875%, 06/01/05.........................................  2,700    2,656,125
Salt Lake City, GO
 6.00%, 12/15/03..........................................  1,500    1,548,750
                                                                  ------------
                                                                     4,204,875
                                                                  ------------
Virginia -- 5.9%
Fairfax County, GO
 5.50%, 06/01/02..........................................  2,315    2,343,938
Newport News, GO, INS: MBIA
 5.375%, 07/01/05.........................................  2,300    2,331,625
Norfolk, GO, INS: MBIA
 5.75%, 06/01/13..........................................  1,500    1,518,750
Virginia State Public Schools, RB
 5.00%, 04/01/02..........................................  1,000    1,000,000
Virginia State Transportation Board, RB, US Route 58
 5.625%, 05/15/13.........................................  3,000    3,007,500
                                                                  ------------
                                                                    10,201,813
                                                                  ------------
Washington -- 4.1%
Central Puget Sound, RB, INS: FGIC
 5.25%, 02/01/17..........................................  1,000      928,750
King County School District, GO, INS: FGIC
 5.50%, 12/01/12..........................................  3,675    3,656,625
Seattle, GO
 5.625%, 12/01/16.........................................  2,500    2,440,625
                                                                  ------------
                                                                     7,026,000
                                                                  ------------

                                                             Par
                                                            (000)      Value
                                                            -----      -----

Wisconsin -- 1.7%
Wisconsin State, GO
 5.125%, 11/01/11.......................................     $3,000 $  2,906,250
                                                                    ------------
 TOTAL MUNICIPAL BONDS
 (Cost $159,642,694)....................................             159,569,601
                                                                    ------------
                                                          Number of
                                                           Shares
                                                          ---------
INVESTMENT COMPANIES -- 6.6%
Goldman Sachs Financial Square Tax-Free Money Market
 Fund...................................................  4,114,042    4,114,042
Provident Institutional Funds --MuniFund................  7,352,530    7,352,530
                                                                    ------------
 TOTAL INVESTMENT COMPANIES
 (Cost $11,466,572).....................................              11,466,572
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES -- 98.9%
 (Cost $171,109,266*)..............................................  171,036,173
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%......................    1,884,283
                                                                    ------------
NET ASSETS -- 100.0%
 (equivalent to $9.38 per share based on 18,426,437 shares
 outstanding)...................................................... $172,920,456
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($172,920,456 / 18,426,437).......................................        $9.38
                                                                           =====

--------
* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................. $ 1,495,332
   Excess of tax cost over value.................................. $(1,568,425)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            INVESTMENT ABBREVIATIONS

             ADR    American Depository Receipt
             AMBAC  American Municipal Bond Assurance Corp.
             ARM    Adjustable Rate Mortgage
             BAN    Bond Anticipation Notes
             CGI    Consolidated General Improvement
             COP    Certificates of Deposit
             CPI    Consolidated Public Improvement
             ETM    Escrowed to Maturity in U.S. Government Obligations
             FGIC   Financial Guaranty Insurance Co.
             FRN    Floating Rate Notes
             FSA    Financial Surety Assurance
             GDR    Global Depository Receipt
             GO     General Obligation
             GPI    General Public Improvement
             GTD    Guaranteed
             IDA    Industrial Development Authority
             INS    Insured
             LIC    Line of Credit
             LOC    Letter of Credit
             MBIA   Municipal Bond Investor Association
             MPB    Municipal Put Bonds
             PCR    Pollution Control Revenue
             PCRB   Pollution Control Revenue Bonds
             PSFG   Permanent School Fund Guaranty
             RAN    Revenue Anticipation Notes
             RB     Revenue Bonds
             SAW    State Aid Withholding
             SPA    Standby Purchase Agreement
             TAN    Tax Anticipation Notes
             TECP   Tax-Exempt Commercial Paper
             TRAN   Tax and Revenue Anticipation Notes
             UT     Unlimited Tax
             VRDN   Variable Rate Demand Notes

                             M.S.D.&T. Funds, Inc.
                            Statements of Operations
                        For the Year Ended May 31, 2000

                                          Prime       Government    Tax-Exempt
                                       Money Market  Money Market  Money Market
                                           Fund          Fund          Fund
                                       ------------  ------------  ------------
INVESTMENT INCOME:
 Interest............................  $28,012,932   $24,188,575    $5,671,308
                                       -----------   -----------    ----------
EXPENSES:
 Investment advisory fees............    1,252,683     1,094,389       401,386
 Administration fees.................      626,341       547,194       200,693
 Accounting agent fees...............      100,215        87,551        48,166
 Custodian fees......................       36,569        31,944        14,046
 Directors' fees.....................       21,391        18,387         6,497
 Transfer agent fees.................       30,130        18,701        20,706
 Professional Services...............       77,126        66,245        24,544
 Other...............................       47,930        45,567        20,824
                                       -----------   -----------    ----------
                                         2,192,385     1,909,978       736,862
 Fees waived by Investment Adviser...     (100,215)     (131,327)      (48,166)
 Fees waived by Administrator........     (212,955)     (136,979)      (85,642)
 Expenses paid indirectly............         (191)          (89)         (975)
                                       -----------   -----------    ----------
   TOTAL EXPENSES....................    1,879,024     1,641,583       602,079
                                       -----------   -----------    ----------
NET INVESTMENT INCOME................   26,133,908    22,546,992     5,069,229
                                       -----------   -----------    ----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  investments sold...................           --            --        (6,309)
                                       -----------   -----------    ----------
 Net gain (loss) on investments......           --            --        (6,309)
                                       -----------   -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...........  $26,133,908   $22,546,992    $5,062,920
                                       ===========   ===========    ==========


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            Statements of Operations
                        For the Year Ended May 31, 2000

                            Growth                     Equity    International   Diversified
                           & Income       Equity       Growth       Equity       Real Estate
                             Fund      Income Fund      Fund         Fund           Fund
                           --------    -----------     ------    -------------   -----------
INVESTMENT INCOME:
 Interest...............  $   681,601  $    593,554  $  205,843   $   248,224     $  31,151
 Dividends..............    4,871,438     6,719,226     400,293     1,284,575(1)    584,437
                          -----------  ------------  ----------   -----------     ---------
   TOTAL INVESTMENT
    INCOME..............    5,553,039     7,312,780     606,136     1,532,799       615,588
                          -----------  ------------  ----------   -----------     ---------
EXPENSES:
 Investment advisory
  fees..................    2,715,790     1,571,719     359,188       819,930        74,363
 Administration fees....      565,790       327,442      74,831       128,114        11,619
 Accounting agent fees..      135,789        78,586      17,959        51,246         2,789
 Custodian fees.........       14,827        20,705       8,878        76,915         7,297
 Directors' fees........       18,312        12,354       2,192         3,810           350
 Transfer agent fees....       43,002        20,622      21,432        25,771        19,023
 Professional Services..       68,222        44,075       8,359        14,509         1,332
 Registration fees......       20,721         6,577       9,896        13,961         4,452
 Other..................       31,893        23,724       6,928        14,705         3,115
                          -----------  ------------  ----------   -----------     ---------
                            3,614,346     2,105,804     509,663     1,148,961       124,340
 Fees waived by
  Investment Advisers...     (445,855)     (271,976)    (74,714)      (72,803)      (30,336)
 Fees waived by
  Administrator.........           --            --     (14,966)      (51,246)       (1,032)
 Expenses paid
  indirectly............          (70)         (155)       (930)           --           (18)
                          -----------  ------------  ----------   -----------     ---------
   TOTAL EXPENSES.......    3,168,421     1,833,673     419,053     1,024,912        92,954
                          -----------  ------------  ----------   -----------     ---------
NET INVESTMENT INCOME...    2,384,618     5,479,107     187,083       507,887       522,634
                          -----------  ------------  ----------   -----------     ---------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN
 CURRENCY:
 Net realized gain
  (loss) from:
  Investments...........   53,050,056    62,225,721   2,052,901    23,818,514      (192,093)
  Foreign currency
   transactions.........           --            --          --      (743,411)           --
                          -----------  ------------  ----------   -----------     ---------
                           53,050,056    62,225,721   2,052,901    23,075,103      (192,093)
                          -----------  ------------  ----------   -----------     ---------
 Change in net
  unrealized appreciatin
  (depreciation):
  Investments...........   (3,950,708)  (99,144,522)  5,845,295    (5,913,130)      129,690
  Translation of assets
   and liablilities in
   foreign currencies...           --            --          --        (4,387)           --
                          -----------  ------------  ----------   -----------     ---------
                           (3,950,708)  (99,144,522)  5,845,295    (5,917,517)      129,690
                          -----------  ------------  ----------   -----------     ---------
 Net gain (loss) on
  investments and
  foreign currency
  transactions..........   49,099,348   (36,918,801)  7,898,196    17,157,586       (62,403)
                          -----------  ------------  ----------   -----------     ---------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $51,483,966  $(31,439,694) $8,085,279   $17,665,473     $ 460,231
                          ===========  ============  ==========   ===========     =========

--------
(1) Net of witholding taxes of $173,479

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            Statements of Operations
                         For the Year Ended May 31,2000

                            Limited       Total      Maryland    Intermediate   National
                           Maturity      Return     Tax-Exempt    Tax-Exempt   Tax-Exempt
                           Bond Fund    Bond Fund    Bond Fund    Bond Fund     Bond Fund
                           ---------    ---------   ----------   ------------  ----------
INVESTMENT INCOME:
 Interest...............  $ 9,958,192  $ 7,990,722  $ 1,396,939  $ 3,761,612   $ 8,972,872
                          -----------  -----------  -----------  -----------   -----------
EXPENSES:
 Investment advisory
  fees..................      569,562      414,529      144,853      437,394       872,187
 Administration fees....      203,415      148,046       36,213      109,349       218,047
 Accounting agent fees..       48,820       35,531       11,588       34,992        69,775
 Custodian fees.........       15,531       20,558        7,124       10,636        12,602
 Directors' fees........        6,859        4,660        1,132        3,738         7,319
 Transfer agent fees....       29,349       20,403       21,462       18,897        19,024
 Professional Services..       25,169       17,783        4,354       13,643        26,850
 Registration fees......       12,225        9,498        3,872        4,040         5,309
 Pricing service fees...        7,574       22,933        8,306        5,993        11,368
 Other..................       11,342        7,996        2,220        6,365        12,102
                          -----------  -----------  -----------  -----------   -----------
                              929,846      701,937      241,124      645,047     1,254,583
 Fees waived by
  Investment Adviser....     (156,329)    (153,968)     (95,499)    (244,980)     (453,537)
 Fees waived by
  Administrator.........      (40,683)     (13,844)     (15,172)      (6,095)      (16,011)
 Expenses paid
  indirectly............         (540)      (1,159)         (86)        (317)          (66)
                          -----------  -----------  -----------  -----------   -----------
   TOTAL EXPENSES.......      732,294      532,966      130,367      393,655       784,969
                          -----------  -----------  -----------  -----------   -----------
NET INVESTMENT INCOME...    9,225,898    7,457,756    1,266,572    3,367,957     8,187,903
                          -----------  -----------  -----------  -----------   -----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain
  (loss)................     (227,592)  (1,281,910)    (326,079)  (1,522,345)   (3,259,587)
  Change in net
   unrealized
   appreciation
   (depreciation).......   (3,584,148)  (3,157,795)  (1,132,976)  (1,306,945)   (5,799,901)
                          -----------  -----------  -----------  -----------   -----------
 Net gain (loss) on
  investments...........   (3,811,740)  (4,439,705)  (1,459,055)  (2,829,290)   (9,059,488)
                          -----------  -----------  -----------  -----------   -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $ 5,414,158  $ 3,018,051  $  (192,483) $   538,667   $  (871,585)
                          ===========  ===========  ===========  ===========   ===========


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                             Prime         Prime       Government    Government
                          Money Market  Money Market  Money Market  Money Market
                          Fund For the  Fund For the  Fund For the  Fund For the
                           Year Ended    Year Ended    Year Ended    Year Ended
                          May 31, 2000  May 31, 1999  May 31, 2000  May 31, 1999
                          ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..  $ 26,133,908  $ 23,776,832  $ 22,546,992  $ 20,372,197
 Net gain (loss) on
  investments...........            --         3,130            --            --
                          ------------  ------------  ------------  ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............    26,133,908    23,779,962    22,546,992    20,372,197
                          ------------  ------------  ------------  ------------
Distributions to
 shareholders from net
 investment income......   (26,133,908)  (23,776,832)  (22,546,992)  (20,372,197)
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........   (16,107,109)   82,081,604    31,367,729    54,389,002
                          ------------  ------------  ------------  ------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................   (16,107,109)   82,084,734    31,367,729    54,389,002
NET ASSETS:
 Beginning of period....   530,835,331   448,750,597   445,522,205   391,133,203
                          ------------  ------------  ------------  ------------
 End of period..........  $514,728,222  $530,835,331  $476,889,934  $445,522,205
                          ============  ============  ============  ============

                                                     Tax-Exempt    Tax-Exempt
                                                    Money Market  Money Market
                                                    Fund For the  Fund For the
                                                     Year Ended    Year Ended
                                                    May 31, 2000  May 31, 1999
                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income............................. $  5,069,229  $  3,242,143
 Net gain (loss) on investments....................       (6,309)          306
                                                    ------------  ------------
 Net increase (decrease) in net assets resulting
  from operations..................................    5,062,920     3,242,449
                                                    ------------  ------------
Distributions to shareholders from:
 Net investment income.............................   (5,069,229)   (3,242,143)
                                                    ------------  ------------
Proceeds of shares issued due to exchange of Tax-
 Exempt Money Market Fund (Trust) shares for Tax-
 Exempt Money Market Fund shares...................                 61,657,387
Increase (decrease) in net assets derived from
 capital share transactions........................    4,814,737    (8,401,564)
                                                    ------------  ------------
 Increase (decrease) in net assets derived from
  capital share transactions.......................    4,814,737    53,255,823
                                                    ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS............    4,808,428    53,256,129
NET ASSETS:
 Beginning of period...............................  143,220,733    89,964,604
                                                    ------------  ------------
 End of period..................................... $148,029,161  $143,220,733
                                                    ============  ============


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                               Growth &           Growth &            Equity             Equity
                             Income Fund        Income Fund        Income Fund        Income Fund
                          For the Year Ended For the Year Ended For the Year Ended For the Year Ended
                             May 31, 2000       May 31, 1999       May 31, 2000       May 31, 1999
                          ------------------ ------------------ ------------------ ------------------
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..     $  2,384,618       $  3,117,850      $   5,479,107       $  5,392,736
 Net realized gain
  (loss) on
  investments...........       53,050,056         31,093,571         62,225,721         59,394,028
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments...........       (3,950,708)        32,083,447        (99,144,522)       (21,415,473)
                             ------------       ------------      -------------       ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............       51,483,966         66,294,868        (31,439,694)        43,371,291
                             ------------       ------------      -------------       ------------
Distributions to
 shareholders from:
 Net investment income..       (2,756,775)        (2,509,416)        (5,737,319)        (5,358,080)
 Net realized capital
  gains.................      (28,939,728)       (10,393,342)       (55,928,207)       (34,800,822)
                             ------------       ------------      -------------       ------------
 Total distributions to
  shareholders..........      (31,696,503)       (12,902,758)       (61,665,526)       (40,158,902)
                             ------------       ------------      -------------       ------------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................       83,977,515         62,772,358         29,151,362          7,959,869
 Cost of shares
  redeemed..............      (56,701,569)       (74,027,633)       (58,470,978)       (48,808,503)
 Value of shares issued
  in reinvestment of
  dividends.............       10,337,054         11,036,126          3,067,115         31,970,933
                             ------------       ------------      -------------       ------------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........       37,613,000           (219,149)       (26,252,501)        (8,877,701)
                             ------------       ------------      -------------       ------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................       57,400,463         53,172,961       (119,357,721)        (5,665,312)
NET ASSETS:
 Beginning of period....      427,037,618        373,864,657        314,306,185        319,971,497
                             ------------       ------------      -------------       ------------
 End of period..........     $484,438,081       $427,037,618      $ 194,948,464       $314,306,185
                             ============       ============      =============       ============


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                                Equity             Equity         International      International
                             Growth Fund        Growth Fund        Equity Fund        Equity Fund
                          For the Year Ended For the Year Ended For the Year Ended For the Year Ended
                             May 31, 2000       May 31, 1999       May 31, 2000       May 31, 1999
                          ------------------ ------------------ ------------------ ------------------
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..     $    187,083       $   144,391       $     507,887       $    662,558
 Net realized gain
  (loss) on investments
  and foreign currency..        2,052,901         4,500,635          23,075,103          5,445,855
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments and
  translation of assets
  and liabilites in
  foreign currency......        5,845,295         3,072,193          (5,917,517)        (6,983,677)
                             ------------       -----------       -------------       ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............        8,085,279         7,717,219          17,665,473           (875,264)
                             ------------       -----------       -------------       ------------
Distributions to
 shareholders from:
 Net investment income..         (169,695)         (156,729)           (407,956)          (500,860)
 Net realized capital
  gains.................       (3,679,543)       (3,417,673)         (8,388,963)        (1,929,077)
                             ------------       -----------       -------------       ------------
 Total distributions to
  shareholders..........       (3,849,238)       (3,574,402)         (8,796,919)        (2,429,937)
                             ------------       -----------       -------------       ------------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................       35,283,729        10,492,031         133,050,988         46,141,273
 Cost of shares
  redeemed..............      (10,738,175)       (5,201,138)       (106,160,792)       (48,595,061)
 Value of shares issued
  in reinvestment of
  dividends.............          334,920         3,210,792           1,322,796          1,657,568
                             ------------       -----------       -------------       ------------
 Increase (decrease) in
  net assets derived
  from capital share
  transactions..........       24,880,474         8,501,685          28,212,992           (796,220)
                             ------------       -----------       -------------       ------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................       29,116,515        12,644,502          37,081,546         (4,101,421)
NET ASSETS:
 Beginning of period....       47,520,536        34,876,034          81,300,858         85,402,279
                             ------------       -----------       -------------       ------------
 End of period..........     $ 76,637,051       $47,520,536       $ 118,382,404       $ 81,300,858
                             ============       ===========       =============       ============


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                           Diversified Real   Diversified Real   Limited Maturity   Limited Maturity
                             Estate Fund        Estate Fund         Bond Fund          Bond Fund
                          For the Year Ended For the Year Ended For the Year Ended For the Year Ended
                             May 31, 2000       May 31, 1999       May 31, 2000       May 31, 1999
                          ------------------ ------------------ ------------------ ------------------
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..     $   522,634         $  318,169        $  9,225,898       $  8,767,522
 Net realized gain
  (loss) on
  investments...........        (192,093)          (180,671)           (227,592)           618,107
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments...........         129,690           (191,425)         (3,584,148)        (2,292,463)
                             -----------         ----------        ------------       ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............         460,231            (53,927)          5,414,158          7,093,166
                             -----------         ----------        ------------       ------------
Distributions to
 shareholders from:
 Net investment income..        (432,543)          (355,953)         (9,236,858)        (8,767,522)
 Net realized capital
  gains.................              --                 --            (235,068)          (383,653)
 Return of Capital
  Distributions.........         (81,542)            (9,103)                 --                 --
                             -----------         ----------        ------------       ------------
 Total distributions to
  shareholders..........        (514,085)          (365,056)         (9,471,926)        (9,151,175)
                             -----------         ----------        ------------       ------------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................       5,757,288          1,705,488          23,253,108         33,879,887
 Cost of shares
  redeemed..............      (1,166,881)          (161,537)        (25,431,253)       (19,269,521)
 Value of shares issued
  in reinvestment of
  dividends.............          53,168             26,951           1,485,375          1,782,525
                             -----------         ----------        ------------       ------------
 Increase (decrease) in
  net assets derived
  from capital share
  transactions..........       4,643,575          1,570,902            (692,770)        16,392,891
                             -----------         ----------        ------------       ------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................       4,589,721          1,151,919          (4,750,538)        14,334,882
NET ASSETS:
 Beginning of period....       7,829,136          6,677,217         166,257,261        151,922,379
                             -----------         ----------        ------------       ------------
 End of period..........     $12,418,857         $7,829,136        $161,506,723       $166,257,261
                             ===========         ==========        ============       ============

--------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                                                                     Maryland           Maryland
                             Total Return       Total Return        Tax-Exempt         Tax-Exempt
                              Bond Fund          Bond Fund          Bond Fund          Bond Fund
                          For the Year Ended For the Year Ended For the Year Ended For the Year Ended
                             May 31, 2000       May 31, 1999       May 31, 2000       May 31, 1999
                          ------------------ ------------------ ------------------ ------------------
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..     $  7,457,756       $  6,215,535       $ 1,266,572        $   920,156
 Net realized gain
  (loss) on
  investments...........       (1,281,910)           882,355          (326,079)            14,267
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments...........       (3,157,795)        (2,367,146)       (1,132,976)          (172,632)
                             ------------       ------------       -----------        -----------
 Net increase (decrease)
  in net assets
  resulting from
  operations............        3,018,051          4,730,744          (192,483)           761,791
                             ------------       ------------       -----------        -----------
Distributions to
 shareholders from:
 Net investment income..       (7,457,756)        (6,215,535)       (1,266,572)          (920,156)
 Net realized capital
  gains.................         (351,578)          (627,475)               --                 --
                             ------------       ------------       -----------        -----------
 Total Distributions to
  Shareholders..........       (7,809,334)        (6,843,010)       (1,266,572)          (920,156)
                             ------------       ------------       -----------        -----------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................       35,124,163         21,723,424        12,923,356         17,972,231
 Cost of shares
  redeemed..............      (11,967,889)       (14,669,153)       (6,690,738)        (6,342,407)
 Value of shares issued
  in reinvestment of
  dividends.............          448,602            843,089           132,924            113,379
                             ------------       ------------       -----------        -----------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........       23,604,876          7,897,360         6,365,542         11,743,203
                             ------------       ------------       -----------        -----------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................       18,813,593          5,785,094         4,906,487         11,584,838
NET ASSETS:
 Beginning of period....      107,148,593        101,363,499        26,565,327         14,980,489
                             ------------       ------------       -----------        -----------
 End of period..........     $125,962,186       $107,148,593       $31,471,814        $26,565,327
                             ============       ============       ===========        ===========

--------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                          Intermediate  Intermediate    National      National
                           Tax-Exempt    Tax-Exempt    Tax-Exempt    Tax-Exempt
                           Bond Fund     Bond Fund     Bond Fund     Bond Fund
                          For the Year  For the Year  For the Year  For the Year
                             Ended         Ended         Ended         Ended
                          May 31, 2000  May 31, 1999  May 31, 2000  May 31, 1999
                          ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..  $  3,367,957  $  3,502,977  $  8,187,903  $  7,853,868
 Net realized gain
  (loss) on
  investments...........    (1,522,345)    1,239,988    (3,259,587)    2,462,303
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments...........    (1,306,945)     (591,029)   (5,799,901)   (2,628,395)
                          ------------  ------------  ------------  ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............       538,667     4,151,936      (871,585)    7,687,776
                          ------------  ------------  ------------  ------------
Distributions to
 shareholders from:
 Net investment income..    (3,376,524)   (3,502,977)   (8,203,188)   (7,853,868)
 Net realized capital
  gains.................      (563,276)     (721,135)     (774,342)   (2,125,685)
                          ------------  ------------  ------------  ------------
   Total Distributions
    to Shareholders.....    (3,939,800)   (4,224,112)   (8,977,530)   (9,979,553)
                          ------------  ------------  ------------  ------------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................     8,856,010     7,895,070    22,665,947    15,739,980
 Cost of shares
  redeemed..............   (14,859,537)  (11,552,185)  (17,976,012)  (15,382,582)
 Value of shares issued
  in reinvestment of
  dividends.............         7,537       631,896        12,683     1,884,977
                          ------------  ------------  ------------  ------------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........    (5,995,990)   (3,025,219)    4,702,618     2,242,375
                          ------------  ------------  ------------  ------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................    (9,397,123)   (3,097,395)   (5,146,497)      (49,402)
NET ASSETS:
 Beginning of period....    90,895,102    93,992,497   178,066,953   178,116,355
                          ------------  ------------  ------------  ------------
 End of period..........  $ 81,497,979  $ 90,895,102  $172,920,456  $178,066,953
                          ============  ============  ============  ============

--------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                              Prime Money Market Fund
                          ----------------------------------------------------------------
                                                For the Years Ended
                          ----------------------------------------------------------------
                          May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996
                          ------------ ------------ ------------ ------------ ------------
Net Asset Value,
 Beginning of Period....    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                            --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income..      0.0522       0.0486       0.0521       0.0498       0.0532
                            --------     --------     --------     --------     --------
 Total From Investment
  Operations............      0.0522       0.0486       0.0521       0.0498       0.0532
                            --------     --------     --------     --------     --------
Less Distributions to
 Shareholders from:
 Net Investment Income..     (0.0522)     (0.0486)     (0.0521)     (0.0498)     (0.0532)
                            --------     --------     --------     --------     --------
 Total Distributions....     (0.0522)     (0.0486)     (0.0521)     (0.0498)     (0.0532)
                            --------     --------     --------     --------     --------
Net Asset Value, End of
 Period.................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                            ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------
Total Return............        5.34%        4.97%        5.33%        5.10%        5.45%
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $514,728     $530,835     $448,751     $368,853     $326,878
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...        0.38%        0.38%        0.42%        0.43%        0.43%
 Before Expense Waiver..        0.44%        0.45%        0.47%        0.48%        0.48%
 Ratio of Net Investment
  Income to Average Net
  Assets................        5.22%        4.84%        5.21%        4.98%        5.33%

                                            Government Money Market Fund
                          ----------------------------------------------------------------
                                                For the Years Ended
                          ----------------------------------------------------------------
                          May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996
                          ------------ ------------ ------------ ------------ ------------
Net Asset Value,
 Beginning of Period....    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                            --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income..      0.0514       0.0478       0.0515       0.0495       0.0526
                            --------     --------     --------     --------     --------
 Total From Investment
  Operations............      0.0514       0.0478       0.0515       0.0495       0.0526
                            --------     --------     --------     --------     --------
Less Distributions to
 Shareholders from:
 Net Investment Income..     (0.0514)     (0.0478)     (0.0515)     (0.0495)     (0.0526)
                            --------     --------     --------     --------     --------
 Total Distributions....     (0.0514)     (0.0478)     (0.0515)     (0.0495)     (0.0526)
                            --------     --------     --------     --------     --------
Net Asset Value, End of
 Period.................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                            ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------
Total Return............        5.27%        4.89%        5.27%        5.06%        5.39%
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $476,890     $445,522     $391,133     $340,809     $264,725
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...        0.38%        0.38%        0.42%        0.43%        0.43%
 Before Expense Waiver..        0.44%        0.45%        0.46%        0.49%        0.48%
 Ratio of Net Investment
  Income to Average Net
  Assets................        5.15%        4.76%        5.15%        4.95%        5.27%

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                            Tax-Exempt Money Market Fund
                          ----------------------------------------------------------------
                                                For the Years Ended
                          ----------------------------------------------------------------
                          May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996
                          ------------ ------------ ------------ ------------ ------------
Net Asset Value,
 Beginning of Period....    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                            --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income..      0.0317       0.0285       0.0318       0.0304       0.0321
                            --------     --------     --------     --------     --------
 Total From Investment
  Operations............      0.0317       0.0285       0.0318       0.0304       0.0321
                            --------     --------     --------     --------     --------
Less Distributions to
 Shareholders from:
 Net Investment Income..     (0.0317)     (0.0285)     (0.0318)     (0.0304)     (0.0321)
                            --------     --------     --------     --------     --------
 Total Distributions....     (0.0317)     (0.0285)     (0.0318)     (0.0304)     (0.0321)
                            --------     --------     --------     --------     --------
Net Asset Value, End of
 Period.................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                            ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------
Total Return............        3.21%        2.89%        3.22%        3.09%        3.26%
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $148,029     $143,221     $ 89,965     $ 79,492     $ 50,137
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...        0.38%        0.38%        0.43%        0.43%        0.43%
 Before Expense Waiver..        0.46%        0.49%        0.50%        0.53%        0.51%
 Ratio of Net Investment
  Income to Average Net
  Assets................        3.16%        2.80%        3.17%        3.05%        3.22%

                                                Growth & Income Fund
                          ----------------------------------------------------------------
                                                For the Years Ended
                          ----------------------------------------------------------------
                          May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996
                          ------------ ------------ ------------ ------------ ------------
Net Asset Value,
 Beginning of Period....    $  24.43     $  21.37     $  18.25     $  14.58     $  13.42
                            --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income..        0.13         0.18         0.20         0.23         0.33
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........        2.75         3.62         5.01         4.19         1.89
                            --------     --------     --------     --------     --------
 Total From Investment
  Operations............        2.88         3.80         5.21         4.42         2.22
                            --------     --------     --------     --------     --------
Less Distributions to
 Shareholders from:
 Net Investment Income..       (0.16)       (0.14)       (0.23)       (0.25)       (0.35)
 Net Capital Gains......       (1.65)       (0.60)       (1.86)       (0.50)       (0.71)
                            --------     --------     --------     --------     --------
 Total Distributions....       (1.81)       (0.74)       (2.09)       (0.75)       (1.06)
                            --------     --------     --------     --------     --------
Net Asset Value, End of
 Period.................    $  25.50     $  24.43     $  21.37     $  18.25     $  14.58
                            ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------
Total Return............       12.11%       18.20%       29.40%       31.26%       17.24%
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $484,438     $427,038     $373,864     $142,452     $107,233
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...        0.70%        0.70%        0.71%        0.73%        0.73%
 Before Expense Waiver..        0.80%        0.81%        0.88%        0.89%        0.89%
 Ratio of Net Investment
  Income to Average Net
  Assets................        0.53%        0.80%        0.99%        1.52%        2.38%
Portfolio turnover
 rate...................       28.46%       26.48%       24.09%       27.10%       45.15%

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                 Equity Income Fund                  Equity Growth Fund
                          --------------------------------    --------------------------------
                                                 For the                             For the
                                                  Period                              Period
                           For the    For the    March 1,      For the    For the    March 1,
                          Year Ended Year Ended  1998 (1)     Year Ended Year Ended  1998 (1)
                           May 31,    May 31,   to May 31,     May 31,    May 31,   to May 31,
                             2000       1999       1998          2000       1999       1998
                          ---------- ---------- ----------    ---------- ---------- ----------
Net Asset Value,
 Beginning of Period....   $  10.25   $  10.21   $  10.00      $ 11.48    $ 10.28    $ 10.00
                           --------   --------   --------      -------    -------    -------
Income From Investment
 Operations:
 Net Investment Income..       0.18       0.17       0.04         0.04       0.04       0.02
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........      (1.22)      1.23       0.19         2.01       2.23       0.27
                           --------   --------   --------      -------    -------    -------
 Total From Investment
  Operations............      (1.04)      1.40       0.23         2.05       2.27       0.29
                           --------   --------   --------      -------    -------    -------
Less Distributions to
 Shareholders from:
 Net Investment Income..      (0.19)     (0.17)     (0.02)       (0.04)     (0.05)     (0.01)
 Net Capital Gains......      (1.95)     (1.19)       --         (0.82)     (1.02)       --
                           --------   --------   --------      -------    -------    -------
 Total Distributions....      (2.14)     (1.36)     (0.02)       (0.86)     (1.07)     (0.01)
                           --------   --------   --------      -------    -------    -------
Net Asset Value, End of
 Period.................   $   7.07   $  10.25   $  10.21      $ 12.67    $ 11.48    $ 10.28
                           ========   ========   ========      =======    =======    =======
------------------------------------------------------------------------------------------------
Total Return............    (10.98)%     15.30%      2.28%       17.94%     23.13%      2.89%
------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........   $194,948   $314,306   $319,971      $76,637    $47,521    $34,876
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...       0.70%      0.70%      0.70%(2)     0.70%      0.70%      0.70%(2)
 Before Expense Waiver..       0.80%      0.82%      0.93%(2)     0.85%      0.91%      1.02%(2)
 Ratio of Net Investment
  Income to Average
 Net Assets.............       2.09%      1.77%      1.45%(2)     0.31%      0.38%      0.68%(2)
Portfolio turnover
 rate...................      58.67%     24.47%      2.00%       13.66%     62.49%      7.99%

--------
(1) Commencement of operations.
(2) Annualized.


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                             International Equity Fund
                          ----------------------------------------------------------------
                                                For the Years Ended
                          ----------------------------------------------------------------
                          May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996
                          ------------ ------------ ------------ ------------ ------------
Net Asset Value,
 Beginning of Period....    $  13.35     $ 13.90      $ 13.18      $ 12.47      $ 11.60
                            --------     -------      -------      -------      -------
Income From Investment
 Operations:
 Net Investment Income..        0.07        0.11         0.12         0.31         0.09
 Net Realized and
  Unrealized Gain (Loss)
  on Investments and
  Foreign Currency......        2.89       (0.27)        1.42         0.88         1.51
                            --------     -------      -------      -------      -------
 Total From Investment
  Operations............        2.96       (0.16)        1.54         1.19         1.60
                            --------     -------      -------      -------      -------
Less Distributions to
 Shareholders from:
 Net Investment Income..       (0.07)      (0.08)       (0.15)       (0.24)       (0.07)
 Net Capital Gains......       (1.34)      (0.31)       (0.67)       (0.24)       (0.66)
                            --------     -------      -------      -------      -------
 Total Distributions....       (1.41)      (0.39)       (0.82)       (0.48)       (0.73)
                            --------     -------      -------      -------      -------
Net Asset Value, End of
 Period.................    $  14.90     $ 13.35      $ 13.90      $ 13.18      $ 12.47
                            ========     =======      =======      =======      =======
------------------------------------------------------------------------------------------
Total Return............       21.73%      (1.02)%      12.77%        9.81%       14.27%
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $118,382     $81,301      $85,402      $83,313      $75,676
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...        1.00%       1.00%        1.03%        1.05%        1.05%
 Before Expense Waiver..        1.12%       1.14%        1.14%        1.16%        1.17%
 Ratio of Net Investment
  Income to Average Net
  Assets................        0.50%       0.82%        0.92%        0.97%        0.78%
Portfolio turnover
 rate...................      155.72%      67.33%       55.55%       74.15%       53.58%


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                            Diversified Real Estate Fund          Total Return Bond Fund
                          --------------------------------   --------------------------------
                                                 For the                            For the
                                                  Period                             Period
                           For the    For the   August 1,     For the    For the    March 1,
                          Year Ended Year Ended  1997 (1)    Year Ended Year Ended  1998 (1)
                           May 31,    May 31,   to May 31,    May 31,    May 31,   to May 31,
                             2000       1999       1998         2000       1999       1998
                          ---------- ---------- ----------   ---------- ---------- ----------
Net Asset Value,
 Beginning of Period....   $  9.37     $10.13     $10.00      $   9.82   $  10.02   $  10.00
                           -------     ------     ------      --------   --------   --------
Income From Investment
 Operations:
 Net Investment Income..      0.50       0.53       0.35          0.60       0.59       0.15
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........     (0.39)     (0.76)      0.09         (0.36)     (0.14)      0.02
                           -------     ------     ------      --------   --------   --------
   Total From Investment
    Operations..........      0.11      (0.23)      0.44          0.24       0.45       0.17
                           -------     ------     ------      --------   --------   --------
Less Distributions to
 Shareholders from:
 Net Investment Income..     (0.42)     (0.52)     (0.28)        (0.60)     (0.59)     (0.15)
 Return of Capital......     (0.07)     (0.01)     (0.03)
 Net Capital Gains......        --         --         --         (0.03)     (0.06)        --
                           -------     ------     ------      --------   --------   --------
   Total Distributions..     (0.49)     (0.53)     (0.31)        (0.63)     (0.65)     (0.15)
                           -------     ------     ------      --------   --------   --------
Net Asset Value, End of
 Period.................   $  8.99     $ 9.37     $10.13      $   9.43   $   9.82   $  10.02
                           =======     ======     ======      ========   ========   ========
------------------------------------------------------------------------------------------------
Total Return............      1.59%    (1.80)%      4.31%         2.55%      4.48%      1.69%
------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........   $12,419     $7,829     $6,677      $125,962   $107,149   $101,363
 Ratio of Expenses to
  Average Net Assets
  After Expense Waiver..      1.00%      1.00%      1.00%(2)      0.45%      0.45%      0.45%(2)
  Before Expense
   Waiver...............      1.34%      1.47%      2.25%(2)      0.59%      0.62%      0.73%(2)
 Ratio of Net Investment
  Income to Average Net
  Assets................      5.62%      6.03%      4.17%(2)      6.30%      5.82%      5.89%(2)
Portfolio turnover
 rate...................     10.36%     14.35%      0.84%        38.96%     74.94%     10.51%

--------
(1)Commencement of operations.
(2)Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                             Limited Maturity Bond Fund
                          ----------------------------------------------------------------
                                                For the Years Ended
                          ----------------------------------------------------------------
                          May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996
                          ------------ ------------ ------------ ------------ ------------
Net Asset Value,
 Beginning of Period....    $  10.32     $  10.45     $  10.31     $ 10.19      $ 10.43
                            --------     --------     --------     -------      -------
Income From Investment
 Operations:
 Net Investment Income..        0.58         0.58         0.60        0.59         0.59
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........       (0.24)       (0.10)        0.22        0.12        (0.24)
                            --------     --------     --------     -------      -------
  Total From Investment
   Operations...........        0.34         0.48         0.82        0.71         0.35
                            --------     --------     --------     -------      -------
Less Distributions to
 Shareholders from:
 Net Investment Income..       (0.58)       (0.58)       (0.60)      (0.59)       (0.59)
 Net Capital Gains......       (0.01)       (0.03)       (0.08)         --           --
                            --------     --------     --------     -------      -------
  Total Distributions...       (0.59)       (0.61)       (0.68)      (0.59)       (0.59)
                            --------     --------     --------     -------      -------
Net Asset Value, End of
 Period.................    $  10.07     $  10.32     $  10.45     $ 10.31      $ 10.19
                            ========     ========     ========     =======      =======
------------------------------------------------------------------------------------------
Total Return............        3.42%        4.63%        8.15%       7.12%        3.38%
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $161,507     $166,257     $151,922     $43,010      $44,102
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...        0.45%        0.45%        0.50%       0.60%        0.60%
 Before Expense Waiver..        0.57%        0.58%        0.78%       0.75%        0.72%
 Ratio of Net Investment
  Income to Average Net
  Assets................        5.67%        5.54%        5.71%       5.72%        5.66%
Portfolio turnover
 rate...................       30.95%       59.73%       48.24%      20.92%       52.79%


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                           Maryland Tax-Exempt Bond Fund
                          ----------------------------------------------------------------
                                                For the Years Ended
                          ----------------------------------------------------------------
                          May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996
                          ------------ ------------ ------------ ------------ ------------
Net Asset Value,
 Beginning of Period....    $ 10.78      $ 10.82      $ 10.38       $10.20      $ 10.40
                            -------      -------      -------       ------      -------
Income From Investment
 Operations:
 Net Investment Income..       0.45         0.45         0.48         0.50         0.49
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........      (0.55)       (0.04)        0.44         0.18        (0.20)
                            -------      -------      -------       ------      -------
 Total From Investment
  Operations............      (0.10)        0.41         0.92         0.68         0.29
                            -------      -------      -------       ------      -------
Less Distributions to
 Shareholders from:
 Net Investment Income..      (0.45)       (0.45)       (0.48)       (0.50)       (0.49)
                            -------      -------      -------       ------      -------
 Total Distributions....      (0.45)       (0.45)       (0.48)       (0.50)       (0.49)
                            -------      -------      -------       ------      -------
Net Asset Value, End of
 Period.................    $ 10.23      $ 10.78      $ 10.82       $10.38      $ 10.20
                            =======      =======      =======       ======      =======
------------------------------------------------------------------------------------------
Total Return............      (0.87)%       3.81%        9.03%        6.80%        2.84%
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $31,472      $26,565      $14,980       $8,298      $10,186
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...       0.45%        0.45%        0.49%        0.55%        0.62%
 Before Expense Waiver..       0.83%        0.87%        1.03%        1.13%        1.04%
 Ratio of Net Investment
  Income to Average Net
  Assets................       4.37%        4.12%        4.49%        4.84%        4.74%
Portfolio turnover
 rate...................      60.16%       22.78%       55.95%       28.11%       20.58%


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                              Intermediate Tax-Exempt Bond Fund            National Tax-Exempt Bond Fund
                          ------------------------------------------ ------------------------------------------
                            For the      For the     For the Period    For the      For the     For the Period
                           Year Ended   Year Ended  March 1, 1998(1)  Year Ended   Year Ended  March 1, 1998(1)
                          May 31, 2000 May 31, 1999 to May 31, 1998  May 31, 2000 May 31, 1999 to May 31, 1998
                          ------------ ------------ ---------------- ------------ ------------ ----------------
Net Asset Value,
 Beginning of Period....    $ 10.00      $ 10.01        $ 10.00        $   9.93     $  10.05       $  10.00
                            -------      -------        -------        --------     --------       --------
Income From Investment
 Operations:
 Net Investment Income..       0.38         0.38           0.10            0.45         0.44           0.11
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........      (0.32)        0.07           0.01           (0.51)          --           0.05
                            -------      -------        -------        --------     --------       --------
 Total From Investment
  Operations............       0.06         0.45           0.11           (0.06)        0.44           0.16
                            -------      -------        -------        --------     --------       --------
Less Distributions to
 Shareholders from:
 Net Investment Income..      (0.38)       (0.38)         (0.10)          (0.45)       (0.44)         (0.11)
 Net Capital Gains......      (0.06)       (0.08)            --           (0.04)       (0.12)            --
                            -------      -------        -------        --------     --------       --------
 Total Distributions....      (0.44)       (0.46)         (0.10)          (0.49)       (0.56)         (0.11)
                            -------      -------        -------        --------     --------       --------
Net Asset Value, End of
 Period.................    $  9.62      $ 10.00        $ 10.01        $   9.38     $   9.93       $  10.05
                            =======      =======        =======        ========     ========       ========
---------------------------------------------------------------------------------------------------------------
Total Return............       0.64%        4.58%          1.07%         (0.55)%        4.43%          1.64%
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $81,498      $90,895        $93,992        $172,920     $178,067       $178,116
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...       0.45%        0.45%          0.45%(2)        0.45%        0.45%          0.45%(2)
 Before Expense Waiver..       0.74%        0.76%          0.88%(2)        0.72%        0.74%          0.86%(2)
 Ratio of Net Investment
  Income to Average Net
  Assets................       3.85%        3.80%          3.84%(2)        4.69%        4.36%          4.49%(2)
Portfolio turnover
 rate...................     140.28%      149.02%         10.13%         113.69%      123.30%          7.37%

--------
(1)Commencement of operations.
(2)Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES

  M.S.D.&T. Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on March 7, 1989. The Articles of In-corporation of the Company authorize the Board of Directors to issue up to ten billion shares, having a par value of $.001 per share. The Company is a series fund which currently issues thirteen classes of common stock representing in-terests in thirteen investment portfolios: the Prime Money Market Fund (Class
A), the Government Money Market Fund (Class B), the Tax-Exempt Money Market Fund (Class C), the Growth & Income Fund (Class E), the Limited Maturity Bond Fund (Class F), the Maryland Tax-Exempt Bond Fund (Class G), the International Equity Fund (Class H), the Diversified Real Estate Fund (Class J), the Na-tional Tax-Exempt Bond Fund (Class K), the Total Return Bond Fund (Class L), the Equity Growth Fund (Class M), the Equity Income Fund (Class N) and the In-termediate Tax-Exempt Bond Fund (Class O)--(the "Funds").

  On April 24, 1998, the Board of Directors of the Company approved the con-solidation of the Tax-Exempt Money Market Fund (Trust) with the Tax-Exempt Money Market Fund. The consolidation was effective on January 4, 1999 through
(i) the redemption of all of the outstanding shares of the Tax-Exempt Money Market Fund (Trust) by the shareholders of record, (ii) the issuance to the redeeming shareholders of the same number of shares of the Tax-Exempt Money Market Fund that such shareholders redeemed from the Tax-Exempt Money Market Fund (Trust), and (iii) the transfer of substantially all of the assets of the Tax-Exempt Money Market Fund (Trust) to the Tax-Exempt Money Market Fund. The aggregate net assets of the Funds immediately before the combination were $61,657,387 for the Tax-Exempt Money Market Fund (Trust) and $93,339,760 for the Tax-Exempt Money Market Fund.

  The preparation of financial statements in conformity with generally ac-cepted accounting principles requires management to make estimates and assump-tions that affect the reported amounts of assets and liabilities and disclo-sure of contingent assets and liabilities at the date of the financial state-ments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

  A) Security Valuation: Investment securities held by the Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund (the "Money Market Funds") are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is per-formed pursuant to procedures adopted by the Company's Board of Direc-tors in an attempt to avoid dilution or other unfair results to share-holders. Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will be able to do so.

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued

1. SIGNIFICANT ACCOUNTING POLICIES -- Continued

    Investments held by the Growth & Income Fund, Equity Income Fund, Eq-uity Growth Fund, International Equity Fund, Diversified Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange (in-cluding securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales dur-ing the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, pro-vided that if such securities are not traded on the valuation date, they will be valued at the preceding closing values and provided fur-ther, that when an occurrence subsequent to the time of valuation is likely to have changed the value, then the fair value of those securi-ties will be determined through consideration of other factors by or under the direction of the Company's Board of Directors. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most recent available quoted bid and asked prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and asked prices provided by investment dealers. Investments in mu-tual funds are valued at the closing net asset value per share on the day of valuation. Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates fair value. The net asset value per share of the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, International Equity Fund, Diversified Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Mary-land Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Na-tional Tax-Exempt Bond Fund will fluctuate as the values of their re-spective investment portfolios change.

  B) Security Transactions and Investment Income: Security transactions are accounted for on the trade date. The cost of investments sold is deter-mined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general expenses of the Company are allocated among the Funds based on relative net assets. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the Fund's custody charges.

  C) Dividends and Distributions to Shareholders: Dividends from net invest-ment income are declared daily and paid monthly to shareholders of the Money Market Funds, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Na-tional Tax-Exempt Bond Fund; are declared and paid monthly to

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued

1. SIGNIFICANT ACCOUNTING POLICIES -- Continued

     shareholders of the Growth & Income Fund, Equity Income Fund and Equity Growth Fund; are declared and paid quarterly to shareholders of the Di-versified Real Estate Fund; and are declared and paid semi-annually to shareholders of the International Equity Fund. Any net realized capital gains are distributed at least annually with respect to the Money Market Funds, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Ex-empt Bond Fund and at least semi-annually with respect to the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Diversified Real Estate Fund and International Equity Fund.

    Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax resolutions.

  D) Federal Income Taxes: Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regu-lated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, among other things, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes.

    Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fis-cal year. The following losses will be treated as arising on the first day of fiscal year ended May 31, 2001:

                                                                  Capital Losses
                                                                     Deferred
                                                                  --------------
     Diversified Real Estate Fund................................   $   20,971
     Limited Maturity Bond Fund..................................      219,484
     Total Return Bond Fund......................................    1,152,716
     Maryland Tax-Exempt Bond Fund...............................      302,871
     Intermediate Tax-Exempt Bond Fund...........................      681,507
     National Tax-Exempt Bond Fund...............................    1,464,745

  E) Repurchase Agreements: The Prime Money Market Fund, Government Money Market Fund, Growth & Income Fund, Equity Income Fund, Equity Growth Fund, International Equity Fund, Diversified Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund may agree to purchase portfolio securities from financial institu-tions, such as banks and broker-dealers, subject to the seller's agree-ment to repurchase them at an agreed upon date and price. In the case of the Prime Money Market Fund and Government

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued

1. SIGNIFICANT ACCOUNTING POLICIES -- Continued

     Money Market Fund, collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price (including accrued interest), plus the transaction costs the Funds could expect to incur if the seller de-faults, marked-to-market daily. Repurchase agreements are accounted for as collateralized financings. The policy of the Funds is to obtain pos-session of collateral with a market value equal to 102% of the repur-chase agreement.

  F) Foreign Currency Translation: Foreign currency amounts are translated into U.S. dollars at prevailing exchange rates as follows: assets and liabilities at the rate of exchange prevailing at the end of the respec-tive period, purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The International Equity Fund does not isolate that portion of the re-sults of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  G) Forward Foreign Currency Contracts: The International Equity Fund enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. All commitments are marked-to-market daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in income as a component of realized gain or loss on foreign currency. Such contracts, which protect the value of a Fund's investment securities against a decline in the value of currency, do not eliminate fluctua-tions in the underlying prices of the securities, but merely establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged cur-rency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

  H) International investing is subject to certain factors such as currency exchange rate volatility, possible political, social or economic insta-bility, foreign taxation and/or differences in auditing and other finan-cial standards.

  I) Investing in the securities of companies principally engaged in the real estate business is subject to the same risks as direct ownership of real estate, such as supply and demand for properties, the economic health of the country, different regions and local markets, and the strength of specific industries renting properties.

  J) The International Equity Fund is subject to foreign income taxes by cer-tain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income. Gains realized upon disposition of Thailand securities held by the International Equity Fund are subject to capital gain tax in Thailand. The tax on realized gains is paid prior to repatriation of sales proceeds.

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued


2. INVESTMENT ADVISER, ADMINISTRATOR, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS

  Mercantile-Safe Deposit & Trust Company ("Mercantile") provides investment advisory and administration services to each Fund pursuant to an Investment Advisory Agreement and an Administration Agreement. For its services as Advis-er, Mercantile receives an advisory fee computed daily and payable monthly at an annual rate of (a) .25% of the first $1 billion of the Prime Money Market, Government Money Market and Tax-Exempt Money Market Funds' average daily net assets during the preceding month plus .20% of such Funds' average daily net assets in excess of $1 billion during the preceding month, (b) .60% of the first $1 billion of the Growth & Income, Equity Income and Equity Growth Funds' average daily net assets during the preceding month plus .40% of such Funds' average daily net assets in excess of $1 billion during the preceding month, (c) .35% of the first $1 billion of the Limited Maturity Bond and Total Return Bond Funds' average daily net assets during the preceding month plus
 .20% of such Funds' average daily net assets in excess of $1 billion during the preceding month, (d) .50% of the first $1 billion of the Maryland Tax-Ex-empt Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds' average daily net assets during the preceding month plus .25% of such Funds' average daily net assets in excess of $1 billion during the preceding month,
(e) .80% of the first $1 billion of the International Equity Fund's average daily net assets during the preceding month plus .70% of such Fund's average daily net assets in excess of $1 billion during the preceding month (Mercan-tile pays a sub-advisory fee to BlackRock International Ltd. at an annual rate of .45% of the average daily net assets), and (f) .80% of the first $1 billion of the Diversified Real Estate Fund's average daily net assets during the pre-ceding month plus .60% of such Fund's average daily net assets in excess of $1 billion during the preceding month. For its services as Administrator, Mercan-tile receives an administration fee computed daily and payable monthly at an annual rate of .125% of the average daily net assets of each Fund. Mercantile may, at its discretion, voluntarily waive any portion of its advisory fee or its administration fee for any Fund.

Shares in each Fund are sold on a continuous basis without a sales load by the Company's distributor, BISYS Fund Services ("the Distributor"). The Distribu-tor receives no fee for these services. BISYS Fund Services Ohio, Inc., an af-filiate of the Distributor, receives fees for fund accounting and transfer agent services provided to the Funds.

Each director of the Company received from the Company an annual fee of $9,500 and a fee of $2,000 for each Board meeting attended and was reimbursed for all out-of-pocket expenses relating to attendance at meetings. The Chairman of the Board of Directors and President receives an additional fee of $7,500 for his services in these capacities. No person who is a director, officer or employee of Mercantile serves as a director, officer or employee of the Company. During the fiscal year ended May 31, 2000, the Funds paid legal fees to a law firm, a partner of which serves as Secretary of the Company.

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements -- Continued


3. NET ASSETS

  At May 31, 2000, net assets consisted of the following:

                                        Prime       Government    Tax-Exempt
                                     Money Market  Money Market  Money Market
                                         Fund          Fund          Fund
                                     ------------  ------------  ------------
Capital Paid-In..................... $514,833,918  $477,016,139  $148,042,964
Accumulated Realized Gain (Loss) on
 Investments........................     (105,696)     (126,205)      (13,803)
                                     ------------  ------------  ------------
                                     $514,728,222  $476,889,934  $148,029,161
                                     ============  ============  ============

                                                                   International  Diversified
                           Growth &        Equity       Equity        Equity      Real Estate
                          Income Fund   Income Fund   Growth Fund      Fund           Fund
                          -----------   -----------   -----------  -------------  -----------
Capital Paid-In......... $263,063,928   $113,366,850  $54,377,197  $ 95,955,251   $ 12,740,341
Accumulated Realized
 Gain (Loss) on
 Investments and Foreign
 Currency...............   45,419,212     44,461,487    1,876,686    18,181,998       (373,391)
Net Unrealized
 Appreciation
 (Depreciation) on
 Investments and Foreign
 Currency...............  175,565,334     36,696,284   20,344,880     3,996,326        (55,312)
Undistributed Net
 Investment Income......      389,607        423,843       38,288       248,829        107,219
                         ------------   ------------  -----------  ------------   ------------
                         $484,438,081   $194,948,464  $76,637,051  $118,382,404   $ 12,418,857
                         ============   ============  ===========  ============   ============
                            Limited        Total       Maryland    Intermediate     National
                         Maturity Bond  Return Bond   Tax-Exempt    Tax-Exempt     Tax-Exempt
                             Fund           Fund       Bond Fund     Bond Fund     Bond Fund
                         -------------  -----------   ----------   ------------    ----------
Capital Paid-In......... $166,043,538   $130,525,280  $33,128,967  $ 84,009,433   $176,253,124
Accumulated Realized
 Gain (Loss) on
 Investments............     (219,484)    (1,343,676)    (762,167)   (1,522,329)    (3,259,575)
Net Unrealized
 Appreciation
 (Depreciation) on
 Investments............   (4,317,331)    (3,219,418)    (894,986)     (989,125)       (73,093)
Undistributed Net
 Investment Income......           --             --           --            --             --
                         ------------   ------------  -----------  ------------   ------------
                         $161,506,723   $125,962,186  $31,471,814  $ 81,497,979   $172,920,456
                         ============   ============  ===========  ============   ============

4. CAPITAL STOCK

  Transactions in shares of the Company are summarized as follows:

                                                         Government Money
                          Prime Money Market Fund           Market Fund
                         --------------------------  --------------------------
                         For the Year  For the Year  For the Year  For the Year
                            Ended         Ended         Ended         Ended
                         May 31, 2000  May 31, 1999  May 31, 2000  May 31, 1999
                         ------------  ------------  ------------  ------------
Shares Sold.............  625,428,345   766,296,619   725,454,493   709,317,736
Shares Redeemed......... (642,810,864) (685,216,360) (695,928,694) (656,540,088)
Shares Reinvested.......    1,275,411     1,001,344     1,841,930     1,611,353
                         ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Shares..............  (16,107,108)   82,081,603    31,367,729    54,389,001
Shares Outstanding:
 Beginning of Period....  530,941,026   448,859,423   445,648,410   391,259,409
                         ------------  ------------  ------------  ------------
 End of Period..........  514,833,918   530,941,026   477,016,139   445,648,410
                         ============  ============  ============  ============

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements -- Continued

4. CAPITAL STOCK -- Continued

                                 Tax-Exempt
                              Money Market Fund         Growth & Income Fund
                          --------------------------  -------------------------
                          For the Year  For the Year  For the Year For the Year
                             Ended         Ended         Ended        Ended
                          May 31, 2000  May 31, 1999  May 31, 2000 May 31, 1999
                          ------------  ------------  ------------ ------------
Shares Sold..............  215,040,601   144,298,995    3,358,116    2,778,002
Shares Redeemed.......... (210,256,955) (152,722,958)  (2,258,249)  (3,292,178)
Shares Reinvested........       31,090        22,400      422,298      496,412
Shares Issued Due to
 Exchange of Tax-Exempt
 Money Market Fund
 (Trust) Shares for Tax-
 Exempt Money Market Fund
 Shares..................           --    61,658,534           --           --
                          ------------  ------------   ----------   ----------
Net Increase (Decrease)
 in Shares...............    4,814,736    53,256,971    1,522,165      (17,764)
Shares Outstanding:
 Beginning of Period.....  143,229,375    89,972,404   17,479,070   17,496,834
                          ------------  ------------   ----------   ----------
 End of Period...........  148,044,111   143,229,375   19,001,235   17,479,070
                          ============  ============   ==========   ==========
                             Equity Income Fund          Equity Growth Fund
                          --------------------------  -------------------------
                          For the Year  For the Year  For the Year For the Year
                             Ended         Ended         Ended        Ended
                          May 31, 2000  May 31, 1999  May 31, 2000 May 31, 1999
                          ------------  ------------  ------------ ------------
Shares Sold..............    3,835,154       818,862    2,747,952      934,758
Shares Redeemed..........   (7,332,195)   (4,951,404)    (866,277)    (494,334)
Shares Reinvested........      408,002     3,451,972       26,638      307,838
                          ------------  ------------   ----------   ----------
Net Increase (Decrease)
 in Shares...............   (3,089,039)     (680,570)   1,908,313      748,262
Shares Outstanding:
 Beginning of Period.....   30,651,908    31,332,478    4,140,373    3,392,111
                          ------------  ------------   ----------   ----------
 End of Period...........   27,562,869    30,651,908    6,048,686    4,140,373
                          ============  ============   ==========   ==========

                         International Equity Fund Diversified Real Estate Fund
                         ------------------------- ---------------------------------
                         For the Year For the Year  For the Year       For the Year
                            Ended        Ended         Ended              Ended
                         May 31, 2000 May 31, 1999  May 31, 2000       May 31, 1999
                         ------------ ------------  ------------       ------------
Shares Sold.............   8,630,933    3,532,140           678,072           192,039
Shares Redeemed.........  (6,861,852)  (3,716,761)         (138,435)          (18,434)
Shares Reinvested.......      84,762      130,150             6,326             3,153
                          ----------   ----------   ---------------     -------------
Net Increase (Decrease)
 in Shares..............   1,853,843      (54,471)          545,963           176,758
Shares Outstanding:
 Beginning of Period....   6,090,442    6,144,913           835,621           658,863
                          ----------   ----------   ---------------     -------------
 End of Period..........   7,944,285    6,090,442         1,381,584           835,621
                          ==========   ==========   ===============     =============

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements -- Continued

4. CAPITAL STOCK -- Continued

                         Limited Maturity Bond Fund       Total Return Bond Fund
                         -----------------------------   -------------------------
                         For the Year    For the Year    For the Year For the Year
                             Ended           Ended          Ended        Ended
                         May 31, 2000    May 31, 1999    May 31, 2000 May 31, 1999
                         ------------    ------------    ------------ ------------
Shares Sold.............      2,287,159       3,237,655    3,664,392    2,162,872
Shares Redeemed.........     (2,499,396)     (1,839,478)  (1,256,466)  (1,459,049)
Shares Reinvested.......        145,749         169,722       46,793       83,296
                          -------------   -------------   ----------   ----------
Net Increase (Decrease)
 in Shares..............        (66,488)      1,567,899    2,454,719      787,119
Shares Outstanding:
 Beginning of Period....     16,111,070      14,543,171   10,906,968   10,119,849
                          -------------   -------------   ----------   ----------
 End of Period..........     16,044,582      16,111,070   13,361,687   10,906,968
                          =============   =============   ==========   ==========
                             Maryland Tax-Exempt          Intermediate Tax-Exempt
                                  Bond Fund                      Bond Fund
                         -----------------------------   -------------------------
                         For the Year    For the Year    For the Year For the Year
                             Ended           Ended          Ended        Ended
                         May 31, 2000    May 31, 1999    May 31, 2000 May 31, 1999
                         ------------    ------------    ------------ ------------
Shares Sold.............      1,245,097       1,651,881      902,088      782,513
Shares Redeemed.........       (646,229)       (583,325)  (1,521,664)  (1,146,751)
Shares Reinvested.......         12,780          10,397          771       62,688
                          -------------   -------------   ----------   ----------
Net Increase (Decrease)
 in Shares..............        611,648       1,078,953     (618,805)    (301,550)
Shares Outstanding:
 Beginning of Period....      2,463,434       1,384,481    9,089,368    9,390,918
                          -------------   -------------   ----------   ----------
 End of Period..........      3,075,082       2,463,434    8,470,563    9,089,368
                          =============   =============   ==========   ==========

                                                          National Tax-Exempt
                                                               Bond Fund
                                                       -------------------------
                                                       For the Year For the Year
                                                          Ended        Ended
                                                       May 31, 2000 May 31, 1999
                                                       ------------ ------------
Shares Sold...........................................   2,373,803    1,558,731
Shares Redeemed.......................................  (1,885,583)  (1,524,874)
Shares Reinvested.....................................       1,324      186,631
                                                        ----------   ----------
Net Increase (Decrease) in Shares.....................     489,544      220,488
Shares Outstanding:
 Beginning of Period..................................  17,936,893   17,716,405
                                                        ----------   ----------
 End of Period........................................  18,426,437   17,936,893
                                                        ==========   ==========

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued


5. PURCHASES & SALES OF SECURITIES

For the fiscal ended May 31, 2000, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as fol-lows:

                                                           U.S.        U.S.
                                                        Government  Government
                               Purchases*     Sales*     Purchases     Sales
                              ------------ ------------ ----------  ----------
Growth & Income Fund........  $125,609,350 $138,698,728 $         0 $         0
Equity Income Fund..........   144,831,836  250,362,366           0           0
Equity Growth Fund..........    27,560,101    7,781,446           0           0
International Equity Fund...   162,492,711  150,178,023           0           0
Diversified Real Estate
 Fund.......................     5,301,337      915,626           0           0
Limited Maturity Bond Fund..    18,314,943    7,238,020  22,098,358  42,965,985
Total Return Bond Fund......    16,741,577   17,201,623  47,863,729  23,893,857
Maryland Tax-Exempt Bond
 Fund.......................    23,036,445   16,092,199           0           0
Intermediate Tax-Exempt Bond
 Fund.......................   112,788,392  123,017,828           0           0
National Tax-Exempt Bond
 Fund.......................   188,735,246  193,284,618           0           0

--------
* (excluding short-term and U.S. Government securities)

6. CAPITAL LOSS CARRYOVERS

At May 31, 2000, the following Funds had capital loss carryovers:

                                                Capital Loss    Expiration
                                                 Carryover         Year
                                                ------------    ----------
   Prime Money Market Fund.....................  $  105,696  2003 through 2006
   Government Money Market Fund................     126,205  2003 through 2004
   Tax-Exempt Money Market Fund................      13,803  2003 through 2008
   Diversified Real Estate Fund (as of
    12/31/99**)................................     166,530  2006 through 2007
   Total Return Bond Fund......................     172,881  2008
   Maryland Tax-Exempt Bond Fund...............     459,297  2003 through 2008
   Intermediate Tax-Exempt Bond Fund...........     840,837  2008
   National Tax-Exempt Bond Fund...............   1,794,842  2008

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Funds.
--------
** 12/31/99 is the tax year end for the Diversified Real Estate Fund.

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Concluded


7. LINE OF CREDIT

The Company has established a line of credit with Fifth Third Bank with re-spect to all Funds except the International Equity Fund. The line of credit, which is in an uncommitted aggregate amount of $25 million, may be accessed by the Funds for temporary or emergency purposes only. Each Fund may borrow up to 10% of its respective net assets. If a Fund's borrowings under the line of credit exceed 5% of its net assets that Fund may not purchase additional secu-rities. Borrowings under the line of credit bear interest at the overnight Federal Funds rate plus .50% per annum. At May 31, 2000, the Funds had no out-standing borrowings under the line of credit. During the year ended May 31, 2000, the following Funds borrowed amounts and paid interest as noted in the table below.

                                                     Interest Weighted Average
                                Range of Borrowings    Paid    Interest Rate
                                -------------------  -------- ----------------
   Prime Money Market Fund.....  $190,267--$467,446    $264         5.83%
   Government Money Market
    Fund....................... $990,436--$2,659,785   $994         6.65%
   Total Return Bond Fund......       $785,205         $616         7.06%

8. SUBSEQUENT EVENT

The Company distributed capital gains to shareholders of the Growth & Income Fund, Equity Income Fund, Equity Growth Fund and International Equity Fund on June 5, 2000. The record and declaration date was June 2, 2000.

                                                                 Total Capital
                                                               Gain Distribution
                                                               -----------------
   Growth & Income Fund.......................................    $45,490,351
   Equity Income Fund.........................................    $45,230,847
   Equity Growth Fund.........................................    $ 2,042,180
   International Equity Fund..................................    $19,091,116

                       Report of Independent Accountants

To the Board of Directors and Shareholders of M.S.D.&T. Funds, Inc.:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial high-lights present fairly, in all material respects, the financial position of Prime Money Market Fund, Government Money Market Fund, Tax-Exempt Money Market Fund, Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Interna-tional Equity Fund, Diversified Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund, and National Tax-Exempt Bond Fund (comprising M.S.D.&T. Funds, Inc., hereafter referred to as the "Funds") at May 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accor-dance with auditing standards generally accepted in the United States of Amer-ica, which require that we plan and perform the audit to obtain reasonable as-surance about whether the financial statements are free of material misstatment. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the ac-counting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by corre-spondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
July 18, 2000

                           IMPORTANT TAX INFORMATION
                                  (Unaudited)

During the fiscal year ended May 31, 2000, the distributions paid by the Funds were derived from the following:

                         Net Investment Income
                            and Short-Term     Exempt Interest Dividends
                             Capital Gains      (excludable from gross   Long-Term Capital Gains
                         (taxable as ordinary  income for Federal income (taxable at a long-term
                                income)              tax purposes)         capital gain rate)
                         --------------------- ------------------------- -----------------------
Prime Money Market......         100.0%                     --                      --
Government Money
 Market.................         100.0%                     --                      --
Tax-Exempt Money
 Market.................            --                   100.0%                     --
Growth & Income(1)......           8.7%                     --                    91.3%
Equity Income(1)........          17.7%                     --                    82.3%
Equity Growth(1)........           4.4%                     --                    95.6%
International
 Equity(2)..............          15.2%                     --                    84.8%
Limited Maturity Bond...          98.0%                     --                     2.0%
Total Return Bond.......          96.7%                     --                     3.3%
Maryland Tax-Exempt
 Bond...................            --                   100.0%                     --
Intermediate Tax-Exempt
 Bond...................           6.5%                   85.8%                    7.7%
National Tax-Exempt
 Bond...................           7.1%                   91.3%                    1.6%

--------
(1) 100% of distributions derived from net investment income and short-term capital gains qualify for the dividends received deduction available to corporate shareholders.
(2) The foreign taxes paid or withheld per share represent taxes incurred by the International Equity Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be in-cluded in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. See following page. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

                                  (Unaudited)
                          CAPITAL GAIN DISTRIBUTIONS

During the fiscal year ending May 31, 2000, the M.S.D.&T. Funds distributed capital gains to shareholders of Growth & Income Fund, Equity Income Fund, Eq-uity Growth Fund, International Equity Fund, Total Return Bond Fund, Limited Maturity Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund on December 21, 1999. The Securities and Exchange Commission re-quires mutual funds to disclose to shareholders the composition of the capital gain distribution. The figures listed below may differ from those cited else-where in the report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes. Pursuant to this requirement, these percentages are listed below:

                                                            Short-Term Long-Term
                                                            ---------- ---------
       Growth & Income Fund................................     0.0%     100.0%
       Equity Income Fund..................................     9.3%      90.7%
       Equity Growth Fund..................................     0.0%     100.0%
       International Equity Fund...........................    11.0%      89.0%
       Total Return Bond Fund..............................    27.1%      72.9%
       Limited Maturity Bond Fund..........................    18.1%      81.9%
       Intermediate Tax-Exempt Bond Fund...................    45.8%      54.2%
       National Tax-Exempt Bond Fund.......................    81.7%      18.3%

Short-term capital gain distributions are taxable to you as ordinary income. Long-term capital gain distributions are taxable to you as long-term capital gains.

                      IMPORTANT TAX INFORMATION--Concluded
                                  (Unaudited)

         Income by Country for the M.S.D.&T. International Equity Fund

                         Fiscal Year Ended May 31, 2000

                                                     Percentage of Percentage of
                                                     Gross Income:  Taxes Paid:
                                                     ------------- -------------
Australia...........................................      2.50%         0.30%
Brazil..............................................      1.42          0.21
Finland.............................................      0.75          1.11
France..............................................     13.25         29.92
Germany.............................................      5.55          6.27
Hong Kong...........................................      3.87          0.00
India...............................................      0.60          0.00
Italy...............................................      4.23          6.16
Japan...............................................      7.44         10.99
Malaysia............................................      0.25          0.69
Mexico..............................................      0.53          0.23
Netherlands.........................................      5.75          3.91
Philippines.........................................      0.02          0.06
Poland..............................................      0.61          0.90
Singapore...........................................      3.14          7.88
South Africa........................................      2.76          0.00
South Korea.........................................      0.31          0.00
Spain...............................................      2.80          4.14
Sweden..............................................      2.51          3.71
Switzerland.........................................      4.09          6.03
Thailand............................................     -0.08          0.00
United Kingdom......................................     23.25         17.58
United States.......................................     14.45         -0.09
                                                        ------        ------
                                                        100.00        100.00

  Foreign taxes withheld as of May 31, 2000 were $173,479, or 42.5% of distrib-uted income.

Investment Adviser and Administrator:
[LOGO]

Custodian (except for the International Equity Fund)

Distributor and Transfer Agent:

Custodian for the International Equity Fund